As filed with the Securities and Exchange
                Commission on November 1, 2004

                                              File Nos.   2-10768
                                                        811-00204

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

                Post-Effective Amendment No. 136      X

                              and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                         Amendment No. 140            X


           AllianceBernstein Mid-Cap Growth Fund, Inc.
        (Exact Name of Registrant as Specified in Charter)

      1345 Avenue of the Americas, New York, New York 10105
        (Address of Principal Executive Office) (Zip Code)

             Registrant's Telephone Number, including
                    Area Code: (800) 221-5672


                          MARK R. MANLEY
                 Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                     New York, New York 10105
             (Name and address of agent for service)


                   Copies of communications to:
                       Patricia A. Poglinco
                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004

     It is proposed that this filing will become effective (check appropriate box)


      X  immediately upon filing pursuant to paragraph (b)
     ---
     ___ on (date) pursuant to paragraph (b)
     ___ 60 days after filing pursuant to paragraph (a)(1)
     ___ on (date) pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on (date) pursuant to paragraph (a)(2) of rule 485.


     If appropriate, check the following box:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]AllianceBernstein(SM)
      Investment Research and Management

The AllianceBernstein Growth Funds

Growth Funds


                          PROSPECTUS--November 1, 2004



The AllianceBernstein Growth Funds provide a broad selection of investment alternatives to investors seeking capital growth or high total return.




Domestic Growth Funds
  AllianceBernstein Large Cap Growth Fund
  AllianceBernstein Growth Fund
  AllianceBernstein Mid-Cap Growth Fund
  AllianceBernstein Small Cap Growth Portfolio

Global Growth Funds
  AllianceBernstein Global Technology Fund
  AllianceBernstein Global Health Care Fund
  AllianceBernstein Global Research Growth Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered
==============================
 Are Not FDIC Insured
 May Lose Value
 Are Not Bank Guaranteed
==============================

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                        Page
RISK/RETURN SUMMARY                                        3
Domestic Growth Funds                                      4
Global Growth Funds                                        9
Summary of Principal Risks                                13
Principal Risks by Fund                                   14
FEES AND EXPENSES OF THE FUNDS                            15
INVESTING IN THE FUNDS                                    17
How To Buy Shares                                         17
The Different Share Class Expenses                        18
Sales Charge Reduction Programs                           19
CDSC Waivers and Other Programs                           20
Special Distribution Arrangements For Group
  Retirement Plans                                        21
The "Pros" and "Cons" of Different Share Classes          21
Payments To Financial Advisors and Their Firms            22
How To Exchange Shares                                    23
How To Sell or Redeem Shares                              23
Frequent Purchases and Redemptions of Fund
  Shares                                                  24
How The Funds Value Their Shares                          25
GLOSSARY                                                  26
DESCRIPTION OF THE FUNDS                                  27
Investment Objectives and Principal Policies              27
Description of Additional Investment Practices            32
Additional Risk Considerations                            39
MANAGEMENT OF THE FUNDS                                   41
DIVIDENDS, DISTRIBUTIONS AND TAXES                        46
CONVERSION FEATURE                                        47
GENERAL INFORMATION                                       47
FINANCIAL HIGHLIGHTS                                      49



The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the AllianceBernstein Growth Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.


The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks begins on page 13.


More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

The Risk/Return Summary includes a table for each Fund showing its average annual returns before and (for Class A shares) after taxes and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

o how the Fund's average annual returns, before and (for Class A shares) after taxes, for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad-based securities market index; and

o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).

A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Funds.

DOMESTIC GROWTH FUNDS

The Domestic Growth Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.


AllianceBernstein Large Cap Growth Fund
--------------------------------------------------------------------------------


OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 500 companies.


The Fund has historically invested the majority of its assets in the common stocks of large-capitalization companies. Effective December 15, 2004, the Fund is changing its name to reflect this investment strategy and adopting a policy that, under normal circumstances, it will invest at least 80% of its net assets in common stocks of large-capitalization companies. For these purposes, "large-capitalization companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $525 million to almost $354 billion as of September 30, 2004, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

Normally, the Fund invests in about 40-60 companies that Alliance believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The 25 most highly regarded of these companies usually constitute approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, Alliance tends to add to positions on price weakness and sell into price strength, all else being equal and assuming company fundamentals are intact. Alliance uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by enforcing a buy low, sell high discipline. The Fund also may invest up to 20% of its net assets in convertible securities and up to 20% of its total assets in equity securities of non-U.S. companies.


Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of companies than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in foreign securities have foreign risk and currency risk.

-------------------------------------------------------------------------------

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
-------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2003)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year**       Years**    Years**
--------------------------------------------------------------------------------
Class A***    Return Before Taxes                17.49%       -8.98%       7.83%
             -------------------------------------------------------------------
              Return After Taxes
              on Distributions                   17.49%       -9.58%       6.59%
             -------------------------------------------------------------------
              Return After Taxes
              on Distributions and
              Sale of Fund Shares                11.37%       -7.35%       6.45%
             -------------------------------------------------------------------
Class B       Return Before Taxes                17.76%       -8.86%       7.73%
--------------------------------------------------------------------------------
Class C       Return Before Taxes                20.88%       -8.84%       7.59%
--------------------------------------------------------------------------------
Class R       Return Before Taxes                22.43%       -8.38%       8.08%
--------------------------------------------------------------------------------
Advisor Class Return Before Taxes                23.12%       -7.91%       8.64%
--------------------------------------------------------------------------------
Russell 1000  (reflects no deduction
Growth        for fees, expenses,
Index         or taxes)                          29.75%       -5.11%       9.21%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**  Inception Dates for Class R shares:  11/3/03,  and for Advisor Class shares:
    10/1/96. Performance information for periods prior to the inception of Class R and Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Advisor Class shares, respectively.
*** After-tax  Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C, Class R and Advisor Class shares because these Classes have different expense ratios;
    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
   - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2004, the year-to-date unannualized return for Class A shares was -1.78%.


[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]



   94      95      96      97      98      99      00      01      02      03
--------------------------------------------------------------------------------
 -5.80   46.87   24.14   32.67   49.31   28.98  -19.87  -23.92  -32.38   22.71

                                                               Calendar Year End


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 31.05%, 4th quarter, 1998; and Worst Quarter was down -19.84%, 3rd quarter, 2001.

AllianceBernstein Growth Fund
-------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in lower-rated, fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2003)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year         Years      Years**
--------------------------------------------------------------------------------
Class A***     Return Before Taxes               29.13%       -6.55%       6.23%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions                  29.13%       -7.68%       4.96%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions and
               Sale of Fund Shares               18.93%       -5.61%       5.08%
--------------------------------------------------------------------------------
Class B        Return Before Taxes               29.92%       -6.43%       6.09%
--------------------------------------------------------------------------------
Class C        Return Before Taxes               32.85%       -6.42%       5.94%
--------------------------------------------------------------------------------
Advisor Class  Return Before Taxes               35.28%       -5.46%       7.01%
--------------------------------------------------------------------------------
Russell 3000   (reflects no deduction
Growth         for fees, expenses,
Index          or taxes)                         30.97%       -4.69%       8.81%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Advisor Class shares: 10/1/96. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2004, the year-to-date unannualized return for Class A shares was 2.18%.


[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   94      95      96      97      98      99      00      01      02      03
--------------------------------------------------------------------------------
-1.15   29.49    23.20   27.09   28.17   25.59  -18.47  -24.49  -28.63   34.88

                                                               Calendar Year End


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 28.85%, 4th quarter, 1998; and Worst Quarter was down -23.60%, 1st quarter, 2001.

AllianceBernstein Mid-Cap Growth Fund
-------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of mid-capitalization companies. For these purposes, "mid-capitalization companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $525 million to $14.7 billion as of September 30, 2004. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Fund typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at time of purchase.


The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
-------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2003)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year         Years      Years**
--------------------------------------------------------------------------------
Class A***     Return Before Taxes               58.72%       -0.28%       7.27%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions                  58.72%       -1.09%       4.37%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions and
               Sale of Fund Shares               38.17%       -0.60%       4.72%
--------------------------------------------------------------------------------
Class B        Return Before Taxes               60.46%       -0.30%       7.02%
--------------------------------------------------------------------------------
Class C        Return Before Taxes               63.69%       -0.30%       6.77%
--------------------------------------------------------------------------------
Advisor Class  Return Before Taxes               66.07%        0.77%       7.98%
--------------------------------------------------------------------------------
Russell        (reflects no deduction
Mid-Cap        for fees, expenses,
Growth Index   or taxes)                         42.71%        2.01%       9.40%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Advisor Class shares: 10/1/96. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



BAR CHART
-------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2004, the year-to-date unannualized return for Class A shares was 0.00%.



[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   94      95      96      97      98      99      00      01      02      03
--------------------------------------------------------------------------------
-2.51   34.84   17.54   36.01   -2.72    33.90  -15.88  -18.09  -32.72   65.96

                                                               Calendar Year End


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 26.41%, 4th quarter, 1999; and Worst Quarter was down -25.52%, 3rd quarter, 2001.

AllianceBernstein Small Cap Growth Portfolio
-------------------------------------------------------------------------------


OBJECTIVE:

The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Normally, the Fund invests in about 100-125 companies.

The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. The Fund's investment policies, which are aggressive, emphasize investments in quality companies that are demonstrating improving fundamentals and favorable earnings momentum. When selecting securities, Alliance looks for companies that have strong, experienced management teams, strong market positions, and the potential to support above average earnings growth rates. In making specific investment decisions for the Fund, Alliance will employ a "bottom-up" stock selection process. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.


Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
-------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2003)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year         Years      Years**
--------------------------------------------------------------------------------
Class A***     Return Before Taxes               41.84%       -2.72%       5.87%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions                  41.84%       -3.49%       3.36%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions and
               Sale of Fund Shares               27.20%       -2.73%       3.59%
-------------------------------------------------------------------------------
Class B        Return Before Taxes               42.85%       -2.66%       5.68%
-------------------------------------------------------------------------------
Class C        Return Before Taxes               45.98%       -2.63%       5.52%
-------------------------------------------------------------------------------
Advisor Class  Return Before Taxes               48.55%       -1.55%       6.65%
-------------------------------------------------------------------------------
Russell        (reflects no deduction
2000           for fees, expenses,
Growth Index   or taxes)                         48.54%        0.86%       5.43%
-------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Advisor Class shares: 10/1/96. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



BAR CHART
-------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2004, the year-to-date unannualized return for Class A shares was -0.10%.



[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   94      95      96      97      98      99      00      01      02      03
--------------------------------------------------------------------------------
-7.27   47.64   32.62   17.24   -4.56   12.96   -7.61  -13.64  -31.84   48.09

                                                               Calendar Year End


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 25.05%, 4th quarter, 2001; and Worst Quarter was down -28.79%, 3rd quarter, 2001.

GLOBAL GROWTH FUNDS

The Global Growth Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

AllianceBernstein Global Technology Fund
-------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that use technology extensively in the development of new or improved products or processes. The Fund invests in a global portfolio of securities of U.S. and non-U.S. companies selected for their growth potential. Alliance adjusts the Fund's exposure to particular national economies based on its perception of the most favorable markets and issuers. The Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies as well as new or unseasoned companies. The Fund also may invest in debt securities.

Effective December 15, 2004, the Fund will no longer be prohibited from investing more than 25% of its total assets in foreign securities. After that date, the Fund may invest in foreign securities, foreign government securities and securities issued by U.S. companies as Alliance considers most advantageous.

Among the principal risks of investing in the Fund are market risk, industry/sector risk, capitalization risk, foreign risk and currency risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt securities, your investment has interest rate risk and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
-------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2003)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year**       Years**    Years**
--------------------------------------------------------------------------------
Class A***     Return Before Taxes               35.66%       -5.78%      10.98%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions                  35.66%       -6.24%       9.96%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions and
               Sale of Fund Shares               23.18%       -4.84%       9.38%
-------------------------------------------------------------------------------
Class B        Return Before Taxes               36.61%       -5.67%      10.83%
-------------------------------------------------------------------------------
Class C        Return Before Taxes               39.64%       -5.66%      10.66%
-------------------------------------------------------------------------------
Class R        Return Before Taxes               41.42%       -5.13%      11.24%
-------------------------------------------------------------------------------
Advisor Class  Return Before Taxes               42.12%       -4.67%      11.79%
-------------------------------------------------------------------------------
NASDAQ         (reflects no
Composite      deduction for
Index          fees, expenses,
               or taxes)                         50.01%       -1.79%       9.94%
-------------------------------------------------------------------------------
Goldman        (reflects no
Sachs          deduction for
Technology     fees, expenses,
Index          or taxes)                         54.55%       -5.00%       N/A%
-------------------------------------------------------------------------------
MSCI World     (reflects no
Information    deduction for
Technology     fees, expenses,
Index          or taxes)                         48.29%       -5.66%        N/A
-------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**  Inception  Date for Class R shares:  11/3/03 and for Advisor  Class  shares:
    10/1/96. Performance information for periods prior to the inception of Class R and Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratios of Class R shares and the lower expense ratio of Advisor Class shares, respectively.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C, Class R and Advisor Class shares because these Classes have different expense ratios;
    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
-------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2004, the year-to-date unannualized return for Class A shares was -8.58%.


[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   94      95      96      97      98      99      00      01      02      03
--------------------------------------------------------------------------------
28.50    45.80   19.41    4.54   63.14   71.78  -24.62  -25.88  -42.95   41.67

                                                               Calendar Year End


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 44.57%, 4th quarter, 1999; and Worst Quarter was down -35.31%, 3rd quarter, 2001.

AllianceBernstein Global Health Care Fund
-------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in health care and health care-related industries ("Health Care Industries") (companies principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders). Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in a global portfolio of securities of U.S. and non-U.S. companies that are expected to profit from the development of new products and services for these industries. Alliance adjusts the Fund's exposure to particular national economies based on its perception of the most favorable markets and issuers. The Fund may invest in new, smaller or less-seasoned companies as well as in larger, established companies in Health Care Industries.

Effective December 15, 2004, the Fund will no longer be prohibited from investing more than 40% of its total assets in foreign securities. After that date, the Fund may invest in foreign securities, foreign government securities and securities issued by U.S. companies as Alliance considers most advantageous. In addition, the Fund may thereafter invest without limit in securities of issuers in any one foreign country and in emerging market countries.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. Unlike many other equity funds, the Fund invests in the securities of companies principally engaged in Health Care Industries. As a result, certain economic conditions and market changes that affect those industries may have a more significant effect on the Fund's net asset value than on the value of a more broadly diversified fund. For example, the Fund's share price could be affected by changes in competition, legislation or government regulation, government funding, product liability and other litigation, the obsolescence or development of products, or other factors specific to Health Care Industries. The Fund's investments in foreign securities have foreign risk and currency risk. The Fund's investments in small- to mid-capitalization companies have capitalization risk. These investments may be more volatile than investments in large-cap companies.

-------------------------------------------------------------------------------

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
-------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2003)
-------------------------------------------------------------------------------
                                                   1           Since
                                                 Year        Inception**
-------------------------------------------------------------------------------
Class A***     Return Before Taxes               15.87%        1.57%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions                  15.87%        1.51%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions and
               Sale of Fund Shares               10.31%        1.30%
-------------------------------------------------------------------------------
Class B        Return Before Taxes               16.00%        1.81%
-------------------------------------------------------------------------------
Class C        Return Before Taxes               19.11%        1.83%
-------------------------------------------------------------------------------
Advisor Class  Return Before Taxes               21.41%        3.08%
-------------------------------------------------------------------------------
S&P 500        (reflects no deduction for
Index          fees, expenses, or taxes)         28.67%       -2.47%
-------------------------------------------------------------------------------
S&P            (reflects no deduction for
Healthcare     fees, expenses or taxes)
Composite                                        15.06%        1.26%
-------------------------------------------------------------------------------
MSCI World
Healthcare
Index                                            19.99%        1.24%
-------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**  Inception Date for all Classes is 8/27/99.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
-------------------------------------------------------------------------------
The annual return in the bar chart is for the Fund's Class A shares and does not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2004, the year-to-date unannualized return for Class A shares was -0.54%.


[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   94      95      96      97      98      99      00      01      02      03
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a     n/a   31.44  -17.56  -17.24   21.05

                                                               Calendar Year End


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.76%, 2nd quarter, 2000; and Worst Quarter was down -19.20%, 1st quarter, 2001.

AllianceBernstein Global Research Growth Fund
-------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is to seek long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests primarily in a global portfolio of equity securities of companies within various market sectors selected by Alliance for their growth potential. Examples of the types of market sectors into which Alliance may invest the Fund's assets include, but are not limited to, communications and information technology, health care, financial services, infrastructure, energy and natural resources, and consumer growth. Alliance's Global Research Growth Portfolio Oversight Group, in consultation with the senior sector analyst-managers, is responsible for determining the market sectors into which the Fund's assets are invested and the percentage allocation into each sector. Alliance allocates the Fund's investments among the selected market sectors based on its assessment of both current and forecasted economic and investment conditions. A senior industry analyst for each sector is responsible for stock selection within that sector. Within each sector, stock selection emphasizes investment in companies representing the industry analyst groups' top picks for their respective sectors. The Fund invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more), one of which may be the United States. The Fund also invests in securities of companies in emerging markets.

PRINCIPAL RISKS:

Among the principal risks of investing in the Fund are market risk, foreign risk, currency risk, industry/sector risk, capitalization risk and allocation risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE ++
-------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2003)
-------------------------------------------------------------------------------
                                                   1          Since
                                                 Year**     Inception**
-------------------------------------------------------------------------------
Class A***     Return Before Taxes               28.60%       20.61%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions                  26.72%       19.38%
             -------------------------------------------------------------------
               Return After Taxes
               on Distributions and
               Sale of Fund Shares               19.24%       17.08%
-------------------------------------------------------------------------------
Class B        Return Before Taxes               29.35%       21.51%
-------------------------------------------------------------------------------
Class C        Return Before Taxes               32.35%       23.41%
-------------------------------------------------------------------------------
Class R        Return Before Taxes               28.60%       20.61%
-------------------------------------------------------------------------------
Advisor Class  Return Before Taxes               34.62%       24.64%
-------------------------------------------------------------------------------
MSCI World     (reflects no deduction
Index          for fees, expenses,
               or taxes)                         33.76%       19.41%
-------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class A, B, C and Advisor Class shares: 07/22/02 and for Class R shares: 09/01/04. The Class R shares did not exist prior to September 1, 2004 and the performance information shown above is for the Fund's Class A shares. Performance information for periods prior to the inception of Class R shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratios of Class R shares.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C, Class R and Advisor Class shares because these shares have different expense ratios.
    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
    - Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
++ The returns in the Performance Table and Bar Chart are for the period prior to the Fund's commencement of a public offering and may not be representative of future performance of the Fund.

BAR CHART ++
-------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2004, the year-to-date unannualized return for Class A shares was 1.40%.


[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   94      95      96      97      98      99      00      01      02      03
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a   34.28%

                                                               Calendar Year End


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 14.56%, 2nd quarter, 2003; and Worst Quarter was down -2.56%, 1st quarter, 2003.

SUMMARY OF PRINCIPAL RISKS
The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All of the Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.

MARKET RISK
This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods. All of the AllianceBernstein Growth Funds are subject to market risk.


INDUSTRY/SECTOR RISK
This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry or group of related industries could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are AllianceBernstein Global Technology Fund and AllianceBernstein Global Health Care Fund. This risk may be greater for AllianceBernstein Global Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

CAPITALIZATION RISK
This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. AllianceBernstein Growth Fund and AllianceBernstein Mid-Cap Growth Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources. AllianceBernstein Small Cap Growth Portolio, AllianceBernstein Global Technology Fund, AllianceBernstein Global Health Care Fund and AllianceBernstein Global Research Growth Fund are particularly subject to this risk.


INTEREST RATE RISK
This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those AllianceBernstein Growth Funds that invest a substantial portion of their assets in fixed-income securities. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds").

CREDIT RISK
This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those AllianceBernstein Growth Funds that invest more of their assets in lower-rated securities.


FOREIGN RISK
This is the risk of investments in issuers located in foreign countries. All AllianceBernstein Growth Funds that invest in foreign securities are subject to this risk, including, in particular, AllianceBernstein Global Technology Fund, AllianceBernstein Global Health Care Fund and AllianceBernstein Global Research Growth Fund. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.

CURRENCY RISK
This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds that invest in foreign securities are subject to this risk, including, in particular, AllianceBernstein Global Technology Fund, AllianceBernstein Global Health Care Fund and AllianceBernstein Global Research Growth Fund.

MANAGEMENT RISK
Each AllianceBernstein Growth Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

FOCUSED PORTFOLIO RISK
Funds, such as AllianceBernstein Large Cap Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

ALLOCATION RISK
This is the risk that the allocation of a Fund's investments among industry sectors may have a more significant effect on the Fund's net asset value when one of these sectors is performing more poorly than the others.
AllianceBernstein Global Research Growth Fund is particularly subject to this risk.

PRINCIPAL RISKS BY FUND
-------------------------------------------------------------------------------
The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


                                    Industry/  Capital-  Interest                                           Focused
                            Market    Sector   ization     Rate     Credit   Foreign   Currency   Manage-  Portfolio  Allocation
Fund                         Risk      Risk      Risk      Risk      Risk      Risk      Risk    ment Risk    Risk       Risk
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large
Cap Growth Fund                o                                                                     o         o
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth
Fund                           o                   o         o         o         o         o         o
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Mid-Cap
Growth Fund                    o                   o                                                 o
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap
Growth Fund                    o                   o                                                 o
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global
Technology Fund                o         o         o                             o         o         o
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global
Health Care Fund               o         o         o                             o         o         o
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global
Research Growth Fund           o         o         o                             o         o         o                    o
-------------------------------------------------------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                 Class A       Class B    Class C      Class R      Advisor Class
                                                                  Shares       Shares      Shares     Shares(a)        Shares
                                                                ---------     --------   ---------    ---------    -------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                     4.25%(b)      None        None        None            None

Maximum Deferred Sales Charge (Load)                              None         4.00%*(b)   1.00%**(b)   None            None
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)

Exchange Fee                                                      None          None        None        None            None

(a) Class R shares are only offered by AllianceBernstein Large Cap Growth Fund, AllianceBernstein Global Technology Fund and AllianceBernstein Global
    Research Growth Fund and only to certain group retirement plans. See "Investing in the Funds" in this Prospectus.
(b) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases and for certain group retirement plans. In some cases, however, a 1%, 1-year contingent deferred sales charge or CDSC may apply. CDSCs for Class A, B and C shares may also be subject to waiver in certain circumstances. See "Investing in the Funds, CDSC Waivers and Other Programs" in the Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.
* Class B shares automatically convert to Class A shares after 8 years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the 4th year.
**  For Class C shares, the CDSC is 0% after the first year.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES


The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:


                      Operating Expenses
----------------------------------------------------------------------

AllianceBernstein
Large Cap Growth                                              Advisor
Fund                      Class A  Class B  Class C  Class R   Class
                          -------  -------  -------  -------  --------
   Management fees          .70%     .70%     .70%     .70%     .70%
   Distribution and/or
     service (12b-1) fees   .30%    1.00%    1.00%     .50%     None
   Other expenses           .47%     .53%     .50%     .46%     .47%
                          -----    -----    -----    -----    -----
   Total fund operating
     expenses (a)          1.47%    2.23%    2.20%    1.66%    1.17%
                          =====    =====    =====    =====    =====


                                          Examples
-------------------------------------------------------------------------------------------------
                                                                                         Advisor
                 Class A    Class B+    Class B++    Class C+    Class C++    Class R     Class
                 -------    --------    ---------    --------    ---------    -------    --------
After 1 year     $   568    $    626     $    226    $    323     $    223    $   169    $    119
After 3 years    $   870    $    897     $    697    $    688     $    688    $   523    $    372
After 5 years    $ 1,194    $  1,195     $  1,195    $  1,180     $  1,180    $   902    $    644
After 10 years   $ 2,108    $  2,373     $  2,373    $  2,534     $  2,534    $ 1,965    $  1,420





AllianceBernstein                                    Advisor
Growth Fund               Class A  Class B  Class C   Class
                          -------  -------  -------  -------
   Management fees          .75%     .75%     .75%     .75%
   Distribution and/or
     service (12b-1) fees   .30%    1.00%    1.00%     None
   Other expenses           .47%     .52%     .49%     .47%
                          -----    -----    -----    -----
   Total fund operating
     expenses (a)          1.52%    2.27%    2.24%    1.22%
                          =====    =====    =====    =====


                                                                               Advisor
                 Class A    Class B+    Class B++    Class C+    Class C++      Class
                 -------    --------    ---------    --------    ---------    --------
After 1 year     $   573    $    630     $    230    $    327     $    227    $    124
After 3 years    $   885    $    909     $    709    $    700     $    700    $    387
After 5 years    $ 1,219    $  1,215     $  1,215    $  1,200     $  1,200    $    670
After 10 years   $ 2,160    $  2,417     $  2,417    $  2,575     $  2,575    $  1,477





AllianceBernstein
Mid-Cap Growth                                       Advisor
Fund                      Class A  Class B  Class C   Class
                          -------  -------  -------  -------
   Management fees          .71%     .71%     .71%     .71%
   Distribution and/or
     service (12b-1) fees   .22%    1.00%    1.00%     None
   Other expenses           .33%     .39%     .36%     .34%
                          -----    -----    -----    -----
   Total fund operating
     expenses              1.26%    2.10%    2.07%    1.05%
                          =====    =====    =====    =====


                                                                               Advisor
                 Class A    Class B+    Class B++    Class C+    Class C++      Class
                 -------    --------    ---------    --------    ---------    --------
After 1 year     $   548    $    613     $    213    $    310     $    210    $    107
After 3 years    $   808    $    858     $    658    $    649     $    649    $    334
After 5 years    $ 1,087    $  1,129     $  1,129    $  1,114     $  1,114    $    579
After 10 years   $ 1,883    $  2,216     $  2,216    $  2,400     $  2,400    $  1,283



Please refer to the footnotes on page 16.

                 Operating Expenses
----------------------------------------------------------------------

AllianceBernstein
Small Cap Growth                                     Advisor
Portfolio                 Class A  Class B  Class C   Class
                          -------  -------  -------  -------
    Management fees         .75%     .75%     .75%     .75%
    Distribution and/or
      service (12b-1) fees  .27%    1.00%    1.00%     None
    Other expenses          .75%     .82%     .78%     .75%
                          -----    -----    -----    -----
    Total fund operating
      expenses (a)         1.77%    2.57%    2.53%    1.50%
                          =====    =====    =====    =====


                                          Examples
-------------------------------------------------------------------------------------------------

                                                                                Advisor
                   Class A    Class B+    Class B++    Class C+    Class C++     Class
                   -------    --------    ---------    --------    ---------    -------
After 1 year       $   597    $    660     $    260    $    356     $    256    $   153
After 3 years      $   959    $    999     $    799    $    788     $    788    $   474
After 5 years      $ 1,344    $  1,365     $  1,365    $  1,345     $  1,345    $   818
After 10 years     $ 2,420    $  2,710     $  2,710       2,866     $  2,866    $ 1,791





AllianceBernstein
Global Technology                                             Advisor
Fund                      Class A  Class B  Class C  Class R   Class
                          -------  -------  -------  -------  --------
    Management fees         .75%     .75%     .75%     .75%     .75%
    Distribution and/or
      service (12b-1) fees  .30%    1.00%    1.00%     .50%     None
    Other expenses          .54%     .64%     .58%     .50%     .54%
                          -----    -----    -----    -----    -----
    Total fund operating
      expenses (a)         1.59%    2.39%    2.33%    1.75%    1.29%
                          =====    =====    =====    =====    =====


                                                                                           Advisor
                   Class A    Class B+    Class B++    Class C+    Class C++    Class R     Class
                   -------    --------    ---------    --------    ---------    -------    --------
After 1 year       $   580    $    642     $    242    $    336     $    236    $   178    $    131
After 3 years      $   906    $    945     $    745    $    727     $    727    $   551    $    409
After 5 years      $ 1,254    $  1,275     $  1,275    $  1,245     $  1,245    $   949    $    708
After 10 years     $ 2,234    $  2,528     $  2,528    $  2,666     $  2,666    $ 2,062    $  1,556



AllianceBernstein
Global Health Care                                   Advisor
Fund                      Class A  Class B  Class C   Class
                          -------  -------  -------  -------
    Management fees         .75%     .75%     .75%     .75%
    Distribution and/or
      service (12b-1) fees  .30%    1.00%    1.00%     None
    Other expenses          .68%     .74%     .71%     .67%
                          -----    -----    -----    -----
    Total fund operating
      expenses (a)         1.73%    2.49%    2.46%    1.42%
                          =====    =====    =====    =====




                                                                                Advisor
                   Class A    Class B+    Class B++    Class C+    Class C++     Class
                   -------    --------    ---------    --------    ---------    -------
After 1 year       $   593    $    652     $    252    $    349     $    249    $   145
After 3 years      $   947    $    976     $    776    $    767     $    767    $   449
After 5 years      $ 1,324    $  1,326     $  1,326    $  1,311     $  1,311    $   776
After 10 years     $ 2,379    $  2,639     $  2,639    $  2,796     $  2,796    $ 1,702





AllianceBernstein
Global Research Growth                                        Advisor
Fund                      Class A  Class B  Class C  Class R   Class
                          -------  -------  -------  -------  --------
    Management fees         .75%     .75%     .75%     .75%     .75%
    Distribution and/or
      service (12b-1) fees  .30%    1.00%    1.00%     .50%     None
    Other expenses         6.38%    9.40%    8.96%    6.38%    6.46%
                          -----    -----    -----    -----    -----
    Total fund operating
      expenses (a)         7.43%   11.15%   10.71%    7.63%    7.21%
                          =====    =====    =====    =====    =====
    Waiver and/or expense
      reimbursement (b)   (5.93)%  (8.95)%  (8.51)%  (5.93)%  (6.01)%
                          -----    -----    -----    -----    -----
    Net expenses           1.50%    2.20%    2.20%    1.70%    1.20%
                          =====    =====    =====    =====    =====


                                                                                           Advisor
                   Class A    Class B+    Class B++    Class C+    Class C++    Class R     Class
                   -------    --------    ---------    --------    ---------    -------    --------
After 1 year       $   571    $    623     $    223    $    323     $    223    $   173    $    122
After 3 years (c)  $ 2,008    $  2,577     $  2,377    $  2,301     $  2,301    $ 1,708    $  1,586
After 5 years (c)  $ 3,376    $  4,274     $  4,274    $  4,149     $  4,149    $ 3,163    $  2,986
After 10 years(c)  $ 6,516    $  7,659     $  7,659    $  7,920     $  7,920    $ 6,480    $  6,224



-------------------------------------------------------------------------------
+ Assumes redemption at end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.
++ Assumes no redemption at end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.
(a) Expense information has been restated to reflect a reduction in advisory fees effective September 7, 2004.
(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms. Certain fees waived or expenses borne by Alliance through August 31, 2003 may be reimbursed by the Fund until August 31, 2005. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed 1.50% for Class A shares, 2.20% for Class B and Class C shares, 1.70% for Class R shares and 1.20% for Advisor Class shares, or cause the total reimbursement payments to exceed the Fund's total initial organizational and offering expenses.
(c) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial period.

INVESTING IN THE FUNDS
-------------------------------------------------------------------------------
This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. The Funds offer four classes of shares through this Prospectus, except AllianceBernstein Large Cap Growth Fund, AllianceBernstein Global Technology Fund and AllianceBernstein Global Research Growth Fund, which offer five classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The Pros and Cons of Different Share Classes" below. Keep in mind that only Class A shares offer Quantity Discounts on sales charges, as described more fully under "Sales Charge Reduction Programs" below. Also, you can learn more about payments to brokers, financial planners, banks, insurance companies, registered investment advisors, pension plan consultants or other "financial intermediaries" who distribute shares of the Funds and your individual financial advisor under "Payments to Financial Advisors and their Firms."

HOW TO BUY SHARES
Class A, Class B and Class C Shares
You may purchase a Fund's Class A, Class B, or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Funds' principal underwriter, AllianceBernstein Investment Research and Management, Inc., or ABIRM.

Purchases Minimums and Maximums

Minimums:*
   - Initial:              $ 2,500
   - Subsequent:           $    50
   - Automatic Investment
     Program (monthly):    $   200

* These purchase minimums may not apply to some retirement-related investment programs. Please see "Retirement and Employee Benefit Plans" below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM. Shareholders committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 will be able to continue their program despite the $200 monthly minimum.

The Automatic Investment Program allows investors to purchase shares of a Fund through pre-authorized transfers of funds from the investor's bank account. Please see a Fund's SAI for more details.

Maximum Individual Purchase Amount:
   - Class A shares             None
   - Class B shares      $   100,000
   - Class C Shares      $ 1,000,000

Your broker or financial advisor must receive your purchase request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined net asset value or NAV, less any applicable initial sales charge.

If you are an existing Fund shareholder and you have completed the appropriate section of the Subscription Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. Alliance Global Investor Services, Inc., or AGIS, must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

Class R Shares
Class R shares are available to group retirement plans that have plan assets of $1,000,000 to $10,000,000 and that hold Fund shares in the name of the plan in a so-called "omnibus account."

Advisor Class Shares
You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM;

o through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds.

Each Fund's SAI has more detailed information about who may purchase and hold Advisor Class shares.

Retirement and Employee Benefit Plans
Special eligibility rules apply to some retirement and employee benefit plans. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:

o SEPs, traditional and ROTH IRAs (the minimums listed in the table above apply);

o SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans;

o all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans") with assets in excess of $10,000,000;

o AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 automatic investment program monthly minimum);

o AllianceBernstein-sponsored group retirement plans;

o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans;

o certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Fund; and

o for Funds that do not offer Class R shares, group retirement plans otherwise eligible to purchase Class R shares.

Class B shares are generally not available to group retirement plans; however, group retirement plans that selected Class B shares as an investment alternative under their plan before September 2, 2003 may continue to purchase Class B shares.

Class C shares are available to:

o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees; and

o group retirement plans with plan assets of less than $1,000,000.

Class R shares are available to group retirement plans that have plan assets of $1,000,000 to $10,000,000.

Required Information
A Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

A Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Subscription Application.

General
ABIRM may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (12b-1 fees), initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. If you are not eligible to buy Class R or Advisor Class shares, you will need to choose among Class A, Class B and Class C shares. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

-------------------------------------------------------------------------------
                         What is a Rule 12b-1 Fee?
A Rule 12b-1 fee is a fee deducted from a fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's 12b-1 fee, if any, is disclosed below and in the relevant Fund's fee table near the front of the Prospectus.
-------------------------------------------------------------------------------

Asset-based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees
Each Fund has adopted plans under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                                     Distribution and/or Service
                                       (Rule 12b-1) Fee (as a
                                       Percentage of Aggregate
                                      Average Daily Net Assets)
                                  --------------------------------
Class A                                        .30%*
Class B                                       1.00%
Class C                                       1.00%
Class R                                        .50%
Advisor Class                                  None
-------------------------------------------------------------------------------
* The maximum fee allowed under the Rule 12b-1 Plan for the Class A shares of AllianceBernstein Growth Fund and AllianceBernstein Large Cap Growth Fund is .50% of the aggregate average daily net assets. The Directors of AllianceBernstein Growth Fund and AllianceBernstein Large Cap Growth Fund currently limit the payments to .30%.

Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C and Class R shares are subject to higher Rule 12b-1 fees than Class A shares. (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B, Class C and Class R shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

Class A Shares--Initial Sales Charge Alternative
You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Purchases of Class A shares in excess of $1,000,000 are not subject to a sales charge but, if redeemed within one year, may be subject to a CDSC of up to 1%.

Class B Shares--Deferred Sales Charge Alternative
You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a CDSC if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

        Year Since Purchase        CDSC
        First                      4.0%
        Second                     3.0%
        Third                      2.0%
        Fourth                     1.0%
        Fifth and thereafter       None

If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares--Asset-Based Sales Charge Alternative
You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Fund.

-------------------------------------------------------------------------------
                          How is the CDSC Calculated?
The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AllianceBernstein mutual fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.
-------------------------------------------------------------------------------

Class R Shares--Certain Group Retirement Plans
Class R shares do not have an initial sales charge or CDSC. Class R shares are available only to group retirement plans with plan assets of $1,000,000 to $10,000,000.

Advisor Class Shares--Fee-Based Program Alternative
You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges. However, when you purchase Advisor Class shares through your financial advisor, your financial advisor may charge a fee. Advisor Class shares are not available to everyone. See "How to Buy Shares" above.

SALES CHARGE REDUCTION PROGRAMS
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "Individual Investors - U.S." and then "Reducing or Eliminating Sales Charges"). More information on Breakpoints and other sales charge waivers is available in each Fund's SAI.

Required Shareholder Information and Records
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or a Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or other AllianceBernstein Mutual Funds held in:

o all of the shareholder's accounts at the Funds or a financial intermediary;

o any account of the shareholder at another financial intermediary; and

o accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

-------------------------------------------------------------------------------
                      You Can Reduce Sales Charges
                       When Buying Class A Shares
-------------------------------------------------------------------------------

Breakpoints or Quantity Discounts Offered by the Funds
The Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A shares of a Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class A share Quantity Discounts is as follows:

                                           Initial Sales Charge
                                  --------------------------------------
                                       As % of             As % of
                                      Net Amount          Offering
Amount Purchased                       Invested             Price
------------------------------------------------------------------------
Up to $100,000                           4.44%              4.25%
$100,000 up to $250,000                  3.36               3.25
$250,000 up to $500,000                  2.30               2.25
$500,000 up to $1,000,000                1.78               1.75
$1,000,000 and above                     0.00               0.00

Rights of Accumulation
To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in the Fund, any other AllianceBernstein Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse, or child under the age of 21 is the participant. The AllianceBernstein Mutual Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges
A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:

o an individual, his or her spouse, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

o a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

o the employee benefit plans of a single employer; or

o any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent
An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Funds offer a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single Letter of Intent.

Other Programs
Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following AllianceBernstein programs: Dividend Reinvestment Program, Dividend Direction Plan and Reinstatement Privilege. These additional programs are described under "CDSC Waivers and Other Programs" below.

Class A Shares--Sales at NAV
The Funds may sell their Class A shares at NAV without an initial sales charge to some categories of investors, including:

o all AllianceBernstein-sponsored group retirement plans;

o group retirement plans;

o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees;

o investment management clients of Alliance or its affiliates, including clients and prospective clients of Alliance's AllianceBernstein Institutional Investment Management division;

o present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of Alliance, ABIRM, AGIS and their affiliates or their spouses, siblings, direct ancestors or direct descendants or any trust, individual retirement account or retirement plan account for the benefit of such person;

o officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person; or

o persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services.

CDSC WAIVERS AND OTHER PROGRAMS

-------------------------------------------------------------------------------
                    Here Are Some Ways To Avoid Or Minimize
                           Charges On Redemption
-------------------------------------------------------------------------------

CDSC Waivers
The Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

o permitted exchanges of shares;

o following the death or disability of a shareholder;

o if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2; or

o if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or benefi-
ciary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program
Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Fund under the Fund's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Dividend Direction Plan
A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Fund, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

Reinstatement Privilege
A shareholder who has redeemed all or any portion of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of a Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date, and, for Class B shares, a CDSC has been paid and ABIRM has approved, at its discretion, the reinstatement of the shares.

Systematic Withdrawal Plan
The Funds offer a systematic withdrawal plan that permits the redemption of Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Fund account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class C shares, shares held the longest would be redeemed first.

SPECIAL DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS
Each Fund offers special distribution arrangements for group retirement plans and employee benefit plans, including employer-sponsored, tax-qualified 401(k) plans, and other defined contribution plans (the "Plans"). However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the Plans as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, which are different from those described in this Prospectus and a Fund's SAI. Therefore, plan sponsors or fiduciaries may not impose the same share class eligibility standards as set forth in the Prospectus and a Fund's SAI. The Plans also may not offer all classes of shares of a Fund. A Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Class A shares are available at NAV to all AllianceBernstein-sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10,000,000. For Funds that do not offer Class R shares, Class A shares at NAV are available to those group retirement plans that would otherwise be eligible to purchase Class R shares. When a non-AllianceBernstein sponsored group retirement plan terminates a Fund as an investment option, all investments in Class A shares of that Fund through the plan are subject to a 1%, 1-year CDSC upon redemption. In addition, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program, investments in the Funds' Class A shares through the plan are subject to a 1%, 1-year CDSC upon redemption.

Class C shares are available to group retirement plans with plan level assets of less than $1,000,000 and to AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees.

Class R shares are available to certain group retirement plans with plan assets of at least $1,000,000 but not more than $10,000,000.

THE "PROS" AND "CONS" OF DIFFERENT SHARE CLASSES
The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower 12b-1 fees, are designed for investors with a long-term investing time frame.

Although investors in Class B shares do not pay an initial sales charge, Class B shares can be more costly than Class A shares over the long run due to their substantially higher 12b-1 fees. Class B shares redeemed within four years of purchase are also subject to a CDSC. Class B shares are designed for investors with an intermediate-term investing time frame.

Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

Your financial intermediary may receive differing compensation for selling Class A, Class B, or Class C shares. See "Payments to Financial Advisors and their Firms" below.

Choosing a Class of Shares for Group Retirement Plans
Group retirement plans with plan assets in excess of $10,000,000 are eligible to purchase Class A shares at NAV. In addition, under certain circumstances, the 1%, 1-year CDSC may be waived. Since Class A shares have a lower Rule 12b-1 fee than Class R shares, plans eligible for Class A shares with no CDSC should purchase Class A shares. Group retirement plans with assets of between $1,000,000 and $10,000,000 should purchase Class R shares. Class B shares are generally not available to group retirement plans.

Other
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of Class A, Class B, Class C, Class R or Advisor Class shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Funds, including requirements as to the minimum initial and subsequent investment amounts.

You should consult your financial advisor for assistance in choosing a class of Fund shares.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Funds. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Funds may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

-------------------------------------------------------------------------------
                What is a Financial Intermediary?
A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.
-------------------------------------------------------------------------------

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABIRM to financial intermediaries selling Class A shares. ABIRM may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class B shares, ABIRM will pay, at the time of your purchase, a commission to financial intermediaries selling Class B Shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

In the case of Class C shares, ABIRM will pay, at the time of your purchase, a commission to firms selling Class C Shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

In the case of Class R shares, up to 100% of the Rule 12b-1 fee applicable to Class R shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R shares.

In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABIRM may pay a portion of "ticket" or other transactional charges.

-------------------------------------------------------------------------------
Your financial advisor's firm receives compensation from the Funds, ABIRM and/or Alliance in several ways from various sources, which include some or all of the following:
- upfront sales commissions
- 12b-1 fees
- additional distribution support
- defrayal of costs for educational seminars and training
- payments related to providing shareholder record-keeping and/or transfer agency services

Please read the Prospectus carefully for information on this compensation.
-------------------------------------------------------------------------------

Other Payments for Distribution Services and Educational Support
In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABIRM, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and
(b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

For 2004, ABIRM's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $20,000,000. In 2003, ABIRM paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19,000,000, for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABIRM access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABIRM's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Funds and ABIRM also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Funds--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Funds are included in "Other Expenses" under "Fees and Expenses of the Funds--Annual Operating Expenses" in the Prospectus.

-------------------------------------------------------------------------------
If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Funds, Alliance, ABIRM and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.
-------------------------------------------------------------------------------

As of the date of this Prospectus, ABIRM anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

   A.G. Edwards
   AIG SunAmerica
   American Express Financial Advisors
   AXA Advisors
   Banc of America
   Bank One Securities Corp.
   Charles Schwab
   Chase Investment Services
   Citicorp Investment Services
   Citigroup Global Markets
   Commonwealth Financial
   ING Advisors Network
   Legg Mason
   Linsco Private Ledger
   Merrill Lynch
   Morgan Stanley
   National Financial
   NPH Holdings
   Oppenheimer
   Piper Jaffray
   Raymond James
   RBC Dain Rauscher
   Securities America
   UBS Financial
   Wachovia Securities
   Wells Fargo
   WM Financial

Although the Funds may use brokers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of AllianceBernstein Mutual Fund Shares as a factor when selecting brokers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone. In order to receive a day's NAV, AGIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Funds may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

Selling Shares Through Your Broker or Financial Advisor
Your broker or financial advisor must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

Selling Shares Directly to the Fund
By Mail

o Send a signed letter of instruction or stock power, along with certificates, to:

                       Alliance Global Investor Services
                              P.O. Box 786003
                          San Antonio, TX 78278-6003

o For certified or overnight deliveries, send to:

                        Alliance Global Investor Services
                            8000 IH 10 W, 4th floor
                              San Antonio, TX 78230

o For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone

o You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

o AGIS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

o If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

o Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check may not exceed $50,000 per day.

o Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Each Fund's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds seek to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Funds will seek to prevent such practices to the extent they are detected by the procedures described below. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The Funds, through their agents, ABIRM and AGIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

o Account Blocking Procedures. If the Funds determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to the Funds, the Funds will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Fund will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Fund will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

HOW THE FUNDS VALUE THEIR SHARES
Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Funds value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of a Fund's Board of Directors. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Funds expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Funds believe that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Funds may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Fund.


GLOSSARY
-------------------------------------------------------------------------------
This Prospectus uses the following terms.

TYPES OF SECURITIES
Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.


TYPES OF COMPANIES OR COUNTRIES
Health Care Industries include the health care and health care-related (including health sciences) industries. These industries are principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; companies that operate hospitals and other health care facilities; and companies engaged in medical, diagnostic, biochemical, biotechnological or other health sciences research and development.

International company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

Non-U.S. company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and
(iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of a non-U.S. company or international company are considered to be issued by a U.S. company.


RATING AGENCIES, RATED SECURITIES and INDEXES
Fitch is Fitch Ratings, the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating Co.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or BBB and above by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.


Russell 1000(R) Growth Index measures the performance of those Russell 1000 Companies (the largest 1,000 U.S. companies by capitalization) with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The companies are also included in the Russell 1000(R) Growth index.


S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

DESCRIPTION OF THE FUNDS
This section of the Prospectus provides a more complete description of each Fund's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.


o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.


INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES
DOMESTIC GROWTH FUNDS
The Domestic Growth Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.


ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
AllianceBernstein Large Cap Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 80% of its total assets in the equity securities of U.S. companies. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

The Fund has historically invested the majority of its assets in the common stocks of large-capitalization companies. Effective December 15, 2004, the Fund is changing its name to reflect this investment strategy and is adopting a policy that, under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "large capitalization companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $525 million to almost $354 billion as of September 30, 2004, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.


Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of approximately 500 companies. An emphasis is placed on identifying companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Alliance also looks for companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, Alliance tends to add to positions on price weakness and sell into price strength, all else being equal and assuming company fundamentals are intact. Alliance uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by enforcing a buy low, sell high discipline.


The Fund also may:


o   invest up to 20% of its net assets in convertible securities;

o   invest up to 20% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts;

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

o   invest up to 5% of its net assets in rights or warrants;

o   invest in synthetic foreign equity securities;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and

o make loans of portfolio securities of up to 331/3% of its total assets (including collateral for any security loaned).

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.


Prior to December 15, 2004, the Fund was known as AllianceBernstein Premier Growth Fund.


ALLIANCEBERNSTEIN GROWTH FUND
AllianceBernstein Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.

The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.


The Fund also may:

o   invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities, although not generally in excess of 20% of its total assets;


o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and enter into forward currency exchange contracts;


o   enter into forward commitments;

o buy and sell stock index futures contracts and options on stock index futures contracts for hedging purposes, and options on stock indices;

o purchase and sell futures contracts and options on futures contracts for hedging purposes, and options on U.S. Treasury securities;

o   write covered call and put options;

o   purchase and sell put and call options;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;

o   make loans of portfolio securities of up to 25% of its total assets; and

o   enter into repurchase agreements of up to 25% of its total assets.


ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
AllianceBernstein Mid-Cap Growth Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "mid-capitalization companies" are those that, at the time of investment have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $525 million to $14.7 billion as of September 30, 2004. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Fund typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at time of purchase."


The Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The

Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Fund also may:

o   write exchange-traded covered call options on up to 25% of its total assets;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;

o   make secured loans of portfolio securities of up to 25% of its total assets;
    and

o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets.

Prior to February 1, 2002, the Fund was known as The Alliance Fund.


ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
AllianceBernstein Small Cap Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For purposes on this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "smaller companies" are those that, at time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund's definition of smaller companies is dynamic, the upper limit on market capitalization will change with the markets. As of June 30, 2004, there were approximately 4,863 smaller companies, and those smaller companies had market capitalizations ranging up to approximately $4.3 billion. Normally, the Fund invests in about 100-125 companies. The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund's investment policies, which are aggressive, emphasize investments in quality companies that are demonstrating improving fundamentals and favorable earnings momentum. When selecting securities, Alliance looks for companies that have strong, experienced management teams, strong market positions, and the potential to support above average earnings growth rates. In making specific investment decisions for the Fund, Alliance will employ a "bottom-up" stock selection process.


The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund also may:

o purchase and sell forward and futures contracts, and options on these securities for hedging purposes;

o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and

o make loans of portfolio securities of up to 331/3% of its total assets (including collateral for any security loaned).

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

Prior to November 3, 2003, the Fund was known as AllianceBernstein Quasar Fund.


GLOBAL GROWTH FUNDS
The Global Growth Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND
AllianceBernstein Global Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). As a matter of fundamental policy, the Fund will invest at least 80% of its assets in the securities of these companies.

In implementing its policies, the Fund invests in a global portfolio of securities of U.S. and non-U.S. companies selected for their growth potential. Alliance adjusts the Fund's exposure to particular national economies based on its perception of the most favorable markets and issuers. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with Alliance's assessment of the appreciation potential of such securities.

Effective December 15, 2004, the Fund will no longer be prohibited from investing more than 25% of its total assets in foreign securities. After that date, the Fund may invest in foreign securities, foreign government securities and securities issued by U.S. companies as Alliance considers most advantageous.

The Fund normally invests substantially all its assets in equity securities, but it also may invest in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities. The Fund also may invest in U.S. Government Securities.

The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies as well as new and unseasoned companies.

The Fund also may:

o write covered call options on its securities of up to 15% of its total assets and purchase call and put options, including index put options, of up to, for all options, 10% of its total assets;

o enter into the purchase and sale of futures contracts and may purchase and write options on futures contracts.

o   enter into swap transactions;

o   invest up to 10% of its total assets in warrants;

o   invest in synthetic foreign equity securities;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and

o   make loans of portfolio securities of up to 30% of its total assets.

Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

Prior to December 15, 2004, the Fund was known as AllianceBernstein Technology Fund.

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND

AllianceBernstein Global Health Care Fund seeks capital appreciation and, secondarily, current income. In seeking to achieve its investment objective, under normal circumstances the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in Health Care Industries. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.

The Fund seeks investments in both new, smaller and less seasoned companies and well-known, larger and established companies. Whenever possible, investments in new, smaller or less seasoned companies will be made with a view to benefiting from the development and growth of new products and markets in Health Care Industries. Investments in these companies may offer more reward but may also entail more risk than is generally true of larger, established companies.

In implementing its policies, the Fund invests in a global portfolio of securities of U.S. and non-U.S. companies selected for their capital appreciation opportunities. Alliance adjusts the Fund's exposure to particular national economies based on its perception of the most favorable markets and issuers. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with Alliance's assessment of the appreciation potential of such securities and the strength of that currency.

Effective December 15, 2004, the Fund will no longer be prohibited from investing more than 40% of its total assets in foreign securities. After that date, the Fund may invest in foreign securities, foreign government securities and securities issued by U.S. companies as Alliance considers most advantageous. In addition, the Fund will no longer be subject to limitations on the amount of investments in issuers in any one foreign country, previously not more than 25%, or in issuers located in emerging market countries, previously not more than 5%.

Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies that are expected to profit from the development of new products and services for these industries. Examples of such emerging technologies and services include:

o New methods for administering drugs to a patient, such as surgical implants and skin patches that enhance the effectiveness of the drugs and may reduce patient side effects by delivering the drugs in precise quantities over a prolonged time period or by evading natural body defense mechanisms which delay the effect of the drugs;

o Developments in medical imaging such as the application of computer technology to the output of conventional x-ray systems that allow for cross-sectional images of soft tissue and organs (CT scanning) and continuous imaging (digital radiography) as well as more advanced nuclear medicine, ultrasound and magnetic resonance imaging (MRI);

o Advances in minimally invasive surgical techniques, such as angioplasty and related technologies for diseased blood vessels and laser beams for the eye, general and cardiovascular surgery, which provide greater effectiveness, lower cost and improved patient safety than more traditional surgical techniques;

o New therapeutic pharmaceutical compounds that control or alleviate disease, including prescription and non-prescription drugs and treatment regimes for conditions not controlled, alleviated or treatable by existing medications or treatments and chemical or biological pharmaceuticals for use in diagnostic testing;

o Advances in molecular biology such as signal transduction, cell adhesion and cell to cell communication which have facilitated a rapid increase in new classes of drugs. These have included monoclonal antibodies, bio-engineered proteins and small molecules from novel synthesis and screening techniques;

o Genomics, which allows scientists to better understand the causes of human diseases, and in some cases has led to the manufacture of proteins for use as therapeutic drugs;

o Gene chips and other equipment that provides for the screening, diagnosis and treatment of diseases;

o The introduction of large scale business efficiencies to the management of nursing homes, acute and specialty hospitals as well as free-standing outpatient facilities, surgical centers and rehabilitation centers;

o Adaptations of microprocessors for use by pharmaceutical manufacturers, hospitals, doctors and others in Health Care Industries to increase distribution efficiency;

o Health care delivery organizations that combine cost effectiveness with high quality medical care and help address the rising cost of health care; and

o The sale of prescription drugs and other pharmaceuticals to consumers via the Internet.

The Fund's portfolio may also include companies that provide traditional products and services currently in use in Health Care Industries and that are likely to benefit from any increases in the general demand for such products and services. The following are examples of the products and services that may be offered by companies in Health Care Industries:

o Drugs or Pharmaceuticals, including both ethical and proprietary drugs, drug administration products and pharmaceutical components used in diagnostic testing;

o Medical Equipment and Supplies, including equipment and supplies used by health service companies and individual practitioners, such as electronic equipment used for diagnosis and treatment, surgical and medical instruments and other products designed especially for Health Care Industries;

o Health Care Services, including the services of clinical testing laboratories, hospitals, nursing homes, clinics, centers for convalescence and rehabilitation, and products and services for home health care; and

o Medical Research, including scientific research to develop drugs, processes or technologies with possible commercial application in Health Care Industries.

The Fund also may:

o   purchase or sell forward currency exchange contracts;

o   enter into forward commitments for the purchase or sale of securities;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;

o   make secured loans of portfolio securities of up to 20% of its total assets;
    and

o   enter into repurchase agreements.

Prior to December 15, 2004, the Fund was known as AllianceBernstein Health Care Fund.

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND

AllianceBernstein Global Research Growth Fund seeks long-term growth of capital by investing primarily in a global portfolio of equity securities of companies within various market sectors selected by Alliance for their growth potential. Examples of the types of market sectors into which Alliance may invest the Fund's assets include, but are not limited to, communications and information technology, health care, financial services, infrastructure, energy and natural resources, and consumer growth. Alliance allocates the Fund's investments among the selected market sectors based on its assessment of both current and forecasted investment opportunities and conditions. As these conditions change, Alliance may vary the percentage allocation to each sector. Alliance may, on occasion, change the market sectors into which the Fund's assets will be invested as a sector's growth potential matures and new trends for growth emerge.

Alliance's Global Research Growth Portfolio Oversight Group, in consultation with the senior sector analyst-managers is responsible for determining the market sectors into which the Fund's assets are invested and the percentage allocation into each sector. Alliance believes that the ability to allocate assets among the industry sectors allows the Fund to pursue the most attractive investment trends before companies within a market sector become overpriced and to re-apportion investments as conditions warrant. Through this process, Alliance seeks to take advantage of the relative attractiveness of different market sectors as growth trends mature and new trends emerge.

Stock selection within each market sector is the responsibility of a senior industry analyst-manager for that sector. Alliance's internal global research staff includes full-time industry/sector oriented company equity analysts in the US and abroad. Within each sector, stock selection emphasizes investment in companies representing the industry analyst groups' top picks for their respective sectors.

The Fund normally invests in the equity securities of companies located in at least three countries (and normally substantially more), one of which may be the United States. Alliance will adjust the exposure of the Fund to particular national economies based on its perception of the most favorable markets and issuers. The percentage of the assets of the portfolio invested in securities of companies in a particular country or denominated in a particular currency will vary in accordance with Alliance's assessment of the appreciation potential of such securities. The Fund's market capitalization allocation, like its country allocation, is a by-product of the stock selection process. Alliance expects that normally the Fund's portfolio will tend to emphasize investments in larger capitalization companies, although it may invest in smaller or medium capitalization companies from time to time. The Fund also may invest in securities of companies in emerging markets.

In addition to purchasing directly securities of corporate issuers in various securities markets, the Fund may invest in depositary receipts, including ADRs, EDRs, GDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as transactions in the securities which they represent. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets.

As a matter of fundamental policy, the Fund may not invest 25% or more of its total assets in the same industry. As a matter of fundamental policy, the Fund may not make loans to other persons except that the Fund may lend its portfolio securities in accordance with its investment policies in amounts up to 33 1/3% of its total assets taken at market value.

The Fund also may:

o   purchase and sell futures contracts and options on futures contracts;

o   purchase and sell options;

o purchase and write put and call options on foreign currencies and enter into forward currency exchange contracts for hedging purposes;

o purchase and sell exchange-traded index options and stock index futures contracts; and

o   invest up to 10% of its net assets in illiquid securities.


DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES
This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.

Derivatives. The Funds may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Funds to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Funds may use derivatives for one or more of these purposes. The use of derivatives may have greater risk if they are used for other than hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefits to Fund shareholders. A Fund may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. Alliance's use of derivatives is subject to continuous risk assessment and control from the standpoint of each Fund's investment objectives and policies.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

There are four principal types of derivative instruments - options, futures, forwards, and swaps - from which virtually any type of derivative transaction can be created.


o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.


o Swaps--A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standard swap documentation. As a result, the swap market has become well established and relatively liquid.

While the judicious use of derivatives by highly-experienced investment managers such as Alliance can be quite beneficial, derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues relating to the use of derivatives that investors should understand before investing in a Fund.

Derivatives Used by the Funds. The following describes specific derivatives that one or more of the Funds may use.


Forward Currency Exchange Contracts. A Fund may purchase or sell forward currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward currency exchange contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward currency exchange contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward currency exchange contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

AllianceBernstein Global Research Growth Fund's investments in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. AllianceBernstein Growth Fund also may purchase and sell foreign currency on a spot basis.


Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund may purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.


No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets. AllianceBernstein Large Cap Growth Fund, AllianceBernstein Small Cap Growth Portfolio and AllianceBernstein Global Research Growth Fund may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. AllianceBernstein Large Cap Growth Fund, AllianceBernstein Small Cap Growth Portfolio and AllianceBernstein Global Research Growth Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. For Funds that may invest in options on currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on currencies.


Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund


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



holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written. AllianceBernstein Global Research Growth Fund will not purchase or sell any options on securities if, immediately after acquisition, the aggregate acquisition prices of all options held by the Fund (in terms of premiums paid) would be greater than 15% of the Fund's net assets.


A call option is for cross-hedging purposes if a Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.


AllianceBernstein Global Technology Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts).


Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.


Options purchased or written by the AllianceBernstein Global Research Growth Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time. The aggregate acquisition cost of all options on securities and such options on interest rate futures and other financial instruments purchased by the Fund for purposes other than hedging may not exceed 15% of the Fund's assets.


Synthetic Foreign Equity Securities. Certain of the Funds may invest in a form of synthetic foreign equity securities, referred to as international warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These type of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

The Funds will normally invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. dollars). The cash payment is calculated according to a predetermined formula. The Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

The Funds will acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the credit-worthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.


Swap Transactions. A swap transaction involves a swap agreement, which is a customized, privately negotiated agreement that obligates



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two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset, reference rate or index. A Fund will not enter into swap transactions unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized statistical rating organization, except for the AllianceBernstein Technology Fund, which may enter into swap transactions with counterparties whose debt securities have ratings of at least A (or the equivalent) from any one nationally recognized statistical rating organization or counterparties with guarantors with debt securities having such a rating.

Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; dollar-denominated payments may be exchanged for non-dollar-denominated payments; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.

o Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in the transaction. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. As noted above, if a Fund is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

o Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

o Interest Rate Swaps, Caps and Floors. A Fund may enter into interest rate transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund does not intend to use these transactions in a speculative manner.

    Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

    A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. There is no limit on the amount of interest rate transactions that may be entered into by a Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The use of swap agreements by the Fund entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to the Fund's limitation on investments in illiquid securities.

Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets.

The use of a swap transaction involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.


Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.


The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by AllianceBernstein Global Health Care Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except that the limit is 10% for AllianceBernstein Global Health Care Fund and AllianceBernstein Global Research Growth Fund and 5% for AllianceBernstein Growth Fund and AllianceBernstein Mid-Cap Growth Fund. Illiquid securities generally include:
(i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and
(iii) repurchase agreements not terminable within seven days.


Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Fund.

A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. The Funds may utilize short selling in order to attempt both to protect their portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.


Temporary Defensive Position. For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

Portfolio Holdings. Alliance publishes a complete schedule of the portfolio holdings for the AllianceBernstein Growth Funds monthly on www.AllianceBernstein.com (click on the U.S. Investor link and then on the Pricing & Performance quick link to select the Fund). Alliance posts the schedule on the website as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. In addition, Alliance may post information about the number of securities a Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the Fund's investments by country, sector and industry, as applicable. Each Fund's SAI includes a description of the policies and procedures that apply to disclosure of the Fund's portfolio holdings. These policies and procedures are also available at www.AllianceBernstein.com.


ADDITIONAL RISK CONSIDERATIONS
Investment in certain of the Funds involves the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.


Currency Considerations. A substantial portion of the assets of AllianceBernstein Global Technology Fund, AllianceBernstein Global Health Care Fund and AllianceBernstein Global Research Growth Fund may be invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.


Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.


Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Investment in such companies involves greater risks t-han is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.


U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between one year or less and 30 years in the case of each Fund that invests in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.

Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Each Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of June 30, 2004 totaling approximately $481 billion (of which approximately $164 billion represented assets of investment companies). As of June 30, 2004, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 39 of the nation's FORTUNE 100 companies), for public employee retirement funds in 38 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 50 registered investment companies managed by Alliance, comprising 125 separate investment portfolios, currently have approximately 6.9 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:

                                          Fee as a percentage of     Fiscal
Fund                                     average daily net assets   Year Ending
-----                                    -------------------------  ------------
AllianceBernstein Large
   Cap Growth Fund                                 .82%                7/31/04
AllianceBernstein Growth
   Fund                                            .75%                7/31/04
AllianceBernstein Mid-Cap
  Growth Fund                                      .71%                7/31/04
AllianceBernstein Small Cap
  Growth Portfolio                                 .84%                7/31/04
AllianceBernstein Global
  Technology Fund                                  .83%                7/31/04
AllianceBernstein Global
  Health Care Fund                                 .85%                6/30/04
AllianceBernstein Global
  Research Growth Fund                               0%*               6/30/04


* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Funds. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Funds. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Funds. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


PORTFOLIO MANAGERS
The day-to-day management of and investment decisions for the AllianceBernstein Large Cap Growth Fund's portfolio are made by the Adviser's Large Cap Growth Team, which is responsible for management of all of the Adviser's Large Cap Growth accounts. The Large Cap Growth Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. While all members of the team work jointly to determine the majority of the investment strategy, including stock selection for the Adviser's Large Cap Growth accounts, Mr. Thomas G. Kamp, Senior Vice President of Alliance Capital Management Corporation ("ACMC"), a member of the Adviser's Large Cap Growth Investment Team, is primarily responsible for day-to-day management of, and has oversight and trading responsibilities for, the Fund's portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein Growth Fund's portfolio are made by Mr. Alan Levi, Senior Vice President of ACMC. Mr. Levi has been responsible for the Fund's investments since 2000, and has been with the firm since prior to 1999. Mr. Levi is a member of the Adviser's MultiCap Growth Team that collaborates actively on the management of the Adviser's MultiCap portfolios. In addition, Mr. Levi relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The day-to-day management of and investment decisions for the AllianceBernstein Mid-Cap Growth Fund's portfolio are made by Ms. Catherine Wood, Senior Vice President of ACMC. Ms. Wood has been responsible for the Fund's investments since 2002, and has been with the firm for three years. Prior thereto, Ms. Wood was a general partner and portfolio manager with Tupelo Capital Management. Ms. Wood relies on the fundamental analysis and research of the Adviser's large internal research staff.

The day-to-day management of and investment decisions for the AllianceBernstein Small Cap Growth Portfolio's portfolio are made by the Small Cap Growth Investment Team, comprised of senior Small Cap Growth Team members. The Small Cap Growth Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein Global Technology Fund's portfolio are made by Ms. Janet Walsh, Senior Vice President of ACMC. Ms. Walsh has been responsible for the Fund's investments since 2003, and has been with the firm since prior to 1999. Ms. Walsh is a member of the Adviser's Global Technology Research Team that collaborates actively on the management of the Adviser's technology portfolios. In addition, Ms. Walsh relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The day-to-day management of and investment decisions for the AllianceBernstein Global Health Care Fund's portfolio are made by Mr. Norman Fidel, Senior Vice President of ACMC. Mr. Fidel has been responsible for the Fund's investments since the Fund's inception, and has been with the firm since prior to 1999. Mr. Fidel is a member of the Adviser's Global Heath Care Research Team that collaborates actively on the management of the Adviser's health care portfolios. In addition, Mr. Fidel relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The day-to-day management and investment decisions for the AllianceBernstein Global Research Growth Fund are made by the Adviser's Global Research Growth sector analyst-managers, with oversight by the Adviser's Global Research Growth Portfolio Oversight Group.

Stock selection within each market sector of the Fund's portfolio is the responsibility of a senior analyst-manager for that sector. The sector analyst-managers rely heavily on the fundamental analysis and research of the Adviser's industry-focused equity analysts in the U.S. and abroad.

Alliance's Global Research Growth Portfolio Oversight Group, comprised of senior investment professionals, in consultation with the Global Research Growth sector analyst-managers, is responsible for determining the market sectors into which the Fund's assets are invested and the percentage allocation into each sector.

The sector analyst-managers include: Norman Fidel, Jane E. Schneirov, Gina M. Griffin, Janet Walsh, Thomas A. Schmitt and Francis Suozzo.

The Portfolio Oversight Group includes: Paul Rissman, Christopher Toub, Michael Baldwin and Daniel Nordby.

The Funds' SAIs have more detailed information about Alliance and other Fund service providers.

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS.
Institutional accounts. In addition to its support in managing the assets of AllianceBernstein Large Cap Growth Fund, the Large Cap Growth team currently has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for AllianceBernstein Large Cap Growth Fund. The Historical Portfolios are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which AllianceBernstein Large Cap Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.

Set forth below is performance data provided by Alliance relating to the Historical Portfolios for the period during which the Large Cap Growth Team has managed the Historical Portfolios. As of June 30, 2004 the assets in the Historical Portfolios totaled approximately $24,307 million from 201 accounts. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of the maximum fee charged to any single account in the composite (0.75%), which is a lower fee than the advisory fee historically associated with an investment in the fund and will therefor result in higher performance for these accounts as compared to the Fund. The performance data is also net of all brokerage commissions charged to those accounts, calculated on a monthly basis. Alliance has prepared and presented this data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"). AIMR has not been involved with the preparation of this data. The data has not been adjusted to reflect any fees that will be payable by AllianceBernstein Large Cap Growth Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for AllianceBernstein Large Cap Growth Fund. Expenses associated with the distribution of share classes of AllianceBernstein Large Cap Growth Fund in accordance with the plan adopted by AllianceBernstein Large Cap Growth Fund's Board of Directors under Commission Rule 12b-1 are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.


Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpointfor the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000(R) Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

The S&P 500 Index and Russell 1000(R) Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000(R) Growth Index do not reflect the deduction of any fees. If AllianceBernstein Large Cap Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000(R) Growth Index, AllianceBernstein Large Cap Growth Fund's performance relative to the index would be reduced by AllianceBernstein Large Cap Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on AllianceBernstein Large Cap Growth Fund's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate the Large Cap Growth Team's performance in managing the Historical Portfolios as measured against certain broad based market indices. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of AllianceBernstein Large Cap Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

The average annual total returns presented below are based upon the cumulative total return as of June 30, 2004 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

AVERAGE ANNUAL TOTAL RETURNS

                   Large Cap   Large Cap
                    Growth      Growth                                Russell
                     Fund        Fund                                 1000(R)
                   (Class A  (Class A with    Historical     S&P 500   Growth
                    at NAV)   Sales Load)     Portfolios      Index    Index
                 ----------- -------------    -----------   -------- ----------
One year            16.04%      11.08%          15.61%       19.10%   17.88%
Three years         -8.72%     -10.03%          -5.70%       -0.69%   -3.74%
Five years          -9.83%     -10.01%          -6.70%       -2.20%   -6.48%
Ten years            9.41%       8.93%          11.33%       11.82%   10.11%

PERFORMANCE OF A SIMILARLY MANAGED PORTFOLIO.
In addition to its support in managing the AllianceBernstein Global Research Growth Fund's assets, the global growth research team currently has ultimate responsibility over investment decisions of ACM Global Investments - Global Growth Trends Portfolio, a mutual investment fund organized under the laws of the Grand Duchy of Luxembourg of which Alliance is the investment adviser and which is available to non-U.S. investors (the "Historical Portfolio"). The Historical Portfolio has substantially the same investment objective and policies and has been managed in accordance with substantially similar investment strategies and techniques as those contemplated for the AllianceBernstein Global Research Growth Fund. The Historical Portfolio is not subject to the same types of expenses as the AllianceBernstein Global Research Growth Fund. In addition, it is not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the AllianceBernstein Global Research Growth Fund by the U.S. laws and regulations applicable to U.S. mutual funds. The performance results of the Historical Portfolio could have been negatively affected if it had been regulated as a U.S. mutual fund.

Set forth below is performance data provided by Alliance relating to the Historical Portfolio for the period since its inception. As of December 31, 2003, the assets in the Historical Portfolio totaled approximately $2 billion.

The performance data is for the Historical Portfolio's Class AX shares and net of all fees charged to the Historical Portfolio. The data has not been adjusted to reflect any fees that are payable by the AllianceBernstein Global Research Growth Fund, which may be higher than the fees imposed on the Historical Portfolio. The performance data also has not been adjusted for taxes, if any, payable by the shareholders of the Historical Portfolio.

As reflected below, the Historical Portfolio has over time performed favorably when compared with the performance of the MSCI World Index. The unmanaged Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted index and it does not reflect fees and expenses; it measures the performance of stock markets in 23 countries.

The following performance data is provided solely to illustrate the past performance of the global growth research team in managing the Historical Portfolio. Investors should not rely on the following performance data of the Historical Portfolio as an indication of future performance of the AllianceBernstein Global Research Growth Fund. The investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

SCHEDULE OF INVESTMENT PERFORMANCE--HISTORICAL PORTFOLIO*
                                                                   MSCI
                                     Historical Portfolio       World Index
                                        Total Return**        Total Return***
                                     --------------------     ---------------
Year Ended December 31:
2003                                        32.95%                 33.76%
2002                                       (18.69)%               (19.54)%
2001                                       (14.44)%               (16.52)%
2000                                        (0.13)%               (12.92)%
1999                                        44.57%                 25.34%
1998                                        26.15%                 24.80%
1997                                         8.67%                 16.23%
1996                                        14.43%                 14.00%
1995                                        42.85%                 21.32%
1994                                         5.43%                  5.58%
1993                                        19.47%                 23.13%
1992                                         9.34%                 (4.66)%
Cumulative total return
   for the period October 25,
   1991 (inception of the
   Historical Portfolio) to
   December 31, 2003                       341.40%                150.23%

* Total return is for the Historical Portfolio's Class AX shares. Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion.
**  Net of all fees charged on the Class AX shares.
*** Since Inception cumulative Index returns are from October 31, 1991.

The average annual total returns presented below are based upon the cumulative total return as of December 31, 2003 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

AVERAGE ANNUAL TOTAL RETURNS

                                                  Historical      MSCI World
                                                  Portfolio+        Index
                                                --------------   ------------
One Year                                            32.95%           33.76%
Three Years                                         (2.57)%          (3.51)%
Five Years                                           5.96%           (0.39)%
Ten Years                                           12.18%            7.58%
Since October 25, 1991
   (inception of the
   Historical Portfolio)                            12.96%            7.83%++

+ Historical Portfolio returns are of the Class AX shares and are net of all fees.

 ++ Since inception average annual total returns are from October 31, 1991.

LEGAL PROCEEDINGS
On September 12, 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in federal district court in the Southern District of New York against Alliance, Alfred Harrison and AllianceBernstein Premier Growth Fund, alleging violations of the 1940 Act. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to AllianceBernstein Premier Growth Fund by causing AllianceBernstein Premier Growth Fund to invest in the securities of Enron Corp. ("Enron") and that the agreements between the AllianceBernstein Premier Growth and Alliance violated the 1940 Act because all of the directors of AllianceBernstein Premier Growth Fund should be deemed interested under the 1940 Act. Plaintiff seeks damages equal to AllianceBernstein Premier Growth Fund's losses as a result of AllianceBernstein Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. On March 24, 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey. AllianceBernstein Premier Growth Fund is no longer named as a defendant in this case. On January 23, 2004, defendants moved to dismiss the complaint. Alliance believes that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations.

On December 13, 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in federal district court in the Southern District of New York against Alliance, AllianceBernstein Premier Growth Fund and individual directors and certain officers of AllianceBernstein Premier Growth Fund. The Goggins Complaint alleges that defendants violated the Securities Act, because AllianceBernstein Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of AllianceBernstein Premier Growth Fund in relation to its investments, including its investments in Enron securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. On January 23, 2004, defendants moved to dismiss the complaint. Alliance, AllianceBernstein Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations.

As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Commission Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Commission Order. According to the Commission Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Commission Order and the NYAG Order contemplate that Alliance's registered investment company clients, including the AllianceBernstein Growth Funds, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, Alliance began waiving a portion of its advisory fee it receives for managing the AllianceBernstein Growth Funds except for the AllianceBernstein Mid-Cap Growth Fund and AllianceBernstein Growth Fund. On September 7, 2004, each Fund's advisory agreement was amended to reflect the reduced advisory fee, except for the AllianceBernstein Mid-Cap Growth Fund.

The special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations. In addition, the Independent Directors of the AllianceBernstein Growth Funds (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, some of which name the AllianceBernstein Growth Funds as defendants. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland.

As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Alliance and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the Commission of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The Commission has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The Commission and the National Association of Securities Dealers, Inc. ("NASD") have issued subpoenas to Alliance in connection with this matter and Alliance has provided documents and other information to the Commission and the NASD and is cooperating fully with their investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against Alliance, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Compliant names certain of the AllianceBernstein Mutual Funds, including certain AllianceBernstein Growth Funds, as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Growth Funds' shares or other adverse consequences to the AllianceBernstein Growth Funds. However, Alliance believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Growth Funds.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
AGIS acts as the transfer agent for the Funds. AGIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. In those cases, the Funds often do not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The Funds, ABIRM and/or Alliance pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.20% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Funds, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Funds." In addition, financial intermediaries may be affiliates of entities that receive compensation from Alliance or ABIRM for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.


DIVIDENDS, DISTRIBUTIONS AND TAXES
Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.


You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of dividends to a Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by a Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations." Other distributions by a Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. A Fund will notify you as to how much of the Fund's distributions, if any, would qualify for these reduced tax rates.


Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.


If you are neither a citizen nor resident of the United States, a Fund will withhold U.S. federal income tax at the rate of 30% on income dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Under the American Jobs Creation Act of 2004, for taxable years of each Fund beginning after December 31, 2004 and before January 1, 2008, a Fund is not required to withhold with respect to distributions of net short-term capital gains in excess of net long-term capital losses nor with respect to distributions of interest income that would not be subject to U.S. federal income tax if earned directly by a non-resident foreign person. Each Fund is also required to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Rather, the federal income tax liability of persons subject to backup withholding will be offset by the amount of tax withheld. If backup withholding results in an overpayment of United States federal income tax, a refund or credit may be obtained from the Internal Revenue Service, provided that required information is furnished. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.


CONVERSION FEATURE
--------------------------------------------------------------------------------


As described above, Advisor Class shares may be held solely through certain fee-based program accounts and employee benefit plans, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Funds. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge. Class A shares have a higher expense ratio, may pay lower dividends, and may have a lower NAV than Advisor Class shares.


GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the Subscription Application. You also may request a shareholder's manual explaining all available services by calling 800-227-4618.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

                     (This page left intentionally blank.)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for AllianceBernstein Large Cap Growth Fund, AllianceBernstein Growth Fund, AllianceBernstein Mid-Cap Growth Fund, AllianceBernstein Global Health Care Fund and AllianceBernstein Global Research Growth Fund and by Ernst & Young LLP, the independent registered public accounting firm for AllianceBernstein Small Cap Growth Portfolio and AllianceBernstein Global Technology Fund, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which is available upon request.

                                                       Income from Investment Operations
                                                 ---------------------------------------------
                                                                    Net Gains
                                Net Asset                          or Losses on
                                 Value,                             Investments     Total from
                               Beginning         Net Investment   (both realized    Investment
Fiscal Year or Period           of Period        Income (Loss)(a)  and unrealized)   Operations
---------------------          ----------        ---------------- ----------------  -----------
AllianceBernstein Large Cap
  Growth Fund
  Class A
  Year ended 7/31/04              $15.58              $(.15)(f)           $ .85           $ .70
  12/1/02 to 7/31/03#              15.07               (.10)                .61             .51
  Year ended 11/30/02              20.24               (.19)              (4.98)          (5.17)
  Year ended 11/30/01              29.51               (.19)              (6.43)          (6.62)
  Year ended 11/30/00              35.82               (.26)              (3.69)          (3.95)
  Year ended 11/30/99              27.50               (.28)               9.21            8.93
  Class B
  Year ended 7/31/04              $14.27              $(.25)(f)           $ .78           $ .53
  12/1/02 to 7/31/03#              13.88               (.16)                .55             .39
  Year ended 11/30/02              18.78               (.29)              (4.61)          (4.90)
  Year ended 11/30/01              27.76               (.35)              (5.98)          (6.33)
  Year ended 11/30/00              34.05               (.48)              (3.45)          (3.93)
  Year ended 11/30/99              26.33               (.48)               8.81            8.33
  Class C
  Year ended 7/31/04              $14.30              $(.25)(f)           $ .78           $ .53
  12/1/02 to 7/31/03#              13.90               (.16)                .56             .40
  Year ended 11/30/02              18.81               (.29)              (4.62)          (4.91)
  Year ended 11/30/01              27.80               (.35)              (5.99)          (6.34)
  Year ended 11/30/00              34.09               (.48)              (3.45)          (3.93)
  Year ended 11/30/99              26.36               (.49)               8.83            8.34
  Advisor Class
  Year ended 7/31/04              $15.97              $(.10)(f)           $ .87           $ .77
  12/1/02 to 7/31/03#              15.42               (.08)                .63             .55
  Year ended 11/30/02              20.65               (.14)              (5.09)          (5.23)
  Year ended 11/30/01              29.99               (.14)              (6.55)          (6.69)
  Year ended 11/30/00              36.25               (.14)              (3.76)          (3.90)
  Year ended 11/30/99              27.71               (.17)               9.32            9.15
  Class R
  11/03/03### to 7/31/04          $16.59              $(.20)(f)           $(.14)         $ (.34)
AllianceBernstein Growth Fund
  Class A
  Year ended 7/31/04              $26.18              $(.31)(f)          $ 3.18          $ 2.87
  11/1/02 to 7/31/03#              22.56               (.21)               3.83            3.62
  Year ended 10/31/02              27.40               (.28)              (4.56)          (4.84)
  Year ended 10/31/01              52.42               (.22)             (19.10)         (19.32)
  Year ended 10/31/00              56.32               (.17)               3.71            3.54
  Year ended 10/31/99              47.17               (.15)              13.01           12.86
  Class B
  Year ended 7/31/04              $18.44              $(.37)(f)          $ 2.24          $ 1.87
  11/1/02 to 7/31/03#              15.98               (.23)               2.69            2.46
  Year ended 10/31/02              19.56               (.34)              (3.24)          (3.58)
  Year ended 10/31/01              39.49               (.34)             (13.89)         (14.23)
  Year ended 10/31/00              44.40               (.43)               2.96            2.53
  Year ended 10/31/99              38.15               (.42)              10.38            9.96
  Class C
  Year ended 7/31/04              $18.47              $(.37)(f)          $ 2.25          $ 1.88
  11/1/02 to 7/31/03#              16.00               (.23)               2.70            2.47
  Year ended 10/31/02              19.58               (.33)              (3.25)          (3.58)
  Year ended 10/31/01              39.52               (.34)             (13.90)         (14.24)
  Year ended 10/31/00              44.42               (.43)               2.97            2.54
  Year ended 10/31/99              38.17               (.42)              10.38            9.96
  Advisor Class
  Year ended 7/31/04              $26.81              $(.23)(f)          $ 3.27          $ 3.04
  11/1/02 to 7/31/03#              23.05               (.16)               3.92            3.76
  Year ended 10/31/02              27.92               (.20)              (4.67)          (4.87)
  Year ended 10/31/01              53.17               (.11)             (19.44)         (19.55)
  Year ended 10/31/00              56.88               (.02)               3.75            3.73
  Year ended 10/31/99              47.47                .02               13.10           13.12


                                                Less Dividends and Distributions
                                    ------------------------------------------------------------

                                    Dividends         Distributions
                                     from Net         in Excess of        Tax      Distributions
                                    Investment        Net Investment   Return of        from
Fiscal Year or Period                  Income              Income        Capital    Capital Gains
---------------------               ----------        --------------   ---------   --------------
AllianceBernstein Large Cap
  Growth Fund
  Class A
  Year ended 7/31/04                     $0.00              $0.00        $0.00          $0.00
  12/1/02 to 7/31/03#                     0.00               0.00         0.00           0.00
  Year ended 11/30/02                     0.00               0.00         0.00           0.00
  Year ended 11/30/01                     0.00               0.00         0.00          (2.38)
  Year ended 11/30/00                     0.00               0.00         0.00          (2.36)
  Year ended 11/30/99                     0.00               0.00         0.00           (.61)
  Class B
  Year ended 7/31/04                     $0.00              $0.00        $0.00          $0.00
  12/1/02 to 7/31/03#                     0.00               0.00         0.00           0.00
  Year ended 11/30/02                     0.00               0.00         0.00           0.00
  Year ended 11/30/01                     0.00               0.00         0.00          (2.38)
  Year ended 11/30/00                     0.00               0.00         0.00          (2.36)
  Year ended 11/30/99                     0.00               0.00         0.00           (.61)
  Class C
  Year ended 7/31/04                     $0.00              $0.00        $0.00          $0.00
  12/1/02 to 7/31/03#                     0.00               0.00         0.00           0.00
  Year ended 11/30/02                     0.00               0.00         0.00           0.00
  Year ended 11/30/01                     0.00               0.00         0.00          (2.38)
  Year ended 11/30/00                     0.00               0.00         0.00          (2.36)
  Year ended 11/30/99                     0.00               0.00         0.00           (.61)
  Advisor Class
  Year ended 7/31/04                     $0.00              $0.00        $0.00          $0.00
  12/1/02 to 7/31/03#                     0.00               0.00         0.00           0.00
  Year ended 11/30/02                     0.00               0.00         0.00           0.00
  Year ended 11/30/01                     0.00               0.00         0.00          (2.38)
  Year ended 11/30/00                     0.00               0.00         0.00          (2.36)
  Year ended 11/30/99                     0.00               0.00         0.00           (.61)
  Class R
  11/03/03### to 7/31/04                 $0.00              $0.00        $0.00          $0.00
AllianceBernstein Growth Fund
  Class A
  Year ended 7/31/04                     $0.00              $0.00        $0.00          $0.00
  11/1/02 to 7/31/03#                     0.00               0.00         0.00           0.00
  Year ended 10/31/02                     0.00               0.00         0.00           0.00
  Year ended 10/31/01                     0.00               0.00         0.00          (5.70)
  Year ended 10/31/00                     0.00               0.00         0.00          (7.44)
  Year ended 10/31/99                     0.00               0.00         0.00          (3.71)
  Class B
  Year ended 7/31/04                     $0.00              $0.00        $0.00          $0.00
  11/1/02 to 7/31/03#                     0.00               0.00         0.00           0.00
  Year ended 10/31/02                     0.00               0.00         0.00           0.00
  Year ended 10/31/01                     0.00               0.00         0.00          (5.70)
  Year ended 10/31/00                     0.00               0.00         0.00          (7.44)
  Year ended 10/31/99                     0.00               0.00         0.00          (3.71)
  Class C
  Year ended 7/31/04                     $0.00              $0.00        $0.00          $0.00
  11/1/02 to 7/31/03#                     0.00               0.00         0.00           0.00
  Year ended 10/31/02                     0.00               0.00         0.00           0.00
  Year ended 10/31/01                     0.00               0.00         0.00          (5.70)
  Year ended 10/31/00                     0.00               0.00         0.00          (7.44)
  Year ended 10/31/99                     0.00               0.00         0.00          (3.71)
  Advisor Class
  Year ended 7/31/04                     $0.00              $0.00        $0.00          $0.00
  11/1/02 to 7/31/03#                     0.00               0.00         0.00           0.00
  Year ended 10/31/02                     0.00               0.00         0.00           0.00
  Year ended 10/31/01                     0.00               0.00         0.00          (5.70)
  Year ended 10/31/00                     0.00               0.00         0.00          (7.44)
  Year ended 10/31/99                     0.00               0.00         0.00          (3.71)






                                      Less Distributions
                                  --------------------------------

                                                        Total          Net Asset
                                  Distributions       Dividends          Value,
                                   in Excess of          and             End of          Total
Fiscal Year or Period              Capital Gains     Distributions       Period       Return (c)
---------------------             --------------     -------------     ---------      ----------
AllianceBernstein Large Cap
  Growth Fund
  Class A
  Year ended 7/31/04                   $0.00             $0.00           $16.28          4.49%
  12/1/02 to 7/31/03#                   0.00              0.00            15.58          3.38
  Year ended 11/30/02                   0.00              0.00            15.07        (25.54)
  Year ended 11/30/01                   (.27)            (2.65)           20.24        (24.90)
  Year ended 11/30/00                   0.00             (2.36)           29.51        (11.91)
  Year ended 11/30/99                   0.00              (.61)           35.82         33.13
  Class B
  Year ended 7/31/04                   $0.00             $0.00           $14.80          3.71%
  12/1/02 to 7/31/03#                   0.00              0.00            14.27          2.81
  Year ended 11/30/02                   0.00              0.00            13.88        (26.09)
  Year ended 11/30/01                   (.27)            (2.65)           18.78        (25.48)
  Year ended 11/30/00                   0.00             (2.36)           27.76        (12.51)
  Year ended 11/30/99                   0.00              (.61)           34.05         32.30
  Class C
  Year ended 7/31/04                   $0.00             $0.00           $14.83          3.71%
  12/1/02 to 7/31/03#                   0.00              0.00            14.30          2.88
  Year ended 11/30/02                   0.00              0.00            13.90        (26.10)
  Year ended 11/30/01                   (.27)            (2.65)           18.81        (25.48)
  Year ended 11/30/00                   0.00             (2.36)           27.80        (12.49)
  Year ended 11/30/99                   0.00              (.61)           34.09         32.31
  Advisor Class
  Year ended 7/31/04                   $0.00             $0.00           $16.74          4.82%
  12/1/02 to 7/31/03#                   0.00              0.00            15.97          3.57
  Year ended 11/30/02                   0.00              0.00            15.42        (25.33)
  Year ended 11/30/01                   (.27)            (2.65)           20.65        (24.72)
  Year ended 11/30/00                   0.00             (2.36)           29.99        (11.61)
  Year ended 11/30/99                   0.00              (.61)           36.25         33.68
  Class R
  11/03/03### to 7/31/04               $0.00             $0.00           $16.25         (2.05)%
AllianceBernstein Growth Fund
  Class A
  Year ended 7/31/04                   $0.00             $0.00           $29.05         10.96%
  11/1/02 to 7/31/03#                   0.00              0.00            26.18         16.05
  Year ended 10/31/02                   0.00              0.00            22.56        (17.66)
  Year ended 10/31/01                   0.00             (5.70)           27.40        (40.50)
  Year ended 10/31/00                   0.00             (7.44)           52.42          5.96
  Year ended 10/31/99                   0.00             (3.71)           56.32         28.69
  Class B
  Year ended 7/31/04                   $0.00             $0.00           $20.31         10.14%
  11/1/02 to 7/31/03#                   0.00              0.00            18.44         15.39
  Year ended 10/31/02                   0.00              0.00            15.98        (18.30)
  Year ended 10/31/01                   0.00             (5.70)           19.56        (40.93)
  Year ended 10/31/00                   0.00             (7.44)           39.49          5.18
  Year ended 10/31/99                   0.00             (3.71)           44.40         27.79
  Class C
  Year ended 7/31/04                   $0.00             $0.00           $20.35         10.18%
  11/1/02 to 7/31/03#                   0.00              0.00            18.47         15.44
  Year ended 10/31/02                   0.00              0.00            16.00        (18.28)
  Year ended 10/31/01                   0.00             (5.70)           19.58        (40.92)
  Year ended 10/31/00                   0.00             (7.44)           39.52          5.20
  Year ended 10/31/99                   0.00             (3.71)           44.42         27.78
  Advisor Class
  Year ended 7/31/04                   $0.00             $0.00           $29.85         11.34%
  11/1/02 to 7/31/03#                   0.00              0.00            26.81         16.31
  Year ended 10/31/02                   0.00              0.00            23.05        (17.44)
  Year ended 10/31/01                   0.00             (5.70)           27.92        (40.34)
  Year ended 10/31/00                   0.00             (7.44)           53.17          6.27
  Year ended 10/31/99                   0.00             (3.71)           56.88         29.08






                                                    Ratios/Supplemental Data
                               --------------------------------------------------------------------

                                                       Ratio of       Ratio of Net
                                 Net Assets,           Expenses       Income(Loss)
                                 End of Period        to Average       to Average      Portfolio
Fiscal Year or Period          (000's omitted)        Net Assets       Net Assets     Turnover Rate
---------------------          ----------------    ---------------    -------------   -------------
AllianceBernstein Large Cap
  Growth Fund
  Class A
  Year ended 7/31/04             $1,550,292             1.58%(d)         (.90)%(f)         61%
  12/1/02 to 7/31/03#             1,757,243             1.89*           (1.08)*            60
  Year ended 11/30/02             2,098,623             1.73            (1.09)             93
  Year ended 11/30/01             3,556,040             1.53             (.83)            135
  Year ended 11/30/00             4,817,131             1.44             (.71)            125
  Year ended 11/30/99             4,285,490             1.50             (.85)             75
  Class B
  Year ended 7/31/04             $1,871,308             2.34%(d)        (1.66)%(f)         61%
  12/1/02 to 7/31/03#             2,670,330             2.65*           (1.84)*            60
  Year ended 11/30/02             3,080,955             2.47            (1.84)             93
  Year ended 11/30/01             5,774,836             2.25            (1.59)            135
  Year ended 11/30/00             8,797,132             2.13            (1.40)            125
  Year ended 11/30/99             8,161,471             2.18            (1.53)             75
  Class C
  Year ended 7/31/04            $   666,851             2.31%(d)        (1.62)%(f)         61%
  12/1/02 to 7/31/03#               943,029             2.62*           (1.81)*            60
  Year ended 11/30/02             1,116,314             2.45            (1.81)             93
  Year ended 11/30/01             2,173,671             2.26            (1.59)            135
  Year ended 11/30/00             3,361,307             2.13            (1.40)            125
  Year ended 11/30/99             2,965,440             2.18            (1.53)             75
  Advisor Class
  Year ended 7/31/04            $   761,895             1.28%(d)         (.60)%(f)         61%
  12/1/02 to 7/31/03#               793,162             1.60*            (.78)*            60
  Year ended 11/30/02               590,508             1.45             (.79)             93
  Year ended 11/30/01               510,603             1.25             (.59)            135
  Year ended 11/30/00               523,315             1.11             (.38)            125
  Year ended 11/30/99               466,690             1.16             (.51)             75
  Class R
  11/03/03### to 7/31/04        $        10             1.70%*(d)       (1.08)%*(f)        61%
AllianceBernstein Growth Fund
  Class A
  Year ended 7/31/04            $   951,903             1.51%(d)        (1.05)%(f)         53%
  11/1/02 to 7/31/03#               835,657             1.66*           (1.18)*            29
  Year ended 10/31/02               715,438             1.49            (1.04)             41
  Year ended 10/31/01               874,604             1.28             (.61)            115
  Year ended 10/31/00             1,656,689             1.14             (.30)             58
  Year ended 10/31/99             1,441,962             1.18             (.28)             62
  Class B
  Year ended 7/31/04            $   735,526             2.26%(d)        (1.80)%(f)         53%
  11/1/02 to 7/31/03#               999,620             2.41*           (1.94)*            29
  Year ended 10/31/02             1,131,628             2.22            (1.77)             41
  Year ended 10/31/01             2,233,260             2.00            (1.31)            115
  Year ended 10/31/00             5,042,755             1.86            (1.02)             58
  Year ended 10/31/99             5,265,153             1.90            (1.00)             62
  Class C
  Year ended 7/31/04            $   212,679             2.22%(d)        (1.77)%(f)         53%
  11/1/02 to 7/31/03#               236,358             2.38*           (1.90)*            29
  Year ended 10/31/02               239,940             2.19            (1.74)             41
  Year ended 10/31/01               419,382             1.98            (1.29)            115
  Year ended 10/31/00               959,043             1.85            (1.02)             58
  Year ended 10/31/99               923,483             1.90            (1.00)             62
  Advisor Class
  Year ended 7/31/04            $    26,422             1.21%(d)         (.75)%(f)         53%
  11/1/02 to 7/31/03#                16,994             1.36*            (.87)*            29
  Year ended 10/31/02                10,433             1.18             (.73)             41
  Year ended 10/31/01                19,087              .98             (.30)            115
  Year ended 10/31/00                38,278              .83              .03              58
  Year ended 10/31/99               142,720              .88              .03              62



Please refer to the footnotes on pages 56 and 57.

                                    50 & 51

                                                       Income from Investment Operations
                                                 ---------------------------------------------
                                                                    Net Gains
                                Net Asset                          or Losses on
                                 Value,                             Investments     Total from
                               Beginning         Net Investment   (both realized    Investment
Fiscal Year or Period           of Period        Income (Loss)(a)  and unrealized)   Operations
---------------------          ----------        ---------------- ----------------  -----------
AllianceBernstein Mid-Cap
Growth Fund
  Class A
  Year ended 7/31/04             $  4.46            $  (.06)(f)          $  .98          $  .92
  12/1/02 to 7/31/03#               3.70               (.03)                .79             .76
  Year ended 11/30/02               4.79               (.04)              (1.05)          (1.09)
  Year ended 11/30/01               5.83               (.04)               (.71)           (.75)
  Year ended 11/30/00               7.55               (.04)              (1.04)          (1.08)
  Year ended 11/30/99               5.97               (.03)               2.00            1.97
  Class B
  Year ended 7/31/04             $  3.87            $  (.09)(f)          $  .85          $  .76
  12/1/02 to 7/31/03#               3.23               (.03)                .67             .64
  Year ended 11/30/02               4.22               (.07)               (.92)           (.99)
  Year ended 11/30/01               5.21               (.07)               (.63)           (.70)
  Year ended 11/30/00               6.87               (.09)               (.93)          (1.02)
  Year ended 11/30/99               5.51               (.07)               1.82            1.75
  Class C
  Year ended 7/31/04             $  3.87            $  (.09)(f)          $  .84          $  .75
  12/1/02 to 7/31/03#               3.22               (.03)                .68             .65
  Year ended 11/30/02               4.21               (.06)               (.93)           (.99)
  Year ended 11/30/01               5.20               (.07)               (.63)           (.70)
  Year ended 11/30/00               6.86               (.09)               (.93)          (1.02)
  Year ended 11/30/99               5.50               (.08)               1.83            1.75
  Advisor Class
  Year ended 7/31/04             $  4.52            $  (.05)(f)          $  .98          $  .93
  12/1/02 to 7/31/03#               3.74               0.00                 .78             .78
  Year ended 11/30/02               4.83               (.03)              (1.06)          (1.09)
  Year ended 11/30/01               5.86               (.03)               (.71)           (.74)
  Year ended 11/30/00               7.58               (.02)              (1.06)          (1.08)
  Year ended 11/30/99               5.98               (.01)               2.00            1.99
AllianceBernstein Small Cap
Growth Portfolio
  Class A
  Year ended 7/31/04             $ 17.30            $  (.33)(f)         $  2.73         $  2.40
  10/1/02 to 7/31/03#              13.34               (.24)               4.20            3.96
  Year ended 9/30/02               16.25               (.30)              (2.61)          (2.91)
  Year ended 9/30/01               30.76               (.35)             (11.46)         (11.81)
  Year ended 9/30/00               23.84               (.38)               7.30            6.92
  Year ended 9/30/99               22.27               (.22)               2.80            2.58
  Class B
  Year ended 7/31/04             $ 14.80            $  (.42)(f)         $  2.34         $  1.92
  10/1/02 to 7/31/03#              11.49               (.28)               3.59            3.31
  Year ended 9/30/02               14.11               (.39)              (2.23)          (2.62)
  Year ended 9/30/01               27.30               (.45)             (10.04)         (10.49)
  Year ended 9/30/00               21.32               (.52)               6.50            5.98
  Year ended 9/30/99               20.17               (.37)               2.53            2.16
  Class C
  Year ended 7/31/04             $ 14.82            $  (.42)(f)         $  2.35         $  1.93
  10/1/02 to 7/31/03#              11.50               (.28)               3.60            3.32
  Year ended 9/30/02               14.13               (.39)              (2.24)          (2.63)
  Year ended 9/30/01               27.32               (.45)             (10.04)         (10.49)
  Year ended 9/30/00               21.34               (.52)               6.50            5.98
  Year ended 9/30/99               20.18               (.36)               2.53            2.17
  Advisor Class
  Year ended 7/31/04             $ 17.68            $  (.29)(f)         $  2.80         $  2.51
  10/1/02 to 7/31/03#              13.60               (.21)               4.29            4.08
  Year ended 9/30/02               16.52               (.28)              (2.64)          (2.92)
  Year ended 9/30/01               31.07               (.29)             (11.56)         (11.85)
  Year ended 9/30/00               24.01               (.30)               7.36            7.06
  Year ended 9/30/99               22.37               (.15)               2.80            2.65






                                              Less Dividends and Distributions
                                  ------------------------------------------------------------

                                  Dividends         Distributions
                                   from Net         in Excess of        Tax      Distributions
                                  Investment        Net Investment   Return of        from
Fiscal Year or Period                Income              Income        Capital    Capital Gains
---------------------             ----------        --------------   ---------   --------------
AllianceBernstein Mid-Cap
Growth Fund
  Class A
  Year ended 7/31/04                   $0.00              $0.00        $0.00          $0.00
  12/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 11/30/02                   0.00               0.00         0.00           0.00
  Year ended 11/30/01                   0.00               0.00         0.00           (.29)
  Year ended 11/30/00                   0.00               0.00         0.00           (.64)
  Year ended 11/30/99                   0.00               0.00         0.00           (.39)
  Class B
  Year ended 7/31/04                   $0.00              $0.00        $0.00          $0.00
  12/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 11/30/02                   0.00               0.00         0.00           0.00
  Year ended 11/30/01                   0.00               0.00         0.00           (.29)
  Year ended 11/30/00                   0.00               0.00         0.00           (.64)
  Year ended 11/30/99                   0.00               0.00         0.00           (.39)
  Class C
  Year ended 7/31/04                   $0.00              $0.00        $0.00          $0.00
  12/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 11/30/02                   0.00               0.00         0.00           0.00
  Year ended 11/30/01                   0.00               0.00         0.00           (.29)
  Year ended 11/30/00                   0.00               0.00         0.00           (.64)
  Year ended 11/30/99                   0.00               0.00         0.00           (.39)
  Advisor Class
  Year ended 7/31/04                   $0.00              $0.00        $0.00          $0.00
  12/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 11/30/02                   0.00               0.00         0.00           0.00
  Year ended 11/30/01                   0.00               0.00         0.00           (.29)
  Year ended 11/30/00                   0.00               0.00         0.00           (.64)
  Year ended 11/30/99                   0.00               0.00         0.00           (.39)
AllianceBernstein Small Cap
Growth Portfolio
  Class A
  Year ended 7/31/04                   $0.00              $0.00        $0.00          $0.00
  10/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 9/30/02                    0.00               0.00         0.00           0.00
  Year ended 9/30/01                    0.00               0.00         0.00           (.72)
  Year ended 9/30/00                    0.00               0.00         0.00           0.00
  Year ended 9/30/99                    0.00               0.00         0.00          (1.01)
  Class B
  Year ended 7/31/04                   $0.00              $0.00        $0.00          $0.00
  10/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 9/30/02                    0.00               0.00         0.00           0.00
  Year ended 9/30/01                    0.00               0.00         0.00           (.72)
  Year ended 9/30/00                    0.00               0.00         0.00           0.00
  Year ended 9/30/99                    0.00               0.00         0.00          (1.01)
  Class C
  Year ended 7/31/04                   $0.00              $0.00        $0.00          $0.00
  10/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 9/30/02                    0.00               0.00         0.00           0.00
  Year ended 9/30/01                    0.00               0.00         0.00           (.72)
  Year ended 9/30/00                    0.00               0.00         0.00           0.00
  Year ended 9/30/99                    0.00               0.00         0.00          (1.01)
  Advisor Class
  Year ended 7/31/04                   $0.00              $0.00        $0.00          $0.00
  10/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 9/30/02                    0.00               0.00         0.00           0.00
  Year ended 9/30/01                    0.00               0.00         0.00           (.72)
  Year ended 9/30/00                    0.00               0.00         0.00           0.00
  Year ended 9/30/99                    0.00               0.00         0.00          (1.01)





                                      Less Distributions
                                  --------------------------------

                                                        Total          Net Asset
                                  Distributions       Dividends          Value,
                                   in Excess of          and             End of          Total
Fiscal Year or Period              Capital Gains     Distributions       Period       Return (c)
---------------------             --------------     -------------     ---------      ----------
AllianceBernstein Mid-Cap
Growth Fund
  Class A
  Year ended 7/31/04                   $0.00             $0.00           $ 5.38         20.63%
  12/1/02 to 7/31/03#                   0.00              0.00             4.46         20.54
  Year ended 11/30/02                   0.00              0.00             3.70        (22.76)
  Year ended 11/30/01                   0.00              (.29)            4.79        (13.64)
  Year ended 11/30/00                   0.00              (.64)            5.83        (15.73)
  Year ended 11/30/99                   0.00              (.39)            7.55         35.37
  Class B
  Year ended 7/31/04                   $0.00             $0.00           $ 4.63         19.64%
  12/1/02 to 7/31/03#                   0.00              0.00             3.87         19.81
  Year ended 11/30/02                   0.00              0.00             3.23        (23.46)
  Year ended 11/30/01                   0.00              (.29)            4.22        (14.34)
  Year ended 11/30/00                   0.00              (.64)            5.21        (16.48)
  Year ended 11/30/99                   0.00              (.39)            6.87         34.24
  Class C
  Year ended 7/31/04                   $0.00             $0.00           $ 4.62         19.38%
  12/1/02 to 7/31/03#                   0.00              0.00             3.87         20.19
  Year ended 11/30/02                   0.00              0.00             3.22        (23.52)
  Year ended 11/30/01                   0.00              (.29)            4.21        (14.37)
  Year ended 11/30/00                   0.00              (.64)            5.20        (16.51)
  Year ended 11/30/99                   0.00              (.39)            6.86         34.31
  Advisor Class
  Year ended 7/31/04                   $0.00             $0.00           $ 5.45         20.58%
  12/1/02 to 7/31/03#                   0.00              0.00             4.52         20.86
  Year ended 11/30/02                   0.00              0.00             3.74        (22.57)
  Year ended 11/30/01                   0.00              (.29)            4.83        (13.39)
  Year ended 11/30/00                   0.00              (.64)            5.86        (15.66)
  Year ended 11/30/99                   0.00              (.39)            7.58         35.66
AllianceBernstein Small Cap
Growth Portfolio
  Class A
  Year ended 7/31/04                   $0.00             $0.00           $19.70         13.87%
  10/1/02 to 7/31/03#                   0.00              0.00            17.30         29.69
  Year ended 9/30/02                    0.00              0.00            13.34        (17.91)
  Year ended 9/30/01                   (1.98)            (2.70)           16.25        (41.42)
  Year ended 9/30/00                    0.00              0.00            30.76         29.03
  Year ended 9/30/99                    0.00             (1.01)           23.84         11.89
  Class B
  Year ended 7/31/04                   $0.00             $0.00           $16.72         12.97%
  10/1/02 to 7/31/03#                   0.00              0.00            14.80         28.81
  Year ended 9/30/02                    0.00              0.00            11.49        (18.57)
  Year ended 9/30/01                   (1.98)            (2.70)           14.11        (41.88)
  Year ended 9/30/00                    0.00              0.00            27.30         28.05
  Year ended 9/30/99                    0.00             (1.01)           21.32         11.01
  Class C
  Year ended 7/31/04                   $0.00             $0.00           $16.75         13.02%
  10/1/02 to 7/31/03#                   0.00              0.00            14.82         28.87
  Year ended 9/30/02                    0.00              0.00            11.50        (18.61)
  Year ended 9/30/01                   (1.98)            (2.70)           14.13        (41.85)
  Year ended 9/30/00                    0.00              0.00            27.32         28.02
  Year ended 9/30/99                    0.00             (1.01)           21.34         11.05
  Advisor Class
  Year ended 7/31/04                   $0.00             $0.00           $20.19         14.20%
  10/1/02 to 7/31/03#                   0.00              0.00            17.68         30.00
  Year ended 9/30/02                    0.00              0.00            13.60        (17.68)
  Year ended 9/30/01                   (1.98)            (2.70)           16.52        (41.11)
  Year ended 9/30/00                    0.00              0.00            31.07         29.40
  Year ended 9/30/99                    0.00             (1.01)           24.01         12.16





                                                      Ratios/Supplemental Data
                                 --------------------------------------------------------------------

                                                        Ratio of        Ratio of Net
                                   Net Assets,           Expenses       Income(Loss)
                                   End of Period        to Average       to Average      Portfolio
Fiscal Year or Period            (000's omitted)        Net Assets        Net Assets    Turnover Rate
---------------------            ----------------    ---------------    -------------   -------------
AllianceBernstein Mid-Cap
Growth Fund
  Class A
  Year ended 7/31/04              $   610,854             1.25%(d)        (1.06)%(f)        135%
  12/1/02 to 7/31/03#                 540,843             1.45*           (1.11)*            75
  Year ended 11/30/02                 469,570             1.34            (1.03)            183
  Year ended 11/30/01                 686,445             1.22             (.69)            226
  Year ended 11/30/00                 856,956             1.04             (.55)             86
  Year ended 11/30/99               1,128,166             1.06             (.41)             97
  Class B
  Year ended 7/31/04             $     74,567             2.09%(d)        (1.90)%(f)        135%
  12/1/02 to 7/31/03#                  53,461             2.32*           (1.98)*            75
  Year ended 11/30/02                  41,096             2.20            (1.89)            183
  Year ended 11/30/01                  61,816             2.08            (1.54)            226
  Year ended 11/30/00                  81,569             1.87            (1.39)             86
  Year ended 11/30/99                 101,858             1.89            (1.23)             97
  Class C
  Year ended 7/31/04             $     26,017             2.06%(d)        (1.87)%(f)        135%
  12/1/02 to 7/31/03#                  14,415             2.27*           (1.94)*            75
  Year ended 11/30/02                  10,860             2.16            (1.85)            183
  Year ended 11/30/01                  15,391             2.04            (1.51)            226
  Year ended 11/30/00                  20,068             1.86            (1.34)             86
  Year ended 11/30/99                  28,025             1.86            (1.22)             97
  Advisor Class
  Year ended 7/31/04             $     44,440             1.04%(d)         (.85)%(f)        135%
  12/1/02 to 7/31/03#                  21,251             1.23*            (.89)*            75
  Year ended 11/30/02                  13,092             1.08             (.81)            183
  Year ended 11/30/01                 131,032             1.08             (.64)            226
  Year ended 11/30/00                   8,304              .83             (.35)             86
  Year ended 11/30/99                   9,970              .85             (.20)             97
AllianceBernstein Small Cap
Growth Portfolio
  Class A
  Year ended 7/31/04              $   185,906             2.01%           (1.67)%(f)         94%
  10/1/02 to 7/31/03#                 184,378             2.32*           (1.95)*            94
  Year ended 9/30/02                  156,340             1.92            (1.71)             98
  Year ended 9/30/01                  232,456             1.79            (1.58)            109
  Year ended 9/30/00                  458,008             1.68(e)         (1.39)            160
  Year ended 9/30/99                  517,289             1.69(e)          (.90)             91
  Class B
  Year ended 7/31/04              $   152,031             2.81%           (2.47)%(f)         94%
  10/1/02 to 7/31/03#                 168,554             3.14*           (2.78)*            94
  Year ended 9/30/02                  159,791             2.72            (2.50)             98
  Year ended 9/30/01                  257,161             2.57            (2.36)            109
  Year ended 9/30/00                  546,302             2.44(e)         (2.16)            160
  Year ended 9/30/99                  587,919             2.46(e)         (1.68)             91
  Class C
  Year ended 7/31/04             $     35,410             2.77%           (2.43)%(f)         94%
  10/1/02 to 7/31/03#                  39,434             3.10*           (2.73)*            94
  Year ended 9/30/02                   37,256             2.71            (2.49)             98
  Year ended 9/30/01                   60,925             2.56            (2.35)            109
  Year ended 9/30/00                  137,242             2.43(e)         (2.12)            160
  Year ended 9/30/99                  168,120             2.45(e)         (1.66)             91
  Advisor Class
  Year ended 7/31/04            $       7,921             1.74%           (1.41)%(f)         94%
  10/1/02 to 7/31/03#                   9,016             2.05*           (1.69)*            94
  Year ended 9/30/02                    8,916             1.60            (1.41)             98
  Year ended 9/30/01                   68,730             1.52            (1.31)            109
  Year ended 9/30/00                  135,414             1.39(e)         (1.08)            160
  Year ended 9/30/99                  164,671             1.42(e)          (.62)             91



Please refer to the footnotes on pages 56 and 57.


                                    52 & 53

                                                       Income from Investment Operations
                                                 ---------------------------------------------
                                                                    Net Gains
                                Net Asset                          or Losses on
                                 Value,                             Investments     Total from
                               Beginning         Net Investment   (both realized    Investment
Fiscal Year or Period           of Period        Income (Loss)(a)  and unrealized)   Operations
---------------------          ----------        ---------------- ----------------  -----------
AllianceBernstein Global
Technology Fund
  Class A
  Year ended 7/31/04            $  47.44            $  (.72)(f)         $  2.42         $  1.70
  12/1/02 to 7/31/03#              43.48               (.54)               4.50            3.96
  Year ended 11/30/02              67.05               (.87)             (22.70)         (23.57)
  Year ended 11/30/01              95.32               (.82)             (21.17)         (21.99)
  Year ended 11/30/00             111.46              (1.35)             (10.75)         (12.10)
  Year ended 11/30/99              68.60               (.99)              49.02           48.03
  Class B
  Year ended 7/31/04            $  43.49             $(1.03)(f)         $  2.25         $  1.22
  12/1/02 to 7/31/03#              40.06               (.69)               4.12            3.43
  Year ended 11/30/02              62.27              (1.16)             (21.05)         (22.21)
  Year ended 11/30/01              89.59              (1.28)             (19.76)         (21.04)
  Year ended 11/30/00             105.73              (2.17)              (9.93)         (12.10)
  Year ended 11/30/99              65.75              (1.54)              46.69           45.15
  Class C
  Year ended 7/31/04            $  43.50             $(1.02)(f)         $  2.25         $  1.23
  12/1/02 to 7/31/03#              40.07               (.68)               4.11            3.43
  Year ended 11/30/02              62.25              (1.15)             (21.03)         (22.18)
  Year ended 11/30/01              89.55              (1.28)             (19.74)         (21.02)
  Year ended 11/30/00             105.69              (2.19)              (9.91)         (12.10)
  Year ended 11/30/99              65.74              (1.57)              46.69           45.12
  Advisor Class
  Year ended 7/31/04            $  48.50            $  (.58)(f)         $  2.48         $  1.90
  12/1/02 to 7/31/03#              44.36               (.46)               4.60            4.14
  Year ended 11/30/02              68.21               (.72)             (23.13)         (23.85)
  Year ended 11/30/01              96.60               (.60)             (21.51)         (22.11)
  Year ended 11/30/00             112.59               (.91)             (11.04)         (11.95)
  Year ended 11/30/99              69.04               (.68)              49.40           48.72
  Class R
  11/03/03### to 7/31/04        $  54.17             $ (.77)(f)         $ (4.32)        $ (5.09)
AllianceBernstein Global
Health Care Fund
  Class A
  Year ended 6/30/04            $  10.37             $ (.12)(f)         $  1.38         $  1.26
  Year ended 6/30/03                9.86               (.10)                .61             .51
  Year ended 6/30/02               11.20               (.12)              (1.22)          (1.34)
  Year ended 6/30/01               12.40               (.11)              (1.00)          (1.11)
  8/27/99## to 6/30/00             10.00               (.06)(b)            2.46            2.40
  Class B
  Year ended 6/30/04            $  10.08             $ (.19)(f)         $  1.33         $  1.14
  Year ended 6/30/03                9.66               (.17)                .59             .42
  Year ended 6/30/02               11.05               (.20)              (1.19)          (1.39)
  Year ended 6/30/01               12.33               (.19)              (1.00)          (1.19)
  8/27/99## to 6/30/00             10.00               (.13)(b)            2.46            2.33
  Class C
  Year ended 6/30/04            $  10.09             $ (.19)(f)         $  1.33         $  1.14
  Year ended 6/30/03                9.66               (.17)                .60             .43
  Year ended 6/30/02               11.05               (.20)              (1.19)          (1.39)
  Year ended 6/30/01               12.33               (.19)              (1.00)          (1.19)
  8/27/99## to 6/30/00             10.00               (.12)(b)            2.45            2.33
  Advisor Class
  Year ended 6/30/04            $  10.59             $ (.08)(f)         $  1.40         $  1.32
  Year ended 6/30/03               10.03               (.08)                .64             .56
  Year ended 6/30/02               11.36               (.09)              (1.24)          (1.33)
  Year ended 6/30/01               12.54               (.07)              (1.02)          (1.09)
  8/27/99## to 6/30/00             10.00               (.03)(b)            2.57            2.54
AllianceBernstein Global
Research Growth Fund
  Class A
  Year ended 6/30/04            $  11.33             $ (.01)(f)         $  2.68         $  2.67
  7/22/02## to 6/30/03             10.00               (.01)(f)            1.34            1.33
  Class B
  Year ended 6/30/04            $  11.26             $ (.18)(f)         $  2.72         $  2.54
  7/22/02## to 6/30/03             10.00               (.07)(f)            1.33            1.26
  Class C
  Year ended 6/30/04            $  11.26             $ (.08)(f)         $  2.62         $  2.54
  7/22/02## to 6/30/03             10.00               (.07)(f)            1.33            1.26
  Advisor Class
  Year ended 6/30/04            $  11.36             $  .01(f)          $  2.70         $  2.71
  7/22/02## to 6/30/03             10.00                .02(f)             1.34            1.36





                                              Less Dividends and Distributions
                                  ------------------------------------------------------------

                                  Dividends         Distributions
                                   from Net         in Excess of        Tax      Distributions
                                  Investment        Net Investment   Return of        from
Fiscal Year or Period                Income              Income        Capital    Capital Gains
---------------------             ----------        --------------   ---------   --------------
AllianceBernstein Global
Technology Fund
  Class A
  Year ended 7/31/04                   $0.00              $0.00        $0.00         $ 0.00
  12/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 11/30/02                   0.00               0.00         0.00           0.00
  Year ended 11/30/01                   0.00               0.00         0.00          (5.86)
  Year ended 11/30/00                   0.00               0.00         0.00          (4.04)
  Year ended 11/30/99                   0.00               0.00         0.00          (5.17)
  Class B
  Year ended 7/31/04                   $0.00              $0.00        $0.00         $ 0.00
  12/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 11/30/02                   0.00               0.00         0.00           0.00
  Year ended 11/30/01                   0.00               0.00         0.00          (5.86)
  Year ended 11/30/00                   0.00               0.00         0.00          (4.04)
  Year ended 11/30/99                   0.00               0.00         0.00          (5.17)
  Class C
  Year ended 7/31/04                   $0.00              $0.00        $0.00         $ 0.00
  12/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 11/30/02                   0.00               0.00         0.00           0.00
  Year ended 11/30/01                   0.00               0.00         0.00          (5.86)
  Year ended 11/30/00                   0.00               0.00         0.00          (4.04)
  Year ended 11/30/99                   0.00               0.00         0.00          (5.17)
  Advisor Class
  Year ended 7/31/04                   $0.00              $0.00        $0.00         $ 0.00
  12/1/02 to 7/31/03#                   0.00               0.00         0.00           0.00
  Year ended 11/30/02                   0.00               0.00         0.00           0.00
  Year ended 11/30/01                   0.00               0.00         0.00          (5.89)
  Year ended 11/30/00                   0.00               0.00         0.00          (4.04)
  Year ended 11/30/99                   0.00               0.00         0.00          (5.17)
  Class R
  11/03/03### to 7/31/04               $0.00              $0.00        $0.00         $ 0.00
AllianceBernstein Global
Health Care Fund
  Class A
  Year ended 6/30/04                   $0.00              $0.00        $0.00         $ 0.00
  Year ended 6/30/03                    0.00               0.00         0.00           0.00
  Year ended 6/30/02                    0.00               0.00         0.00           0.00
  Year ended 6/30/01                    0.00               0.00         0.00           (.08)
  8/27/99## to 6/30/00                  0.00               0.00         0.00           0.00
  Class B
  Year ended 6/30/04                   $0.00              $0.00        $0.00         $ 0.00
  Year ended 6/30/03                    0.00               0.00         0.00           0.00
  Year ended 6/30/02                    0.00               0.00         0.00           0.00
  Year ended 6/30/01                    0.00               0.00         0.00           (.08)
  8/27/99## to 6/30/00                  0.00               0.00         0.00           0.00
  Class C
  Year ended 6/30/04                   $0.00              $0.00        $0.00         $ 0.00
  Year ended 6/30/03                    0.00               0.00         0.00           0.00
  Year ended 6/30/02                    0.00               0.00         0.00           0.00
  Year ended 6/30/01                    0.00               0.00         0.00           (.08)
  8/27/99## to 6/30/00                  0.00               0.00         0.00           0.00
  Advisor Class
  Year ended 6/30/04                   $0.00              $0.00        $0.00         $ 0.00
  Year ended 6/30/03                    0.00               0.00         0.00           0.00
  Year ended 6/30/02                    0.00               0.00         0.00           0.00
  Year ended 6/30/01                    0.00               0.00         0.00           (.08)
  8/27/99## to 6/30/00                  0.00               0.00         0.00           0.00
AllianceBernstein Global
Research Growth Fund
  Class A
  Year ended 6/30/04                  $ (.01)             $0.00        $0.00        $  (.76)
  7/22/02## to 6/30/03                  0.00               0.00         0.00           0.00
  Class B
  Year ended 6/30/04                   $0.00              $0.00        $0.00        $  (.76)
  7/22/02## to 6/30/03                  0.00               0.00         0.00           0.00
  Class C
  Year ended 6/30/04                   $0.00              $0.00        $0.00        $  (.76)
  7/22/02## to 6/30/03                  0.00               0.00         0.00           0.00
  Advisor Class
  Year ended 6/30/04                  $ (.04)             $0.00        $0.00        $  (.76)
  7/22/02## to 6/30/03                  0.00               0.00         0.00           0.00





                                      Less Distributions
                                  --------------------------------

                                                        Total          Net Asset
                                  Distributions       Dividends          Value,
                                   in Excess of          and             End of          Total
Fiscal Year or Period              Capital Gains     Distributions       Period       Return (c)
---------------------             --------------     -------------     ---------      ----------
AllianceBernstein Global
Technology Fund
  Class A
  Year ended 7/31/04                   $0.00             $0.00         $  49.14          3.58%
  12/1/02 to 7/31/03#                   0.00              0.00            47.44          9.11
  Year ended 11/30/02                   0.00              0.00            43.48        (35.15)
  Year ended 11/30/01                   (.42)            (6.28)           67.05        (24.90)
  Year ended 11/30/00                   0.00             (4.04)           95.32        (11.48)
  Year ended 11/30/99                   0.00             (5.17)          111.46         74.67
  Class B
  Year ended 7/31/04                   $0.00             $0.00         $  44.71          2.81%
  12/1/02 to 7/31/03#                   0.00              0.00            43.49          8.56
  Year ended 11/30/02                   0.00              0.00            40.06        (35.67)
  Year ended 11/30/01                   (.42)            (6.28)           62.27        (25.46)
  Year ended 11/30/00                   0.00             (4.04)           89.59        (12.12)
  Year ended 11/30/99                   0.00             (5.17)          105.73         73.44
  Class C
  Year ended 7/31/04                   $0.00             $0.00         $  44.73          2.83%
  12/1/02 to 7/31/03#                   0.00              0.00            43.50          8.56
  Year ended 11/30/02                   0.00              0.00            40.07        (35.63)
  Year ended 11/30/01                   (.42)            (6.28)           62.25        (25.45)
  Year ended 11/30/00                   0.00             (4.04)           89.55        (12.13)
  Year ended 11/30/99                   0.00             (5.17)          105.69         73.40
  Advisor Class
  Year ended 7/31/04                   $0.00             $0.00         $  50.40          3.92%
  12/1/02 to 7/31/03#                   0.00              0.00            48.50          9.33
  Year ended 11/30/02                   0.00              0.00            44.36        (34.96)
  Year ended 11/30/01                   (.39)            (6.28)           68.21        (24.68)
  Year ended 11/30/00                   0.00             (4.04)           96.60        (11.22)
  Year ended 11/30/99                   0.00             (5.17)          112.59         75.22
  Class R
  11/03/03### to 7/31/04               $0.00             $0.00         $  49.08         (9.40)%
AllianceBernstein Global
Health Care Fund
  Class A
  Year ended 6/30/04                   $0.00             $0.00         $  11.63         12.15%
  Year ended 6/30/03                    0.00              0.00            10.37          5.17
  Year ended 6/30/02                    0.00              0.00             9.86        (11.96)
  Year ended 6/30/01                    (.01)             (.09)           11.20         (9.10)
  8/27/99## to 6/30/00                  0.00              0.00            12.40         24.00
  Class B
  Year ended 6/30/04                   $0.00             $0.00         $  11.22         11.31%
  Year ended 6/30/03                    0.00              0.00            10.08          4.35
  Year ended 6/30/02                    0.00              0.00             9.66        (12.58)
  Year ended 6/30/01                    (.01)             (.09)           11.05         (9.81)
  8/27/99## to 6/30/00                  0.00              0.00            12.33         23.30
  Class C
  Year ended 6/30/04                   $0.00             $0.00         $  11.23         11.30%
  Year ended 6/30/03                    0.00              0.00            10.09          4.45
  Year ended 6/30/02                    0.00              0.00             9.66        (12.58)
  Year ended 6/30/01                    (.01)             (.09)           11.05         (9.81)
  8/27/99## to 6/30/00                  0.00              0.00            12.33         23.30
  Advisor Class
  Year ended 6/30/04                   $0.00             $0.00         $  11.91         12.47%
  Year ended 6/30/03                    0.00              0.00            10.59          5.58
  Year ended 6/30/02                    0.00              0.00            10.03        (11.71)
  Year ended 6/30/01                    (.01)             (.09)           11.36         (8.84)
  8/27/99## to 6/30/00                  0.00              0.00            12.54         25.40
AllianceBernstein Global
Research Growth Fund
  Class A
  Year ended 6/30/04                   $0.00            $ (.77)        $  13.23         23.86%
  7/22/02## to 6/30/03                  0.00              0.00            11.33         13.30
  Class B
  Year ended 6/30/04                   $0.00            $ (.76)        $  13.04         22.87%
  7/22/02## to 6/30/03                  0.00              0.00            11.26         12.60
  Class C
  Year ended 6/30/04                   $0.00            $ (.76)        $  13.04         22.87%
  7/22/02## to 6/30/03                  0.00              0.00            11.26         12.60
  Advisor Class
  Year ended 6/30/04                   $0.00            $ (.80)        $  13.27         24.17%
  7/22/02## to 6/30/03                  0.00              0.00            11.36         13.60





                                                    Ratios/Supplemental Data
                               --------------------------------------------------------------------

                                                      Ratio of        Ratio of Net
                                 Net Assets,          Expenses        Income(Loss)
                                 End of Period        to Average       to Average      Portfolio
Fiscal Year or Period          (000's omitted)        Net Assets        Net Assets    Turnover Rate
---------------------          ----------------    ---------------    -------------   -------------
AllianceBernstein Global
Technology Fund
  Class A
  Year ended 7/31/04             $1,112,174             1.81%           (1.36)%(f)         80%
  12/1/02 to 7/31/03#             1,186,488             2.24*           (1.95)*           127
  Year ended 11/30/02             1,096,744             1.85            (1.64)            117
  Year ended 11/30/01             1,926,473             1.58            (1.08)             55
  Year ended 11/30/00             2,650,904             1.50             (.98)             46
  Year ended 11/30/99             2,167,060             1.68(e)         (1.11)             54
  Class B
  Year ended 7/31/04             $1,100,840             2.61%           (2.13)%(f)         80%
  12/1/02 to 7/31/03#             1,453,453             3.02*           (2.73)*           127
  Year ended 11/30/02             1,539,144             2.58            (2.37)            117
  Year ended 11/30/01             3,092,947             2.31            (1.80)             55
  Year ended 11/30/00             4,701,567             2.20            (1.68)             46
  Year ended 11/30/99             3,922,584             2.39(e)         (1.83)             54
  Class C
  Year ended 7/31/04            $   313,166             2.55%           (2.10)%(f)         80%
  12/1/02 to 7/31/03#               396,472             3.01*           (2.72)*           127
  Year ended 11/30/02               410,649             2.55            (2.34)            117
  Year ended 11/30/01               835,406             2.30            (1.80)             55
  Year ended 11/30/00             1,252,765             2.21            (1.69)             46
  Year ended 11/30/99               907,707             2.41(e)         (1.85)             54
  Advisor Class
  Year ended 7/31/04            $    80,420             1.51%           (1.06)%(f)         80%
  12/1/02 to 7/31/03#                93,511             1.94*           (1.65)*           127
  Year ended 11/30/02                83,018             1.49            (1.29)            117
  Year ended 11/30/01               231,167             1.27             (.78)             55
  Year ended 11/30/00               288,889             1.19             (.66)             46
  Year ended 11/30/99               330,404             1.35(e)          (.78)             54
  Class R
  11/03/03### to 7/31/04        $        23             1.97%           (1.42)%*(f)        80%
AllianceBernstein Global
Health Care Fund
  Class A
  Year ended 6/30/04            $    55,079             1.82%(d)        (1.07)%(f)         34%
  Year ended 6/30/03                 56,077             2.06            (1.12)              8
  Year ended 6/30/02                 63,973             1.85            (1.13)              9
  Year ended 6/30/01                 76,827             1.73             (.90)              8
  8/27/99## to 6/30/00               55,412             1.92*(d)         (.67)*(b)         26
  Class B
  Year ended 6/30/04            $   119,260             2.58%(d)        (1.83)%(f)         34%
  Year ended 6/30/03                134,907             2.82            (1.88)              8
  Year ended 6/30/02                163,340             2.60            (1.87)              9
  Year ended 6/30/01                203,620             2.46            (1.63)              8
  8/27/99## to 6/30/00              144,659             2.64*(d)        (1.40)*(b)         26
  Class C
  Year ended 6/30/04            $    30,698             2.55%(d)        (1.80)%(f)         34%
  Year ended 6/30/03                 34,298             2.80            (1.85)              8
  Year ended 6/30/02                 41,268             2.57            (1.84)              9
  Year ended 6/30/01                 57,405             2.44            (1.60)              8
  8/27/99## to 6/30/00               44,582             2.63*(d)        (1.38)*(b)         26
  Advisor Class
  Year ended 6/30/04            $     9,705             1.51%(d)         (.75)%(f)         34%
  Year ended 6/30/03                  9,139             1.77             (.81)              8
  Year ended 6/30/02                  7,544             1.57             (.83)              9
  Year ended 6/30/01                  7,518             1.42             (.59)              8
  8/27/99## to 6/30/00                6,184             1.61*(d)         (.36)*(b)         26
AllianceBernstein Global
Research Growth Fund
  Class A
  Year ended 6/30/04            $    20,562             1.50%(d)         (.16)%(f)         85%
  7/22/02## to 6/30/03                    1             1.70*(d)         (.07)*(f)         62
  Class B
  Year ended 6/30/04            $       162             2.21%(d)        (2.22)%(f)         85%
  7/22/02## to 6/30/03                    1             2.40*(d)         (.78)*(f)         62
  Class C
  Year ended 6/30/04            $       468             2.20%(d)         (.73)%(f)         85%
  7/22/02## to 6/30/03                    1             2.40*(d)         (.78)*(f)         62
  Advisor Class
  Year ended 6/30/04            $    20,202             1.26%(d)          .08%(f)          85%
  7/22/02## to 6/30/03                2,270             1.40*(d)          .22*(f)          62




Please refer to the footnotes on pages 56 and 57.

                                    54 & 55

#   Change in fiscal year end.
##  Commencement of operations.
### Commencement of distributions.
*   Annualized.
(a) Based on average shares outstanding.
(b) Net of fee waiver and expense reimbursement by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.
(d) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in (e) below, would have been as follows:

                           1999     2000    2001     2002     2003     2004
                           -----    -----   -----    -----    -----    -----
         AllianceBernstein
         Large Cap Growth Fund
         Class A           --       --      --       --       --       1.76%
         Class B           --       --      --       --       --       2.52%
         Class C           --       --      --       --       --       2.49%
         Class R           --       --      --       --       --       1.95%
         Advisor Class     --       --      --       --       --       1.46%

         AllianceBernstein
         Growth Fund
         Class A           --       --      --       --       --       1.52%
         Class B           --       --      --       --       --       2.27%
         Class C           --       --      --       --       --       2.24%
         Advisor Class     --       --      --       --       --       1.22%

         AllianceBernstein
         Mid-Cap Growth Fund
         Class A           --       --      --       --       --       1.26%
         Class B           --       --      --       --       --       2.10%
         Class C           --       --      --       --       --       2.07%
         Advisor Class     --       --      --       --       --       1.05%

         AllianceBernstein
         Small Cap Growth Fund
         Class A           --       --      --       --       --       2.01%
         Class B           --       --      --       --       --       2.81%
         Class C           --       --      --       --       --       2.77%
         Advisor Class     --       --      --       --       --       1.74%

         AllianceBernstein Global
         Technology Fund
         Class A           --       --      --       --       --       1.81%
         Class B           --       --      --       --       --       2.61%
         Class C           --       --      --       --       --       2.55%
         Class R           --       --      --       --       --       1.97%
         Advisor Class     --       --      --       --       --       1.51%

         AllianceBernstein Global
         Health Care Fund
         Class A           --       1.96%*  --       --       --       1.93%
         Class B           --       2.67%*  --       --       --       2.69%
         Class C           --       2.67%*  --       --       --       2.66%
         Advisor Class     --       1.65%*  --       --       --       1.62%

         AllianceBernstein Global
         Research Growth Fund
         Class A           --       --      --       --     19.19%*    7.68%
         Class B           --       --      --       --     19.94%*   11.40%
         Class C           --       --      --       --     19.94%*   10.96%
         Advisor Class     --       --      --       --     17.42%*    7.46%

(e) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets, assuming the assumption and/or waiver/reimbursement of expenses described in (d) above, would have been as follows:



         AllianceBernstein
         Small Cap Growth
         Portfolio         1999     2000
                          -----    -----
         Class A          1.68%    1.67%
         Class B          2.45%    2.42%
         Class C          2.44%    2.42%
         Advisor Class    1.41%    1.38%

(f) Net of expenses waived/reimbursed by the Adviser and the transfer agent.

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

For more information about the Funds, the following documents are available upon request:


o Annual/Semi-Annual Reports to Shareholders
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o Statement of Additional Information (SAI)
Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:          Alliance Global Investor Services
                  P.O. Box 786003
                  San Antonio, TX 78278-6003

By Phone:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102

You also may find more information about Alliance and the Funds on the Internet at: www.Alliancecapital.com.


Fund                                              SEC File No.
-----                                             ------------
AllianceBernstein Large Cap Growth Fund            811-06730
AllianceBernstein Growth Fund                      811-05088
AllianceBernstein Mid-Cap Growth Fund              811-00204
AllianceBernstein Small Cap Growth Portfolio       811-01716
AllianceBernstein Global Technology Fund           811-03131
AllianceBernstein Global Health Care Fund          811-09329
AllianceBernstein Global Research Growth Fund      811-21064



Privacy Notice (This information is not part of the Prospectus.)

Alliance Capital Management L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.



STOCKPRO1104

(LOGO)           ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.
-----------------------------------------------------------------
c/o Alliance Global Investor Services, Inc.
P.O. Box 786003, San Antonio, Texas 78278-6003
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618
-----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION
                        November 1, 2004

-----------------------------------------------------------------

          This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the current Prospectus, dated November 1, 2004, for AllianceBernstein Mid-Cap Growth Fund, Inc. (the "Fund") that offers Class A, Class B, Class C and Advisor Class shares of the Fund (the "Prospectus"). Financial statements for the Fund for the year ended July 31, 2004 are included in the annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and annual report may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS
                        -----------------

                                                           PAGE
                                                           ----

Description of the Fund.......................................
Management of the Fund........................................
Expenses of the Fund..........................................
Purchase of Shares............................................
Redemption and Repurchase of Shares...........................
Shareholder Services..........................................
Net Asset Value...............................................
Dividends, Distributions and Taxes............................
Portfolio Transactions........................................
General Information...........................................
Financial Statements and Report of Independent
   Registered Public Accounting Firm..........................
Appendix A: Statement of Policies and Procedures for
Voting Proxies.............................................A-1

------------------------
SM:  This is a service mark used under license from the owner.

-----------------------------------------------------------------

                     DESCRIPTION OF THE FUND

-----------------------------------------------------------------

          The Fund is a diversified, open-end investment company. The Fund is diversified and, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may not change this policy without a shareholder vote. Except as otherwise indicated, the investment policies of the Fund are not "fundamental policies" within the meaning of the 1940 Act, and may, therefore, be changed by the Fund's Board of Directors without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous notice to its shareholders. The Fund's investment objective may not be changed without shareholder approval. There can be, of course, no assurance that the Fund will achieve its investment objective.

Investment Policies and Practices
---------------------------------

          The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks. In seeking to achieve its objective the Fund will, under normal circumstances, invest at least 80% of its net assets in mid-capitalization stocks. This policy will not be changed without 60 days' prior written notice to shareholders. In addition, for purposes of this policy, net assets includes any borrowings for investment purposes.

          Options. The Fund may write covered call options which are traded on national securities exchanges with respect to common stocks in its portfolio (the Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised). The Fund may write covered call options on these common stocks in an attempt to realize a greater current return than would be realized on the securities alone or to provide greater flexibility in disposing of such securities. A "call option" gives the holder the right to purchase the underlying securities from the Fund at a specified price (the "exercise price") for a stated period of time. Prior to the expiration of the option, the seller (the "writer") of the option has an obligation to sell the underlying security to the holder of the option at the exercise price regardless of the market price of the security at the time the option is exercised. The premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized capital gains. The difference between the premium and the amount paid upon executing a closing purchase transaction, including brokerage commissions, is also treated as a gain, or if the premium is less than the amount paid for the closing purchase transaction, as a loss. If a call option is exercised, the premium is added to the proceeds from the sale in determining whether the Fund has realized a gain or loss. All options written will be "covered", which means that the Fund will own the securities underlying the option or securities convertible into or carrying rights to acquire such securities, which securities will be segregated and held under an escrow arrangement with or through the custodian for the Fund's securities. Management will be instructed initially to cease writing options if, and so long as, 25% of total assets are subject to outstanding option contracts or if required under applicable regulations of state securities administrators. In the event the option is exercised, the writer may either deliver the underlying securities at the exercise price or if it does not wish to deliver its own securities, purchase new securities at a cost to the writer, which may be more than the exercise price plus premium received and deliver the new securities for the exercised option.

          The Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance Capital Management L.P. (the "Manager" or "Alliance"), and the Manager has adopted procedures for monitoring the creditworthiness of such entities.

          In view of its investment objective, the Fund generally would write covered call options only in circumstances where the Manager does not anticipate significant appreciation of the underlying securities in the near future or has otherwise determined to dispose of the securities. In the event an option is exercised, the Fund's potential for gain is limited to the difference between the exercise price plus the premium less the cost of the security. Alternatively, the option's position could be closed out by purchasing a like option. Although the writing of covered call options only on national securities exchanges increases the likelihood of the Fund being able to make closing purchase transactions, there is no assurance that the Fund will be able to effect closing purchase transactions at any particular time or at an acceptable price. If the price of a security declines below the amount to be received from the exercise price less the amount of the call premium received and if the option could not be closed, the Fund would hold a security which might otherwise have been sold to protect against depreciation. The writing of covered call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

          Loans of Portfolio Securities. The Fund may make secured loans of its portfolio securities to brokers, dealers and financial institutions provided that liquid assets or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Manager (subject to review by the Directors) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state within which its shares are qualified for sale. Loans will be subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Although voting rights may pass with the loaned securities, if a material event affecting the investment is to be voted on, the loan must be terminated and the securities voted by the Fund. Borrowed or equivalent securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan. The Fund will not lend portfolio securities in excess of 25% of the value of its total assets nor will the Fund lend its portfolio securities to any officer, director, employee or affiliate of either the Fund or the Manager.

          Repurchase Agreements. A "repurchase agreement" is an instrument whereby the Fund acquires an underlying money market instrument subject to resale at a fixed price. These transactions will be entered into only with commercial banks. The Fund advances cash to the banks which the banks collateralize with securities, owned by the banks, issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Repurchase agreements usually are for short periods. The Fund will not enter into repurchase agreements of more than one week in duration. Repurchase agreements together with the purchase of restricted securities and any securities which do not have readily available market quotations cannot amount to more than 10% of the Fund's net assets. Repurchase agreements could involve certain risks in the event of bankruptcy or other defaults by the seller, including possible delays and expenses in liquidating the collateral, decline in collateral value and loss of interest.

          Foreign Securities. The Fund may invest in securities of foreign issuers. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies held by the Fund. In addition, there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers, and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations.

          Securities of Other Investment Companies. The Fund will not invest in securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission (the Fund has no current intention to invest in securities of other investment companies), or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation.

Certain Fundamental Investment Policies
---------------------------------------

          The following restrictions may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, which means (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. The Fund may not:

          1. invest more than 5% of its total assets in the securities of any one issuer (other than the U.S.
               Government);

          2. acquire more than 10% of the voting or other securities of any one issuer;

          3. buy securities of any company that (including its predecessors) has not been in business at least three continuous years;

          4.   borrow money;

          5. mortgage or pledge any of its assets except in connection with the writing of covered call options (see below);

          6.   purchase securities on margin or sell short;

          7. lend any of its assets other than (i) through the purchase of notes, bonds, certificates of deposit, or evidences of indebtedness of a type commonly distributed publicly or privately to financial institutions (except that it will not purchase any such privately offered securities under circumstances in which it will become an "underwriter" as defined in the Securities Act of 1933, as amended (the "Securities Act")), (ii) through fully collateralized loans of portfolio securities or (iii) through loans to banks against such obligations as repurchase agreements (see below);

          8. underwrite or participate in any underwriting of securities (the Fund might be deemed to be an underwriter if it sells restricted securities);

          9. invest more than 25% of the value of its assets in securities of issuers in any one industry;

          10. buy or sell any securities from, to or through its officers or directors or other "interested persons" except for purchases or sales of Fund shares, or in transactions on a securities exchange including only regular exchange commissions and charges;

          11. buy or hold securities of any issuer if any officer or director of the Fund, the Manager or any officer, director or 10% shareholder of the Manager owns individually 1/2 of 1% of a class of securities of such issuer, and such persons together own beneficially more than 5% of such securities; or

          12. buy or sell any real estate, commodities or commodity contracts including commodity futures contracts.

          In addition, under the 1940 Act, the Fund may not invest in senior securities except, as permitted by the 1940 Act or otherwise permitted by the Fund's fundamental policies.

          In connection with the qualification or registration of the Fund's shares for sale under the securities laws of certain states, the Fund has agreed, in addition to the foregoing investment restrictions, that it (i) will not invest more than 5% of its net assets in warrants nor more than 2% of its net assets in unlisted warrants; (ii) will not invest in real estate or interests therein, excluding readily marketable securities of companies which invest in real estate; and (iii) will not invest in oil, gas or other mineral leases.

          Whenever any investment policy or restriction states a minimum or maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation of any such maximum.

-----------------------------------------------------------------

                      MANAGEMENT OF THE FUND

-----------------------------------------------------------------

Manager
-------

          Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment management agreement (the "Management Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

          Alliance is a leading global investment management firm supervising client accounts with assets as of June 30, 2004, totaling approximately $481 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.


          Alliance is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As of March 31, 2004, Alliance Capital Management Holding L.P. ("Holding"), a Delaware limited partnership, owned approximately 31.5% of the issued and outstanding units of limited partnership interest in Alliance ("Alliance Units"). Units representing assignments of beneficial ownership of limited partnership interests in Holding ("Holding Units") trade publicly on the New York Stock Exchange (the "Exchange") under the ticker symbol "AC". Alliance Units do not trade publicly and are subject to significant restrictions on transfer. Alliance Capital Management Corporation ("ACMC") is the general partner of both Alliance and Holding. ACMC owns 100,000 general partnership units in Holding and a 1% general partnership interest in Alliance. ACMC is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.

          As of March 31, 2004, AXA, AXA Financial, AXA Equitable Life Insurance Company ("AXA Equitable") and certain subsidiaries of AXA Equitable beneficially owned approximately 57.3% of the issued and outstanding Alliance Units and approximately 1.8% of the issued and outstanding Holding Units which, including the general partnership interests in Alliance and Holding, represent an economic interest of approximately 58.4% in Alliance. As of March 31, 2004, SCB Partners Inc., a wholly-owned subsidiary of SCB Inc., beneficially owned approximately 9.7% of the issued and outstanding Alliance Units.

          AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. AXA Equitable is an indirect wholly-owned subsidiary of AXA Financial.

          Based on information provided by AXA, as of February 1, 2004, approximately 16.89% of the issued ordinary shares (representing 27.55% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of February 1, 2004, 71.11% of the shares (representing 80.36% of the voting power) of Finaxa were owned by three French mutual insurance companies (the "Mutuelles AXA") and 21.32% of the shares of Finaxa (representing 12.80% of the voting power) were owned by BNP Paribas, a French bank. As of February 1, 2004, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.17% of the issued ordinary shares (representing 32.94% of the voting power) of AXA.


          The Management Agreement provides that the Manager shall manage the investment and reinvestment of the assets of the Fund and administer its business and affairs, subject to the overall supervision of the Fund's Board of Directors. In addition the Manager furnishes the Fund with office space and clerical and bookkeeping services and payroll compensation of the Fund's officers and those directors who are affiliated persons of the Manager.

          The Fund has, under the Management Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Manager, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Manager or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments must be specifically approved by the Fund's Directors. The Fund paid to the Manager a total of $106,500 in respect of such services during the fiscal year of the Fund ended July 31, 2004.


          The Management Agreement became effective on April 20, 1993. For its services under the Management Agreement, the Manager receives a monthly fee at an annualized rate of .75% of the first $500 million of the Fund's average daily net assets, ..65% of the excess over $500 million of such net assets up to $1 billion and .55% of the excess over $1 billion of such net assets. During the fiscal years of the Fund ended November 30, 2001 and 2002, the fiscal period ended July 31, 2003 and the fiscal year ended July 31, 2004, the Fund paid the Manager total management fees of $6,256,949, $5,196,305, $2,602,989 and
$5,599,082, respectively.

          In order to provide the Manager with access to supplemental research and security and economic analyses provided by brokers and of use to the Fund, and to maintain good business relationships with brokers who are important block traders or who have special knowledge of potential buyers and sellers in securities the Fund may wish to buy or sell, the Management Agreement authorizes the Manager to allocate brokerage business to such brokers even though they execute transactions at higher rates to the Fund than may be available from other brokers who are providing only execution service.

          The Management Agreement also permits the Board of Directors to authorize the payment by the Fund of additional compensation to others for consulting services, supplemental research, and security and economic analyses. Such outside research would supplement the research of the Manager and make it possible to obtain the benefit of information or expert opinion not otherwise available to the Fund or the Manager. The payment for such outside research in cash might be in lieu of brokerage commissions, which are now charged to principal and would be in addition to the management fee. The Board may determine that such payment be charged to the extent permitted by generally accepted accounting principles to principal or income of the Fund as it deems appropriate.

          The Management Agreement continues in force from year to year provided that such continuance is specifically approved at least annually by the Fund's Directors or by a majority vote of the holders of the outstanding voting securities of the Fund, and, in either case, by a majority of the Directors who are not parties to the Management Agreement or "interested persons" as defined in the 1940 Act of any such party. Most recently, continuance of the Management Agreement was approved for an additional annual term by a vote, cast in person, of the Directors, including a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for that purpose and held on June 15-17, 2004.

          The Management Agreement is terminable without penalty on 60 days' written notice by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Fund's Directors, or by the Manager on any January 1 on not less than 60 days' written notice to the Fund, and will automatically terminate in the event of its assignment. The Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

          The Manager may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Capital Reserves, AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Focused Growth & Income Fund, Inc.,* AllianceBernstein Global Health Care Fund, Inc.,* AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Global Technology Fund, Inc.,* AllianceBernstein Government Reserves, AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein Institutional Reserves, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc.,* AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Municipal Trust, AllianceBernstein New Europe Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Select Investor Series, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., AllianceBernstein Worldwide Privatization Fund, Inc., The AllianceBernstein Portfolios, Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

--------
*Prior to December 15, 2004, AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Health Care Fund, Inc., AllianceBernstein Global Technology Fund, Inc. and AllianceBernstein Large Cap Growth Fund, Inc. will continue to be known as AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein Health Care Fund, Inc., AllianceBernstein Technology Fund, Inc. and AllianceBernstein Premier Growth Fund, Inc., respectively.

Board of Directors Information
------------------------------

          The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                     PORTFOLIOS IN  OTHER
NAME, ADDRESS,                                       FUND COMPLEX   DIRECTOR-
AGE OF DIRECTOR             PRINCIPAL OCCUPATION(S)  OVERSEEN       SHIPS HELD
(YEARS OF SERVICE*)         DURING PAST 5 YEARS      BY DIRECTOR    BY DIRECTOR
-------------------         -------------------      -----------    -----------

DISINTERESTED DIRECTORS

Chairman of the Board

William H. Foulk, Jr.,#+    Investment adviser       113            None
72,                         and an independent
2 Sound View Dr.,           consultant.  He was
Suite 100,                  formerly Senior
Greenwich, CT 06830 (12)    Manager of Barrett
                            Associates, Inc., a
                            registered investment
                            adviser, with which he
                            had been associated
                            since prior to 1999.
                            He was formerly Deputy
                            Comptroller and Chief
                            Investment Officer of
                            the State  of New York
                            and, prior thereto, Chief
                            Investment Officer of the
                            New York Bank for Savings.

Ruth Block,**#+ 73,         Formerly Executive Vice   94            None
500 S.E. Mizner Blvd.,      President and Chief
Boca Raton, FL 33432 (15)   Insurance Officer of
                            The Equitable Life
                            Assurance Society of
                            the United States;
                            Chairman and Chief
                            Executive Officer of
                            Evlico; Director of
                            Avon, BP (oil and gas),
                            Ecolab Incorporated
                            (specialty chemicals),
                            Tandem Financial Group
                            and Donaldson, Lufkin &
                            Jenrette Securities
                            Corporation; former
                            Governor at Large,
                            National Association of
                            Securities Dealers, Inc.

David H. Dievler,#+ 75,     Independent               98            None
P.O. Box 167,               consultant.  Until
Spring Lake, NJ 07762       December 1994 he was
(23)                        Senior Vice President
                            of ACMC responsible for
                            mutual fund
                            administration. Prior to
                            joining ACMC in 1984
                            he was Chief Financial
                            Officer of Eberstadt
                            Asset Management
                            since 1968. Prior to
                            that he was a
                            Senior Manager at Price
                            Waterhouse & Co. Member
                            of American Institute of
                            Certified Public Accountants
                            since 1953.

John H. Dobkin,#+ 62,       Consultant.  Formerly     96            None
P.O. Box 12,                President of Save
Annandale, NY 12504 (12)    Venice, Inc.
                            (preservation organization)
                            from 2001-2002, Senior
                            Advisor from June
                            1999 - June 2000 and
                            President of Historic
                            Hudson Valley (historic
                            preservation) from
                            December 1989 -
                            May 1999. Previously,
                            Director of the
                            National Academy of
                            Design and during
                            1988-1992, Director and
                            Chairman of  the Audit
                            Committee of ACMC.

Donald J. Robinson, #+ 70,  Senior Counsel to         95            None
98 Hell's Peak Road,        the law firm of
Weston, VT 05161 (8)        Orrick, Herrington
                            & Sutcliffe LLP since
                            prior to 1999.
                            Formerly a senior partner
                            and a member of the
                            Executive Committee of
                            that firm. He was also
                            a member and Chairman
                            of the Municipal Securities
                            Rulemaking Board and a
                            Trustee of the Museum
                            of the City of New York.
--------
*    There is no stated term of office for the Fund's Directors.
**    Ms. Block is currently a disinterested director. Prior to
      October 21, 2004 Ms. Block owned 116 American Depository
      Shares of AXA , which is a controlling person of the Fund's
      Adviser, with a valuation as of December 31, 2003 of $2,396
      (constituting less than 0.01% of the American Depository
      Shares). Ms. Block received these shares over ten years ago as a result of the demutualization of The Equitable Life
      Assurance Society of the United States. During the time Ms.
      Block owned these shares, she was an "interested person" of the Adviser under the 1940 Act and would not have been a
      "disinterested director."
#    Member of the Audit Committee.
+    Member of the Nominating Committee.


          The Fund's Board of Directors has two standing committees of the Board -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met three times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies or newly created positions on the Board of Directors. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.


          The Nominating Committee has a charter and, pursuant to the charter, the Nominating Committee will consider candidates for nomination as a director submitted by a shareholder or group of shareholders who have owned at least 5% of the Fund's common stock for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the Fund will make a public notice specifying the deadline for the submission. The Fund will make the public notice at least 30 days prior to the deadline for the submission, which is expected to be approximately 120 days prior to the anticipated date of the proxy statement for the annual meeting. The Fund may make the public notice in a shareholder report or other mailing to shareholders or by other means deemed by the Nominating Committee or the Board to be reasonably calculated to inform shareholders.

          Shareholders submitting a candidate for consideration by the Nominating Committee must provide the following information to the Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

          The Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

          The Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Nominating Committee will not consider self-nominated candidates. The Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund, the candidate's ability to qualify as a disinterested Director and such other criteria as the Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

          In approving the most recent annual continuance of the Fund's Management Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The principal areas of review by the Directors were the nature and quality of the services provided by the Manager and the reasonableness of the fees charged for those services. These matters were considered by the disinterested directors meeting separately from the full Board with experienced counsel that is independent of the Manager.

          The Directors' evaluation of the quality of the Manager's services took into account their knowledge and experience gained through meetings with and reports of the Manager's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund, as well as senior management's attention to any portfolio management issues, were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Directors also considered the scope and quality of the in-house research capability of the Manager and other resources dedicated to performing its services. The quality of administrative and other services, including the Manager's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent registered public accounting firm in periodic meetings with the Fund's Audit Committee.

          In reviewing the fees payable under the Management Agreement, the Directors compared the fees and overall expense levels of the Fund to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Manager and information compiled by an independent data service. The Directors also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Manager. The Directors considered information provided by the Manager concerning the Manager's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Directors took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the Manager, such as the engagement of affiliates of the Manager to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Manager by reason of brokerage commissions generated by the Fund's securities transactions, and that the Management Agreement provides that the Fund reimburses the Manager for the cost of providing certain administrative services. In evaluating the Fund's management fees, the Directors also took into account the demands, complexity and quality of the investment management of the Fund.

          The Directors also considered the business reputation of the Manager and its financial resources. The Directors evaluated the procedures and systems adopted by the Manager that are designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Directors also considered information concerning policies and procedures of the Manager with respect to the execution of portfolio transactions.

          No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Management Agreement. Rather, the Directors concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to continue its Management Agreement without modification to its terms, including the fees charged for services thereunder.

          The dollar range of the Fund's securities owned by each Director and the aggregate dollar range of securities owned in all of the registered investment companies to which the Manager provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.


                                                       AGGREGATE DOLLAR
                          DOLLAR RANGE                 RANGE OF EQUITY
                          OF EQUITY                    SECURITIES IN THE
                          SECURITIES IN                ALLIANCEBERNSTEIN FUND
                          THE FUND AS OF               COMPLEX AS OF
                          DECEMBER 31, 2003            DECEMBER 31, 2003
                          -----------------            -----------------

Ruth Block                  $50,001-$100,000            Over $100,000
David H. Dievler            Over $100,000               Over $100,000
John H. Dobkin              None                        Over $100,000
William H. Foulk, Jr.       $1-$10,000                  Over $100,000
Donald J. Robinson          None                        Over $100,000

Officer Information
-------------------

          Certain information concerning the Fund's officers is set forth below.

NAME AND ADDRESS,*                POSITION(S) HELD     PRINCIPAL OCCUPATION
AND (AGE)                         WITH FUND            DURING PAST 5 YEARS
-------------------               -----------------    -------------------

Marc O. Mayer, (47)               President and Chief  Executive Vice President
                                  Executive Officer    of ACMC** since 2001;
                                                       prior thereto, Chief
                                                       Executive Officer of
                                                       Sanford C. Bernstein &
                                                       Co. ("SCB & Co.") and
                                                       its predecessor since
                                                       prior to 1999.

Philip L. Kirstein, (59)          Senior Vice          Senior Vice President
                                  President and        and Independent
                                  Independent          Compliance Officer -
                                  Compliance Officer   Mutual Funds of ACMC,**
                                                       with which he has been
                                                       associated since October
                                                       2004. Prior thereto, he
                                                       was Counsel of
                                                       Kirkpatrick & Lockhart,
                                                       LLP from 2003 to October
                                                       2004, and General
                                                       Counsel and First Vice
                                                       President of Merrill
                                                       Lynch Investment Managers
                                                       since prior to 1999.

Thomas J. Bardong, (59)           Vice President       Senior Vice President of
                                                       ACMC,** with which he
                                                       has been associated
                                                       since prior to 1999.

John L. Blundin, (62)             Vice President       Executive Vice President
                                                       of ACMC,** with which he
                                                       has been associated
                                                       since prior to 1999.

Alan E. Levi, (55)                Vice President       Senior Vice President of
                                                       ACMC,** with which he has
                                                       been associated since
                                                       1999.

Catherine Wood, (48)              Vice President       Senior Vice President of
                                                       ACMC,** and Chief
                                                       Investment Officer,
                                                       Regent Investor
                                                       Services, a division of
                                                       Alliance Capital since
                                                       2001.  Previously she
                                                       was a General Partner,
                                                       co-managing global
                                                       equity-oriented
                                                       portfolios at Tupelo
                                                       Capital Management since
                                                       prior to 1999.

Mark R. Manley, (42)              Secretary            Senior Vice President,
                                                       Deputy General Counsel
                                                       and Chief Compliance
                                                       Officer of ACMC,** with
                                                       which he has been
                                                       associated since prior
                                                       to 1999.

Andrew L. Gangolf, (50)           Assistant Secretary  Senior Vice President
                                                       and Assistant General
                                                       Counsel of
                                                       AllianceBernstein
                                                       Investment Research and
                                                       Management, Inc.
                                                       ("ABIRM"),** with which
                                                       he has been associated
                                                       since prior to 1999.

Mark D. Gersten, (54)             Treasurer and Chief  Senior Vice President of
                                  Financial Officer    AGIS** and Vice President
                                                       of ABIRM,** with which
                                                       he has been  associated
                                                       since prior to 1999.

Vincent S. Noto, (39)             Controller           Vice President of
                                                       AGIS,** with which he
                                                       has been associated
                                                       since prior to 1999.

--------
*    The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**   ACMC, ABIRM, and AGIS are affiliates of the Fund.

          The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended July 31, 2004, the aggregate compensation paid to each of the Directors during calendar year 2003 by the AllianceBernstein Fund Complex and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                                   Total
                                                     Total         Number
                                                     Number of     of
                                                     Investment    Investment
                                                     Companies     Portfolios
                                                     in the        within the
                                                     Alliance-     Alliance-
                                                     Bernstein     Bernstein
                                                     Fund          Fund
                                       Total         Complex       Complex
                                       Compensation  Including     Including
                                       from the      the Fund,     the Fund,
                                       Alliance-     as to         as to
                        Aggregate      Bernstein     which the     which the
                        Compensation   Complex,      Director is   Director
Name of Director        Fund           Including     a Director    is a Director
of the Fund             the Fund       the Fund      or Trustee    or Trustee
-----------             --------       --------      ----------    ----------

Ruth Block              $2,968         $205,550      41             94
David H. Dievler        $5,734         $264,400      45             98
John H. Dobkin          $5,614         $234,550      43             96
William H. Foulk, Jr.   $4,275         $248,650      49            113
Donald J. Robinson      $2,982         $205,347      41             95


          As of October 8, 2004, the Directors and officers of the Fund as a group owned 5.73% of the Advisor Class shares of the Fund and less than 1% of the shares of any other class of the Fund.

-----------------------------------------------------------------

                       EXPENSES OF THE FUND

-----------------------------------------------------------------

Distribution Services Agreement
-------------------------------

          The Fund has entered into a Distribution Services Agreement (the "Agreement") with ABIRM, the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Funds shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class A, Class B and Class C shares in accordance with a plan of distribution that is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan").

          During the Fund's fiscal year ended July 31, 2004, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $1,421,414 which constituted .22% annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Manager made payments from its own resources as described above aggregating $850,808. Of the $2,272,222 paid by the Fund and the Manager under the Rule 12b-1 Plan with respect to the Class A shares, $4,044 was spent on advertising, $22,254 on the printing and mailing of prospectuses for persons other than current shareholders, $1,688,183 for compensation to broker-dealers and other financial intermediaries (including, $332,910 to the Fund's Principal Underwriter), $216,590 for compensation to sales personnel, and $341,151 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.


          During the Fund's fiscal year ended July 31, 2004, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $757,902, which constituted 1.00% annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Manager made payments from its own resources as described above aggregating $0. Of the $757,902 paid by the Fund and the Manager under the Rule 12b-1 Plan with respect to the Class B shares, $778 was spent on advertising, $2,424 on the printing and mailing of prospectuses for persons other than current shareholders, $583,109 for compensation to broker-dealers and other financial intermediaries (including, $56,918 to the Fund's Principal Underwriter), $36,371 for compensation to sales personnel, $56,975 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $46,258 was spent on interest on Class B shares financing and $31,987 was used to offset the distribution service fee paid in prior years.


          During the Fund's fiscal year ended July 31, 2004, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $239,756, which constituted 1.00% annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Manager made payments from its own resources as described above aggregating $141,037. Of the $380,793 paid by the Fund and the Manager under the Rule 12b-1 Plan with respect to the Class C shares, $544 was spent on advertising, $1,414 on the printing and mailing of prospectuses for persons other than current shareholders, $304,259 for compensation to broker-dealers and other financial intermediaries (including, $43,778 to the Fund's Principal Underwriter), $30,068 for compensation to sales personnel, $42,849 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $1,659 was spent on interest on Class C shares financing.


          Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge ("CDSC") and distribution services fee on the Class B shares and Class C shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and distribution services fee provide for the financing of the distribution of the relevant class of the Fund's shares.

          With respect to Class A shares of the Fund, distribution expenses accrued by ABIRM in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. ABIRM's compensation with respect to Class B and Class C shares under the Rule 12b-1 Plan is directly tied to the expenses incurred by ABIRM. Actual distribution expenses for Class B and Class C shares for any given year, however, will probably exceed the distribution services fee payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments received from CDSCs. The excess will be carried forward by ABIRM and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.


          Unreimbursed distribution expenses incurred as of the end of the Fund's fiscal year ended July 31, 2004 and carried over for reimbursement in future years in respect of the Class B and Class C shares for the Fund were, respectively, $7,000,612 (9.39% of the net assets of Class B) and $2,043,319 (7.85% of the net assets of Class C).

          The Rule 12b-1 Plan is in compliance with rules of the National Association of Securities Dealers, Inc. ("NASD") that effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to ..75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

          In approving the Rule 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

          The Manager may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission (the "Commission") make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

          The Agreement continues in effect so long as such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or "interested persons," as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. Most recently, continuance of the Agreement was approved for an additional annual term by a vote, cast in person, of the Directors, including a majority of the Directors who are not "interested persons", as defined in the 1940 Act, at their meeting held on June 15-17, 2004.

          In the event that the Rule 12b-1 Plan is terminated by either party or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

Transfer Agency Agreement
-------------------------

          AGIS, an indirect wholly-owned subsidiary of the Manager located at 8000 IH 10 W, 4th Floor, San Antonio, Texas 78230, receives a transfer agency fee per account holder of each of the Class A, Class B, Class C and Advisor Class shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B and Class C shares is higher than the transfer agency costs with respect to the Class A and Advisor Class shares, reflecting the additional costs associated with the Class B and Class C CDSCs. For the fiscal year ended July 31, 2004, the Fund paid AGIS $1,343,989 pursuant to the Transfer Agency Agreement.


          AGIS acts as the transfer agent for the Fund. AGIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

          Many Fund shares are owned by selected broker-dealers, agents, financial intermediaries or other financial representatives ("financial intermediaries") for the benefit of their customers. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The Fund, ABIRM and/or Alliance pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Fund, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.20% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Fund, they are included in the Fund's Prospectus in the Fund expense tables under "Fees and Expenses of the Funds." In addition, financial intermediaries may be affiliates of entities that receive compensation from Alliance or ABIRM for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

          Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

          The Fund, the Manager and the Principal Underwriter have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

          The Fund has adopted the Manager's proxy voting policies and procedures. The Manager's proxy voting policies and procedures are attached as Appendix A.

          Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 227-4618; or on or through the Fund's website at www.AllianceBernstein.com; or both; and (2) on the Commission's website at www.sec.gov.

-----------------------------------------------------------------

                        PURCHASE OF SHARES

-----------------------------------------------------------------

          The following information supplements that set forth in the Fund's Prospectus under the heading "Investing in the Funds."

General
-------

          Shares of the Fund are offered on a continuous basis at a price equal to their net asset value ("NAV") plus an initial sales charge at the time of purchase ("Class A shares"), with a CDSC ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC ("Class C shares"), or, to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. All of the classes of shares of the Fund, except the Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the NASD and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents") and (iii) the Principal Underwriter.


          Investors may purchase shares of the Fund either through financial intermediaries or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through the financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling different classes of shares.

          In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

          The Fund's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

          Risks Associated With Excessive Or Short-term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

          Significant investments in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

          Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Investments in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds may be adversely affected by price arbitrage trading strategies.

          Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Fund will seek to prevent such practices to the extent they are detected by the procedures described below. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

          Transaction Surveillance Procedures. The Fund, through its agents, ABIRM and AGIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

          Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

          Applications of Surveillance Procedures and
Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply its surveillance procedures to these omnibus account arrangements. If a financial intermediary does not have the capabilities, or declines, to provide individual account level detail to the Fund, the Fund will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Fund will notify the financial intermediary and request that the financial intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Fund will continue to monitor the turnover attributable to a financial intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

          Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in the Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

          Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.


          The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If the Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

          The public offering price of shares of the Fund is their NAV, plus, in the case of Class A shares, a sales charge. On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the NAV is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.


          The respective NAVs of the various classes of shares of the Fund are expected to be substantially the same. However, the NAVs of the Class B and Class C shares will generally be slightly lower than the NAVs of the Class A and Advisor Class shares, as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.


          The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's NAV. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.


          Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 4:00 p.m. Eastern time on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 4:00 p.m. Eastern time are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

          Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience, and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized financial intermediary. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

          Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or CDSC when applicable) and Class B and Class C shares bear the expense of the CDSC, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than that borne by Class A shares, and Advisor Class shares do not bear such a fee,
(iii) Class B shares and Class C shares bear higher transfer agency costs than those borne by Class A shares and Advisor Class shares, (iv) Class B and Advisor Class shares are subject to a conversion feature and will convert to Class A shares under certain circumstances and (v) each of Class A, Class B and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B shareholders and the Advisor Class shareholders because the Class B and Advisor Class shares convert to Class A shares under certain circumstances and the Class A, Class B, and Advisor Class shareholders will vote separately by class. Each class has different exchange privileges and certain different shareholder service options available.

          The Directors of the Fund have determined that currently no conflict of interest exists between or among the classes of shares of the Fund. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Purchase Arrangements
---------------------------------

          Classes A, B and C Shares. Class A, Class B and Class C shares have the following alternative purchase arrangements:
Class A shares are generally offered with an initial sales charge, Class B shares are generally offered with a CDSC and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund. See "Alternative Purchase Arrangements - Group Retirement Plans" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and CDSC on Class B shares prior to conversion, or the accumulated distribution services fee and CDSC on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain group retirement plans) for more than $100,000 for Class B shares (see "Alternative Purchase Arrangements - Group Retirement Plans"). Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at NAV. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

          Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

          Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

          Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares.

          During the Fund's fiscal year ended July 31, 2004, the fiscal period ended July 31, 2003 and the fiscal years ended November 30, 2002 and 2001, the aggregate amount of underwriting commission payable with respect to shares of the Fund were $555,613, $145,376, $156,242 and $474,956, respectively. Of that amount, the Principal Underwriter received the amounts of $28,688, $6,920, $7,066 and $47,934, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was, accordingly, retained by the Principal Underwriter). During the Fund's fiscal year ended July 31, 2004, the fiscal period ended July 31, 2003 and the fiscal years ended November 30, 2002 and 2001, the Principal Underwriter received CDSCs of $31,569, $1,691, $8,159 and $34,843, respectively, on Class A shares, $131,039, $64,829, $77,973 and $110,155, respectively, on Class B shares, and $8,665, $1,027, $1,396 and $2,702, respectively, on
Class C shares.


          Class A Shares. The public offering price of Class A shares is the NAV plus a sales charge, as set forth below.

                           Sales Charge
                           ------------

                                                              Discount or
                                               As % of        Commission to
                                  As % of Net  the Public     Dealers or Agents
                                  Amount       Offering       of up to % of
Amount of Purchase                Invested     Price          Offering Price
------------------                --------     -----          --------------

Up to
$100,000......................     4.44%        4.25%          4.00%
$100,000 up to $250,000.......     3.36         3.25           3.00
$250,000 up to
 $500,000.....................     2.30         2.25           2.00
$500,000 up to $1,000,000*....     1.78         1.75           1.50

--------
* There is no initial sales charge on transactions of $1,000,000 or more.

          All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under "--Contingent Deferred Sales Charge."


          No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC or (iii) upon the automatic conversion of Class B shares or Advisor Class shares as described below under "Class B Shares-Conversion Feature" and "--Conversion of Advisor Class Shares to Class A Shares." The Fund receives the entire NAV of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

          In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

          Class A Shares - Sales at NAV. The Fund may sell its
Class A shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:


          (i) investment management clients of the Manager or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein
               Institutional Investment Management division;

          (ii) present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Manager, the Principal Underwriter, AGIS and their affiliates or the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

         (iii) officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person;

          (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services; and

          (v) certain retirement plan accounts as described under "Alternative Purchase Arrangements-Group
               Retirement Plans."


          Class B Shares. Investors may purchase Class B shares at the public offering price equal to the NAV per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.



          Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion occurs on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of the shares.

          For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

          The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

          Class C Shares. Investors may purchase Class C shares at the public offering price equal to the NAV per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.



          Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. Class A share purchases of $1,000,000 or more and Class C shares that are redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

          To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the NAV per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase as set forth below).

          For Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                                         Contingent Deferred Sales Charge
                                         for the Fund as a % of Dollar
      Years Since Purchase               Amount Subject to Charge
      --------------------               ------------------------

         First                                      4.0%
         Second                                     3.0%
         Third                                      2.0%
         Fourth                                     1.0%
         Fifth and thereafter                       None

          In determining the CDSC applicable to a redemption of Class B and Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder.

          Proceeds from the CDSC are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Fund shares, such as the payment of compensation to selected dealers and agents for selling Fund shares. The combination of the CDSC and the distribution services fee enables the Fund to sell shares without a sales charge being deducted at the time of purchase.

          The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder,
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs--Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, (vi) for Class C shares, sold through programs offered by financial intermediaries and approved by ABIRM where such programs offer only shares which are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for the Fund, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares or (vii) for permitted exchanges of shares.


          Advisor Class Shares. Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary,
(iii) by the categories of investors described in clauses (i) through (iv) under "--Sales at NAV" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares), or (iv) by directors and present or retired full-time employees of CB Richard Ellis, Inc. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by the Principal Underwriter for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class B or Class C shares.


          Conversion of Advisor Class Shares to Class A Shares. Advisor Class shares may be held solely through the fee-based program accounts, employee benefit plans, qualified state tuition programs and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares -- Advisor Class Shares" and by investment advisory clients of, and by certain other persons associated with, the Manager and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares -- Advisor Class Shares " or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Prospectus and this SAI (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAVs of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee. Advisor Class shares do not have any distribution services fee. As a result, Class A shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower NAV than Advisor Class shares.

          The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his Advisor Class shares, which would constitute a taxable event under federal income tax law.

Alternative Purchase Arrangements - Group Retirement Plans
----------------------------------------------------------

          The Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of the Fund. In order to enable participants investing through group retirement plans to purchase shares of the Fund, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A, Class B and Class C CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

          Class A Shares. Class A shares are available at NAV to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees. ABIRM measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not initially eligible for Class A shares meets the asset level or number of employees required for Class A eligibility, ABIRM may not initially fill orders with Class A shares if an order is received prior to its monthly measurement of assets and employees. If the plan terminates the Fund as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1%, 1-year CDSC on redemption. Class A shares are also available at NAV to group retirement plans with plan assets of $1 million or more. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to the Fund's distribution service plan.

          Class B Shares. Class B shares are generally not available for purchase by group retirement plans. However, Class B shares may continue to be purchased by group retirement plans that have already selected Class B shares as an investment alternative under their plan prior to September 2, 2003.

          Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan assets of less than $1 million.


          Choosing a Class of Shares for Group Retirement Plans. As noted, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from the Fund's share class eligibility criteria before determining whether to invest. For example, the Fund makes its Class A shares available at NAV to group retirement plans with plan assets of $1 million or more. In addition, under certain circumstances described above, the 1%, 1-year CDSC may be waived. In addition, as described above, while Class B shares are generally not available to group retirement plans, Class B shares are available for continuing contributions from plans that have already selected Class B shares as an investment option under their plans prior to September 2, 2003. Plan fiduciaries should weigh the fact that Class B shares will convert to Class A shares after a period of time against the fact that Class A shares have lower expenses, and therefore higher returns, than Class B shares, before determining which class to make available to its plan participants.

Sales Charge Reduction Programs
-------------------------------

          The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, the Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction. If the Fund is not notified that that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder's account.


          Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of the Fund into a single "purchase". By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". A "purchase" means a single or concurrent purchases of shares of the Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by (i) an individual, his or her spouse, or the individual's children under the age of 21 years purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts; (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

          Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein All-Asia Investment Fund, Inc. AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
  -U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Corporate Bond Portfolio
  -AllianceBernstein Quality Bond Portfolio
  -AllianceBernstein U.S. Government Portfolio
AllianceBernstein Cap Fund, Inc.
  -AllianceBernstein Small Cap Growth Portfolio AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Exchange Reserves
AllianceBernstein Focused Growth & Income Fund, Inc.* AllianceBernstein Global Health Care Fund, Inc.* AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc. AllianceBernstein Global Technology Fund, Inc.* AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Greater China '97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein High Yield Fund, Inc.
AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Large Cap Growth Fund, Inc.* AllianceBernstein Mid-Cap Growth Fund, Inc.
AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
AllianceBernstein Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
AllianceBernstein Municipal Trust
AllianceBernstein New Europe Fund, Inc.
AllianceBernstein Premier Growth Fund, Inc.
AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc.
  -Biotechnology Portfolio
  -Premier Portfolio
  -Technology Portfolio
AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small Cap Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
AllianceBernstein Worldwide Privatization Fund, Inc.
The AllianceBernstein Portfolios
  -AllianceBernstein Balanced Wealth Strategy
  -AllianceBernstein Growth Fund
  -AllianceBernstein Tax-Managed Balanced Wealth Strategy -AllianceBernstein Tax-Managed Wealth Appreciation Strategy -AllianceBernstein Tax-Managed Wealth Preservation Strategy -AllianceBernstein Wealth Appreciation Strategy -AllianceBernstein Wealth Preservation Strategy
Sanford C. Bernstein Fund, Inc.
  -AllianceBernstein Intermediate California
   Municipal Portfolio
  -AllianceBernstein Intermediate Diversified
   Municipal Portfolio
  -AllianceBernstein Intermediate New York Municipal Portfolio -AllianceBernstein International Portfolio
  -AllianceBernstein Short Duration Portfolio
  -AllianceBernstein Tax-Managed International Portfolio

--------
*Prior to December 15, 2004, AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Health Care Fund, Inc., AllianceBernstein Global Technology Fund, Inc. and AllianceBernstein Large Cap Growth Fund, Inc. will continue to be known as AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein Health Care Fund, Inc., AllianceBernstein Technology Fund, Inc. and AllianceBernstein Premier Growth Fund, Inc., respectively.

          Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting AGIS at the address or the "For Literature" telephone number shown on the front cover of this SAI.

          Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of the Fund may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

          (i)  the investor's current purchase;

          (ii) the NAV (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares of any other
               AllianceBernstein Mutual Fund held by the investor; and

         (iii) the NAV of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).


          For example, if an investor owned shares of an AllianceBernstein Mutual Fund worth $200,000 at their then current NAV and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the sales charge for the $100,000 purchase would be the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.


          Letter of Intent. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Letter of Intent, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in shares of any AllianceBernstein Mutual Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of shares of the Fund or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs a Letter of Intent, in which case the 13-month period during which the Letter of Intent is in effect will begin on the date of that earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.


          Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).


          The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.


          Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of the Fund can obtain a form of Letter of Intent by contacting AGIS at the address or telephone numbers shown on the cover of this SAI.


          Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of the Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date, and (ii) for Class B shares, a CDSC has been paid and the Principal Underwriter has approved, at its discretion, the reinstatement of such shares. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this SAI.


          Dividend Reinvestment Program. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund pursuant to the Fund's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to participate in the Dividend Reinvestment Program.

          In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks. Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

          General. Any shareholder who owns or purchases shares of the Fund having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70-1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

          Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class B and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

          Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares -- General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

          Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application, while current Fund shareholders desiring to do so can obtain an application form by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

          CDSC Waiver for Class B Shares and Class C Shares.
Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any CDSC.

          Class B shares that are not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable CDSC.

          With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisors and Their Firms
----------------------------------------------

          Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

          In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABIRM to financial intermediaries selling Class A shares. ABIRM may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

          In the case of Class B shares, ABIRM will pay, at the time of your purchase, a commission to financial intermediaries selling Class B Shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

          In the case of Class C shares, ABIRM will pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

          In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABIRM may pay a portion of "ticket" or other transactional charges.

          Your financial advisor's firm receives compensation from the Fund, ABIRM and/or Alliance in several ways from various sources, which include some or all of the following:

     o    upfront sales commissions

     o    12b-1 fees

     o    additional distribution support

     o    defrayal of costs for educational seminars and training

     o payments related to providing shareholder record-keeping and/or transfer agency services

          Please read the Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
----------------------------------------------------------------

          In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," in the Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABIRM, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and
(b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

          For 2004, ABIRM's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $20 million. In 2003, ABIRM paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19 million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

          A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABIRM access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABIRM's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

          The Fund and ABIRM also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Expenses of the Fund - Transfer Agency Agreement" above. These expenses paid by the Fund are included in "Other Expenses" under "Fees and Expenses of the Funds - Annual Operating Expenses" in the Prospectus.

          If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

          Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, Alliance, ABIRM and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

          ABIRM anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

     A.G. Edwards
     AIG SunAmerica
     American Express Financial Advisors
     AXA Advisors
     Banc of America
     Bank One Securities Corp.
     Charles Schwab
     Chase Investment Services
     Citicorp Investment Services
     Citigroup Global Markets
     Commonwealth Financial
     ING Advisors Network
     Legg Mason
     Linsco Private Ledger
     Merrill Lynch
     Morgan Stanley
     National Financial
     NPH Holdings
     Oppenheimer
     Piper Jaffray
     Raymond James
     RBC Dain Rauscher
     Securities America
     UBS Financial
     Wachovia Securities
     Wells Fargo
     WM Financial

          Although the Fund may use brokers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers to effect portfolio transactions.

-----------------------------------------------------------------

               REDEMPTION AND REPURCHASE OF SHARES

-----------------------------------------------------------------

          The following information supplements that set forth in the Fund's Prospectus under the heading "Investing in the Funds." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.

Redemption
----------

          Subject only to the limitations described below, the Fund's Charter requires that the Fund redeems the shares tendered to it, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A, Class B or Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

          The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

          Payment of the redemption price normally will be made in cash. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

          To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be Medallion Signature Guaranteed.

          To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

          Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Subscription Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from AGIS. A telephone redemption request by electronic funds transfer may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.


          Telephone Redemption By Check. Each Fund shareholder is eligible to request redemption by check of Fund shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AGIS or by checking the appropriate box on the Subscription Application.


          Telephone Redemptions - General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Fund, the Manager, the Principal Underwriter nor AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

Repurchase
----------

          The Fund may repurchase shares through the Principal Underwriter or financial intermediaries. The repurchase price will be the NAV next determined after the Principal Underwriter receives the request (less the CDSC, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the NAV determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's
NAV). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the CDSC, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above with respect to financial intermediaries is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General
-------

          The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

-----------------------------------------------------------------

                       SHAREHOLDER SERVICES

-----------------------------------------------------------------

          The following information supplements that set forth in the Fund's Prospectus under the heading "Investing in the Funds." The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein.

Automatic Investment Program
----------------------------

          Investors may purchase shares of the Fund through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application. Current shareholders should contact AGIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

Exchange Privilege
------------------

          You may exchange your investment in the Fund for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Manager) if the other AllianceBernstein Mutual Fund in which you wish to invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Manager, (ii) present Directors or Trustees of any AllianceBernstein Mutual Fund and (iii) certain employee benefit plans for employees of the Manager, the Principal Underwriter, AGIS and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AGIS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's NAV.

          Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the AllianceBernstein Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

          Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call AGIS at (800) 221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted or terminated on 60 days' written notice.

          All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus or
(ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.


          Each Fund shareholder and the shareholder's financial intermediary are authorized to make telephone requests for exchanges unless AGIS, receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

          Eligible shareholders desiring to make an exchange should telephone AGIS with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI.

          A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

          None of the AllianceBernstein Mutual Funds, the Manager, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

          The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to modify, restrict or terminate the exchange privilege.

Statements and Reports
----------------------

          Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, as well as a confirmation of each purchase and redemption. By contacting his or her broker or AGIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

-----------------------------------------------------------------

                         NET ASSET VALUE

-----------------------------------------------------------------

          The NAV is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's NAV is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

          In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board of Directors (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Manager, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies.

          With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

          (a) securities listed on the Exchange or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

          (b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in accordance with paragraph (a) above, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price;

          (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

          (d) listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

          (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

          (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

          (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

          (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Manager has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker/dealer in such security;

          (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker/dealer quotes are obtained, the Manager may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

          (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security; and

          (k) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.


          The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

          The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

          Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing the Fund's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.



          The Fund may suspend the determination of its NAV (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.


          For purposes of determining the Fund's NAV per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.


          The assets attributable to the Class A shares, Class B shares, Class C shares and Advisor Class shares will be invested together in a single portfolio. The NAV of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

-----------------------------------------------------------------

                DIVIDENDS, DISTRIBUTIONS AND TAXES

-----------------------------------------------------------------

          Dividends paid by the Fund, if any, with respect to Class A, Class B, Class C and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fee applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

          The Prospectus describes generally the tax treatment of dividends and distributions by the Fund. This section of the SAI includes additional information concerning federal taxes.

United States Federal Income Taxation of
Dividends and Distributions
---------------------------

General
-------

          The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies).

          If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its investment company taxable income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

          The Fund will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to shareholders equal to the sum of (i) 98% of its ordinary income for such year,
(ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of such year, and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund during such year. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be treated as if paid by the Fund on December 31 of such earlier calendar year, and will be taxable to these shareholders in the year declared, and not in the year in which the shareholders actually receive the dividend.

          The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies to be taxed as a regulated investment company. An investor should consult his or her own tax advisor with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to his or her own particular situation and the possible effects of changes therein.

Dividends and Distributions
---------------------------

          The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income and excise taxes. Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. The investment objective of the Fund is such that only a small portion, if any, of the Fund's distributions is expected to qualify for the dividends-received deduction for corporate shareholders.

          Some or all of the distributions from the Fund may be treated as "qualified dividend income," taxable to individuals, trusts and estates at a maximum rate of 15% (5% for individuals, trusts and estates in lower tax brackets), provided that both the Fund and the shareholder satisfy certain holding period and other requirements. A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the shareholder must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of the 15% tax rate. To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates. The Fund will notify shareholders as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that the shareholder also satisfies the holding period requirements.


          Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the NAV of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

          After the end of the calendar year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

          Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss if the Fund shares are held as a capital asset, and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

          Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a reacquisition if made within the period. If a loss is disallowed, then such loss will be reflected in an upward adjustment to the basis of the shares acquired.

          Qualified Plans. A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, section 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

          Backup Withholding. Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax (currently at a rate of 28%) if such shareholder fails to provide the Fund with his or her correct taxpayer identification number, fails to make certain required certifications, or is notified by the Internal Revenue Service (the "IRS") that he or she is subject to backup withholding. Certain categories of shareholders, including all corporations, are exempt from such backup withholding. Backup withholding is not an additional tax; rather, a shareholder generally may obtain a refund of any amounts withheld under backup withholding rules that exceed such shareholder's income tax liability by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

          Foreign Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

United States Federal Income Taxation of the Fund
-------------------------------------------------

          The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

          Options, Futures Contracts and Warrants. Regulated futures contracts and certain listed options are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

          With respect to put and call equity options, gain or loss realized by the Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by the Fund will be treated as short-term capital gain or loss. In general, if the Fund exercises an option, or if an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option. Warrants which are invested in by the Fund will generally be treated in the same manner for federal income tax purposes as options held by the Fund.

Other Taxes
-----------

          The Fund may be subject to other state and local taxes.

Taxation of Foreign Stockholders
--------------------------------

          The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of receipt of income from the Fund.

-----------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS

-----------------------------------------------------------------

          It is the policy of the Fund to place portfolio transactions where the Manager believes it can obtain the most favorable price and execution and to deal directly with a principal market maker in connection with over-the-counter transactions. To obtain best execution means primarily to obtain the most favorable net price but also includes such factors as confidential treatment, good clearance facilities, promptness, reliability, knowledge of a particular market, appropriate capitalization and proven ability to handle the particular type of transaction involved. When this primary consideration is met, the Manager may place the Fund's brokerage business with brokers partly on the basis of other factors such as the furnishing of supplemental research and other services deemed to be of value in managing the Fund.

          Investment decisions for the Fund are made independently from those of other investment companies which are also managed by the Manager, and those of private accounts advised by the Manager. When these entities and accounts are simultaneously engaged in the purchase or sale of the same securities, the transactions are averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

          In connection with seeking best price and execution, the Fund does not consider sales of shares of the Fund or other investment companies managed by the Manager as a factor in the selection of broker-dealers to effect portfolio transactions.

          The Management Agreement authorizes the Manager, subject to review by the Board of Directors, to place orders with brokers in return for supplemental research and other services and for special execution services of benefit to the Fund, even though the rates at which such orders may be executed are higher than those charged for execution only. These various services may also be useful to the Manager in connection with its services to other clients and not all such services may be used in connection with the Fund.

          The Fund may from time to time place orders for the purchase or sale of securities with SCB & Co. or Advest Inc. ("Advest"), each an affiliate of the Manager. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. or Advest is an affiliate of the Manager. With respect to orders placed with SCB & Co. or Advest for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.


          During the fiscal year ended July 31, 2004, the fiscal period ended July 31, 2003 and the fiscal years ended November 30, 2002 and 2001, the Fund incurred brokerage commissions amounting in the aggregate to $4,965,887, $1,741,418, $4,915,112 and $4,015,858. The decrease in brokerage commissions incurred by the Fund between fiscal year ended 2002 and the fiscal period ended July 31, 2003 and the increase in brokerage commissions incurred by the Fund between the fiscal period ended July 31, 2003 and the fiscal year ended July 31, 2004 was primarily the result of a change in the Fund's fiscal year end. During the fiscal year ended July 31, 2004, the fiscal period ended July 31, 2003 and the fiscal years ended November 30, 2002 and 2001, brokerage commissions amounting in the aggregate to $36,562, $35,875, $58,170 and $148,642, respectively, were paid to SCB & Co. During the fiscal year ended July 31, 2004, the brokerage commissions paid to SCB & Co. constituted .74% of the Fund's aggregate brokerage commissions. During the fiscal year ended July 31, 2004, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, .69% were effected through SCB & Co. During the fiscal year ended July 31, 2004, transactions in the portfolio securities of the Fund aggregated $2,103,346,016. Brokerage commissions of approximately $1,895,070 were allocated to persons or firms supplying research services to the Fund or the Manager.


Disclosure of Portfolio Holdings
--------------------------------

          The Fund believes that the ideas of Alliance's investment staff should benefit the Fund and its shareholders, and does not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or using Fund information for stock picking. However, the Fund also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

          Alliance has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. The policies and procedures relating to disclosure of the Fund's portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the Fund's operation or useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis.

          The Fund includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Alliance posts portfolio holdings information on Alliance's website (www.AllianceBernstein.com). Alliance posts on the website a complete schedule of the Fund's portfolio securities, as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by the Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by the Fund's holdings. In addition to the schedule of portfolio holdings, Alliance may post information about the number of securities the Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the Fund's investments by country, sector and industry, as applicable approximately 20 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

          Alliance may distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to Alliance's employees and affiliates that provide services to the Fund. In addition, Alliance may distribute or authorize distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Fund, to facilitate the review of the Fund by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. Alliance does not expect to disclose information about the Fund's portfolio holdings that is not publicly available to the Fund's individual or institutional investors or to intermediaries that distribute the Fund's shares. Information may be disclosed with any frequency and any lag, as appropriate.

          Before any non-public disclosure of information about the Fund's portfolio holdings is permitted, however, Alliance's Mutual Fund Compliance Director must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may Alliance or its affiliates receive any consideration or compensation for disclosing the information.

          Alliance has established procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies. Only Alliance's Mutual Fund Compliance Director (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in Alliance's product management group determines that the disclosure serves a legitimate business purpose of the Fund and is in the best interest of the Fund's shareholders. Alliance's Mutual Fund Compliance Director (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Fund and its shareholders and the interests of Alliance or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by Alliance's Mutual Fund Compliance Director (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. Alliance reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with Alliance's policy and any applicable confidentiality agreement. Alliance's Mutual Fund Compliance Director or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Fund's Board of Directors on a quarterly basis. If the Board determines that disclosure was inappropriate, Alliance will promptly terminate the disclosure arrangement.

          In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Fund's portfolio holdings: (i) the Fund's independent registered public accounting firm, for use in providing audit opinions; (ii) Data Communique International and, from time to time, other financial printers, for the purpose of preparing Fund regulatory filings; (iii) the Fund's custodian in connection with its custody of the Fund's assets; (iv) ISS for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing the Fund's portfolio holdings information unless specifically authorized.

-----------------------------------------------------------------

                       GENERAL INFORMATION

-----------------------------------------------------------------

Capitalization
--------------

          The Fund was organized as a Maryland corporation in 1979 under the name "Chemical Fund, Inc." and is the successor to a Delaware corporation of the same name organized in 1938. The name of the Fund became "The Alliance Fund, Inc." on March 13, 1987, "Alliance Mid-Cap Growth Fund, Inc." on February 1, 2002 and "AllianceBernstein Mid-Cap Growth Fund, Inc." on March 31, 2003.

          The authorized capital stock of the Fund currently consists of 3,000,000,000 shares of Class A Common Stock, 3,000,000,000 shares of Class B Common Stock, 3,000,000,000 shares of Class C Common Stock and 3,000,000,000 shares of Advisor Class Common Stock, each having a par value of $.01 per share.

          The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Board in the future, for reasons such as the desire to establish one or more additional portfolios of the Fund with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series for the election of Directors and on any other matter that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Management Agreement and changes in investment policy, shares of each portfolio would vote as separate series.

          It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

          A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current NAV of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund, and additional classes of shares within the Fund. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class of shares of the Fund has the same rights and is identical in all respects, except that each of Class A, Class B and Class C shares of the Fund bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.


          On October 8, 2004 there were 140,659,765 shares of common stock of the Fund outstanding including 111,858,508 Class A shares, 15,562,502 Class B shares, 5,207,983 Class C shares and 8,030,772 Advisor Class shares. To the knowledge of the Fund, the following persons owned of record or beneficially, 5% or more of a class of the outstanding shares of the Fund as of October 8, 2004:

                                             No. of Shares           % of
Name and Address                             of Class                Class
----------------                             --------                -----

Class B
-------

MLPF&S
For the Sole Benefit
  of Its Customers
Attn: Fund Admin (977H2)
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL 32246-6484                   954,818                6.20%

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
333 W. 34th Street, Floor 3
New York, NY 10001-2402                     1,065,568                6.85%

First Clearing LLC
A/C #1699-0135
Special Custody Acct for the
Exclusive Benefit of Customer
10750 Wheat First Dr.
Glen Allen, VA  23060-9245                  1,157,133                7.44%

Class C
-------

MLPF&S
For the Sole Benefit
  of Its Customers
Attn: Fund Admin (97BG3)
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL 32246-6484                 1,088,313               20.90%

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
333 W. 34th Street, Floor 3
New York, NY  10001-2402                      393,081                7.55%

Advisor Class
-------------

CollegeBound Fund
CBF-Mid Cap Growth
Customized Portfolio 529 Plan
500 Plaza Drive
Secaucus, NJ 07094-3619                     3,198,820               39.54%

AllianceBernstein Plans Div/F.T.C.
Cust. FBO Catherine D. Wood IRA
Rollover Account
104 Olmstead Hill Road
Wilton, CT 06897-1730                         463,800                5.73%

Trust for Profit Sharing Plan
For Employees of Alliance
Capital Management L.P. Plan I
Attn: Diana Marotta FL 31
1345 Avenue of Americas
New York, NY 10105                          2,391,510               29.56%

PIMS/Prudential Retirement
As Nominee for the TTEE/CUST PL007
Alliance Capital Management
300 International Pkwy STE 270
Heathrow, FL  32746-5028                      998,288               12.34%

Custodian
---------

          State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, will act as the Fund's custodian for the assets of the Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, State Street may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter
---------------------

          ABIRM, an indirect wholly-owned subsidiary of the Manager, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Distribution Services Agreement in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

          Legal matters in connection with the issuance of the shares of Common Stock offered hereby are passed upon by Seward &
Kissel LLP, New York, New York.

Independent Registered Public Accounting Firm
---------------------------------------------

          PricewaterhouseCoopers LLP, 300 Madison Avenue, New
York, New York, 10017, has been appointed as the independent registered public accounting firm for the Fund.


Additional Information
----------------------

          Any shareholder inquiries may be directed to the shareholder's financial intermediary or to AGIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

-----------------------------------------------------------------

          FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
                REGISTERED PUBLIC ACCOUNTING FIRM

-----------------------------------------------------------------

          The financial statements of the Fund for the year ended July 31, 2004 and the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated herein by reference to the Fund's annual report. The annual report was filed on Form N-CSR with the Commission on October 12, 2004. It is available without charge upon request by calling AGIS at (800) 227-4618.

-----------------------------------------------------------------

                           APPENDIX A:

               STATEMENT OF POLICIES AND PROCEDURES
                        FOR VOTING PROXIES

-----------------------------------------------------------------

Introduction
------------

          As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

          This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and global securities.

Proxy Policies
--------------

          This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.

Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

Corporate Governance: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

Anti-Takeover Measures: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Proxy Voting Committees
-----------------------
          Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

Conflicts of Interest
---------------------

          Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

Proxies of Certain Non-US Issuers
---------------------------------

          Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

Proxy Voting Records
--------------------

          Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President, Deputy General Counsel and Chief Compliance Officer, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.


00250.0157 #505374v2

                              PART C
                        OTHER INFORMATION

ITEM 23.    Exhibits:
            --------

     (a) (1) Articles of Restatement of the Articles of Incorporation of the Registrant dated March 28, 1991 and filed April 1, 1991 - Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 121 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on January 30, 1998.

          (2) Articles Supplementary to the Articles of Incorporation of the Registrant dated April 30, 1991 and filed May 2, 1991 - Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 120 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 31, 1997.

          (3) Certificate of Correction to the Articles of Incorporation of the Registrant dated April 20, 1993 and filed April 22, 1993 - Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 122 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 30, 1998.

          (4) Articles of Amendment of the Articles of Incorporation of the Registrant dated April 29, 1993 and filed April 30, 1993 - Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 122 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 30, 1998.

          (5) Articles Supplementary to the Articles of Incorporation of the Registrant dated April 29, 1993 and filed April 30, 1993 - Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 122 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 30, 1998.

          (6) Articles Supplementary to the Articles of Incorporation of the Registrant dated September 30, 1996 and filed October 1, 1996 - Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 119 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on February 3, 1997.

          (7) Articles Supplementary to the Articles of Incorporation of the Registrant dated May 21, 1998 and filed July 6, 1998 - Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 122 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 30, 1998.

          (8) Articles of Amendment to the Articles of the Incorporation of the Registrant dated January 4, 2002 and filed January 14, 2002 - Incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 130 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on January 30, 2002.

          (9) Articles of Amendment to the Articles of Incorporation of the Registrant dated March 19, 2003 and filed March 20, 2003 - Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 135 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 31, 2003.


     (b)  Amended and Restated By-Laws of the Registrant - Filed herewith.

     (c)  Not applicable.

     (d) Management Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit 5 to the Post Effective Amendment No. 121 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on January 30, 1998.

     (e) (1) Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) - Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 120 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 31, 1997.

          (2) Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) dated July 6, 1996 - Incorporated by reference to
               Exhibit 6(b) to Post-Effective Amendment No. 120 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 31, 1997.

          (3) Form of Selected Dealer Agreement between AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 132 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 30, 2002.

          (4) Form of Selected Agent Agreement between AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) and selected agents making available shares of Registrant - Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 132 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on October 30, 2002.

     (f)  Not applicable.

     (g) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 121 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on January 30, 1998.

     (h) Transfer Agency Agreement between the Registrant and Alliance Global Investor Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 121 of Registrant's Registration Statement on Form N-1A (File Nos. 2-10768 and 811-00204) filed with the Securities and Exchange Commission on January 30, 1998.

     (i) Opinion and Consent of Seward & Kissel LLP - Filed herewith.

     (j)  Consent of Independent Registered Public Accounting
          Firm - Filed herewith.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Rule 12b-1 Plan - See Exhibit (e)(1) hereto.

     (n)  Amended and Restated Rule 18f-3 Plan - Filed herewith.

     (p) (1) Code of Ethics for the Fund - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 74 of the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. (File Nos. 2-48227 and 811-2383) filed with the Securities and Exchange Commission on October 6, 2000, which is substantially identical in all material respects except as to the party which is the Registrant.

          (2) Code of Ethics for the Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 31 of the Registration Statement on Form N-1A of AllianceBernstein Variable Products Series Fund, Inc. (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 27, 2001.

     Other Exhibits:

          Powers of Attorney for: Ruth Block, David H. Dievler,
          John H. Dobkin, William H. Foulk, Jr., Marc O. Mayer and Donald J. Robinson - Filed herewith.

ITEM 24.  Persons Controlled by or under Common Control with
          Registrant

          None.

ITEM 25.  Indemnification

          It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article TWELFTH of Registrant's Amended
          By-laws filed as Exhibit (b) and Section 10 of the Distribution Services Agreement filed as Exhibit
          (e)(1), all as set forth below. The liability of the Registrant's directors and officers is dealt with in Article SEVENTH of Registrant's Articles of Restatement of Articles of Incorporation, and Section 11 of the Registrant's Amended By-laws, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section
          4 of the Investment Advisory Agreement filed as Exhibit
          (d) in response to Item 23, as set forth below.

Section 2-418 of the Maryland General Corporation Law reads as follows:

"2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND
AGENTS.-(a) In this section the following words have the meaning indicated.

          (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

          (3) "Expenses" include attorney's fees.

          (4) "Official capacity" means the following:

              (i) When used with respect to a director, the office of director in the corporation; and

              (ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

              (iii) "Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

          (6) "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

               (b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

               (i) The act or omission of the director was material to the matter giving rise to the proceeding; and

                   1. Was committed in bad faith; or

                   2. Was the result of active and deliberate dishonesty; or

               (ii) The director actually received an improper personal benefit in money, property, or services; or

               (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

               (2) (i) Indemnification may be against
judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                   (ii) However, if the proceeding was one
by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

               (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                   (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

               (4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

                   (i) For a proceeding brought to enforce
indemnification under this section; or

                   (ii) If the charter or bylaws of the
corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

               (c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

               (d) unless limited by the charter:

               (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

               (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

               (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

               (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

               (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

               (e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

               (2) Such determination shall be made:

               (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

               (ii) By special legal counsel selected by the board or a committee of the board by vote as set forth in subparagraph (1) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director who are parties may participate; or

               (iii) By the stockholders.

               (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph
(ii) of paragraph (2) of this subsection for selection of such counsel.

               (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

               (f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

          (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

          (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

          (2) The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

          (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

          (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

          (h) This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

          (i) For purposes of this section:

          (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

          (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

          (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

          (j) Unless limited by the charter:

          (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

          (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

          (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

          (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

          (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

          (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

          (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."

     The Investment Advisory Agreement between Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein will be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of wilful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

     The Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management Inc. ("ABIRM") (formerly known as Alliance Fund Distributors, Inc.) provides that the Registrant will indemnify, defend and hold ABIRM, and any person who controls it within the meaning of
Section 15 of the Securities Act of 1933, as amended (the "Securities Act") free and harmless from and against any and all claims, demands, liabilities and expenses which ABIRM or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading provided that in no event will anything therein contained be so construed as to protect ABIRM against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties thereunder.

     The foregoing summaries are qualified by the entire text of Registrant's Articles of Restatement of Articles of
Incorporation, the Investment Advisory Agreement between
Registrant and Alliance Capital Management L.P. and the
Distribution Services Agreement between Registrant and ABIRM.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or
(2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Article TWELFTH of the Registrant's Amended By-laws reads as follows:

"Indemnification of Directors and Officers. The Corporation shall indemnify to the fullest extent permitted by law (including the Investment Company Act of 1940) as currently in effect or as the same may hereafter be amended, any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director or officer of the Corporation or serves or served at the request of the Corporation any other enterprise as a director or officer. To the fullest extent permitted by law (including the Investment Company Act of 1940) as currently in effect or as the same may hereafter be amended, expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation. The rights provided to any person by this Article TWELFTH, shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director or officer as provided above. No amendment of this Article TWELFTH shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment. For purposes of this Section 11, the term "Corporation" shall include any predecessor of the Corporation and any constituent corporation (including any constituent of a constituent) absorbed by the Corporation in a consolidation or merger; the term "other enterprise" shall include any corporation, partnership, joint venture, trust or employee benefit plan; service "at the request of the Corporation" shall include service as a director or officer of the Corporation which imposes duties on, or involves services by, such director or officer with respect to an employee benefit plan, its participants or beneficiaries; any excise taxes assessed on a person with respect to an employee benefit plan shall be deemed to be indemnifiable expenses; and action by a person with respect to any employee benefit plan which such person reasonably believes to be in the interest of the participants and beneficiaries of such plan shall be deemed to be action not opposed to the best interests of the Corporation."

     The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26.  Business and Other Connections of Investment Adviser.

               The descriptions of Alliance Capital Management L.P. under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

               The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27.  Principal Underwriters.

          (a) AllianceBernstein Investment Research and Management, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. AllianceBernstein Investment Research and Management, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

               AllianceBernstein All-Asia Investment Fund, Inc. AllianceBernstein Americas Government Income Trust,
               Inc.
               AllianceBernstein Balanced Shares, Inc.
               AllianceBernstein Blended Style Series, Inc.
               AllianceBernstein Bond Fund, Inc.
               AllianceBernstein Cap Fund, Inc.
               AllianceBernstein Capital Reserves
               AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Exchange Reserves
               AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc. AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Government Reserves
               AllianceBernstein Greater China '97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein Health Care Fund, Inc. AllianceBernstein High Yield Fund, Inc.
               AllianceBernstein Institutional Funds, Inc.
               AllianceBernstein Institutional Reserves, Inc. AllianceBernstein Intermediate California
               Municipal Portfolio*
               AllianceBernstein Intermediate Diversified
               Municipal Portfolio*
               AllianceBernstein Intermediate New York
               Municipal Portfolio* AllianceBernstein
               International Portfolio*
               AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Mid-Cap Growth Fund, Inc. AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc. AllianceBernstein Municipal Income Fund II AllianceBernstein Municipal Trust
               AllianceBernstein New Europe Fund, Inc.
               AllianceBernstein Premier Growth Fund, Inc.
               AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc. AllianceBernstein Short Duration Portfolio* AllianceBernstein Tax-Managed International Portfolio* AllianceBernstein Technology Fund, Inc.
               AllianceBernstein Trust
               AllianceBernstein Utility Income Fund, Inc.
               AllianceBernstein Variable Products Series Fund, Inc. AllianceBernstein Worldwide Privatization Fund, Inc. Sanford C. Bernstein Fund II, Inc.
               The AllianceBernstein Portfolios

--------
* This is a retail Portfolio of the Sanford C. Bernstein Fund, Inc.

          (b) The following are the Directors and Officers of AllianceBernstein Investment Research and
               Management, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                                POSITIONS AND                   POSITIONS AND
                                OFFICES WITH                    OFFICES WITH
NAME                            UNDERWRITER                     REGISTRANT

Directors

Marc O. Mayer                   Chairman of the Board

Mark R. Manley                  Director

Officers

Marc O. Mayer                   Chairman of the Board           President and
                                                                Chief Executive
                                                                Officer

Ranjani Nagaswami               Vice Chairman

Frederic L. Bloch               Executive Vice President

Richard A. Davies               Executive Vice President and
                                Managing Director

Kurt H. Schoknecht              Executive Vice President

Andrew L. Gangolf               Senior Vice President and       Assistant
                                Assistant General Counsel       Secretary

Emilie D. Wrapp                 Senior Vice President and
                                Assistant General Counsel

Daniel A. Notto                 Senior Vice President, Counsel
                                and Assistant Secretary

Frank Speno                     Executive Vice President

Audie G. Apple                  Senior Vice President

Colin C. Aymond                 Senior Vice President

Adam J. Beaudry                 Senior Vice President

Matthew F. Beaudry              Senior Vice President

Amy I. Belew                    Senior Vice President

Susan H. Burton                 Senior Vice President

Russell R. Corby                Senior Vice President

John W. Cronin                  Senior Vice President

John C. Endahl                  Senior Vice President

John Edward English             Senior Vice President

Donald N. Fritts                Senior Vice President

John A. Gagliano                Senior Vice President

Bradley F. Hanson               Senior Vice President

Scott Hutton                    Senior Vice President

Geoffrey L. Hyde                Senior Vice President

Robert H. Joseph, Jr.           Senior Vice President

Victor Kopelakis                Senior Vice President

Joseph R. LaSpina               Senior Vice President

Henry Michael Lesmeister        Senior Vice President

James F. Lyons                  Senior Vice President

Susan L. Matteson-King          Senior Vice President

Daniel D. McGinley              Senior Vice President

Thomas F. Monnerat              Senior Vice President

Joanna D. Murray                Senior Vice President

Jeffrey A. Nye                  Senior Vice President

Peter J. O'Brien                Senior Vice President

John J. O'Connor                Senior Vice President

Danielle Pagano                 Senior Vice President

Catherine N. Peterson           Senior Vice President

Mark A. Pletts                  Senior Vice President

Robert E. Powers                Senior Vice President

Stephen C. Scanlon              Senior Vice President

John P. Schmidt                 Senior Vice President

Raymond S. Sclafani             Senior Vice President

Eileen B. Sebold                Senior Vice President

Gregory K. Shannahan            Senior Vice President

Richard J. Sidell               Senior Vice President

Scott C. Sipple                 Senior Vice President

Peter J. Szabo                  Senior Vice President

Joseph T. Tocyloski             Senior Vice President

David R. Turnbough              Senior Vice President

Craig E. Welch                  Senior Vice President

Keith A. Yoho                   Senior Vice President

Mark D. Gersten                 Vice President and Treasurer    Treasurer and
                                                                Chief Financial
                                                                Officer

Patrick E. Ryan                 Vice President and Chief
                                Financial Officer

Margaret M. Bagley              Vice President

Peter J. Barber                 Vice President

Kenneth F. Barkoff              Vice President

Troy E. Barton                  Vice President

Laura J. Beedy                  Vice President

David A. Bedrick                Vice President

Andrew Berger                   Vice President

Joseph J. Bertini               Vice President
                                and Counsel

Gregory P. Best                 Vice President

John C. Bianchi                 Vice President

Michael J. Bodnar               Vice President

Robert F. Brendli               Vice President

Alan T. Brum                    Vice President

Brian Buehring                  Vice President

Thomas E. Callahan              Vice President

Kevin T. Cannon                 Vice President

Michael F. Connell              Vice President

Jean A. Coomber                 Vice President

Dwight P. Cornell               Vice President

Michael R. Crimmins             Vice President

Robert J. Cruz                  Vice President

Brett E. Dearing                Vice President

Jennifer M. DeLong              Vice President

Daniel J. Deckman               Vice President

Sherry V. Delaney               Vice President

Janet B. DiBrita                Vice President

Joseph T. Dominguez             Vice President

William J. Dorough              Vice President

Adam E. Engelhardt              Vice President

Michele C. Eschert Johnson      Vice President

John J. Fennessy                Vice President

Joao P. Flor                    Vice President

Eric W. Fraiser                 Vice President

Mark A. Gessner                 Vice President

Thomas R. Graffeo               Vice President

Tiffini J. Haley                Vice President

Alan Halfenger                  Vice President

Michael S. Hart                 Vice President

George R. Hrabovsky             Vice President

David A. Hunt                   Vice President

Dinah J. Huntoon                Vice President

Anthony D. Ialeggio             Vice President

Theresa Iosca                   Vice President

Oscar J. Isoba                  Vice President

Kumar Jagdeo II                 Vice President

Danielle M. Klaskow             Vice President

Robert I. Kurzweil              Vice President

James D. Lathrop                Vice President

Eric L. Levinson                Vice President

Laurel E. Lindner               Vice President

James M. Liptrot                Vice President

Armando C. Llanes               Vice President

James P. Luisi                  Vice President

Silvia Manz                     Vice President

Kathryn Austin Masters          Vice President

David W. Monroe                 Vice President

Paul S. Moyer                   Vice President

Doris T. Ciliberti Muller       Vice President

John F. Multhauf                Vice President

Michael F. Nash, Jr.            Vice President

Jamie A. Nieradka               Vice President

David L. Nitz                   Vice President

Nicole Nolan-Koester            Vice President

Timothy J. O'Connell            Vice President

Albert Orokos                   Vice President

David D. Paich                  Vice President

Todd P. Patton                  Vice President

James J. Posch                  Vice President

Carol H. Rappa                  Vice President

Bruce W. Reitz                  Vice President

James A. Rie                    Vice President

Miguel A. Rozensztroch          Vice President

Matthew J. Scarlata             Vice President

Stuart L. Shaw                  Vice President

Karen Sirett                    Vice President

Rayandra E. Slonina             Vice President

Bryant B. Smith                 Vice President

Elizabeth M. Smith              Vice President

Jeffrey C. Smith                Vice President

Eileen Stauber                  Vice President

Elizabeth K. Tramo              Vice President

Benjamin H. Travers             Vice President

James R. Van Deventer           Vice President

Marie R. Vogel                  Vice President

Wayne W. Wagner                 Vice President

William K. Weese                Vice President

Mark E. Westmoreland            Vice President

Paul C. Wharf                   Vice President

Scott Whitehouse                Vice President

Peter H. Whitlock               Vice President

Matthew Witschel                Vice President

Omar J. Aridi                   Assistant Vice President

Joseph D. Asselta               Assistant Vice President

Jire J. Baran                   Assistant Vice President

Gian D. Bernardi                Assistant Vice President

Susan J. Bieber                 Assistant Vice President

Heath A. Black                  Assistant Vice President

Richard A. Brink                Assistant Vice President

Mark S. Burns                   Assistant Vice President

Alice L. Chan                   Assistant Vice President

Judith A. Chin                  Assistant Vice President

David Chung                     Assistant Vice President

Lynne K. Civita                 Assistant Vice President

Kenneth J. Connors              Assistant Vice President

Michael C. Conrath              Assistant Vice President

Shawn Conroy                    Assistant Vice President

Robert A. Craft                 Assistant Vice President

Stephen J. Dedyo                Assistant Vice President

Marc DiFilippo                  Assistant Vice President

Ralph A. DiMeglio               Assistant Vice President

Bernard J. Eng                  Assistant Vice President

Michael J. Eustic               Assistant Vice President

Efrain Fernandez                Assistant Vice President

Robert A. Fiorentino            Assistant Vice President

Michael F. Greco                Assistant Vice President

Kelly P. Guter                  Assistant Vice President

Junko Hisamatsu                 Assistant Vice President

Luis Martin Hoyos               Assistant Vice President

Arthur F. Hoyt, Jr.             Assistant Vice President

Dwayne A. Javier                Assistant Vice President

Elizabeth E. Keefe              Assistant Vice President

Edward W. Kelly                 Assistant Vice President

Thomas J. Khoury                Assistant Vice President

Jung M. Kim                     Assistant Vice President

Junko Kimura                    Assistant Vice President

Ted R. Kosinski                 Assistant Vice President

Stephen J. Laffey               Assistant Vice President

Gary M. Lang                    Assistant Vice President

Christopher J. Larkin           Assistant Vice President

Evamarie C. Lombardo            Assistant Vice President

Andrew J. Magnus                Assistant Vice President

Christopher J. Markos           Assistant Vice President

Osama Mari                      Assistant Vice President

Daniel K. McGouran              Assistant Vice President

Christine M. McQuinlan          Assistant Vice President

Steven M. Miller                Assistant Vice President

Christina A. Morse              Assistant Vice President
                                and Counsel

Troy E. Mosconi                 Assistant Vice President

Alex E. Pady                    Assistant Vice President

Wandra M. Perry-Hartsfield      Assistant Vice President

Matthew V. Peterson             Assistant Vice President

Irfan A. Raja                   Assistant Vice President

Rizwan A. Raja                  Assistant Vice President

David J. Riley                  Assistant Vice President

Peter V. Romeo                  Assistant Vice President

Jessica M. Rozman               Assistant Vice President

Orlando Soler                   Assistant Vice President

Nancy D. Testa                  Assistant Vice President

Richard L. Tocyloski            Assistant Vice President

Kari-Anna Towle                 Assistant Vice President

Kayoko Umino                    Assistant Vice President

Elsia M. Vasquez                Assistant Vice President

Nina C. Wilkinson               Assistant Vice President

Joanna Wong                     Assistant Vice President

Eric J. Wright                  Assistant Vice President

Maureen E. Yurcisin             Assistant Vice President

Thomas M. Zottner               Assistant Vice President

Mark R. Manley                  Secretary

Colin T. Burke                  Assistant Secretary

Adam R. Spilka                  Assistant Secretary


          (c)  Not applicable.

ITEM 28.  Location of Accounts and Records.

          The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc., P.O. Box 786003, San Antonio, Texas 78278-6003 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings.

          Not applicable.

                            SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of October, 2004.


                        ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.

                                              By:  Marc O. Mayer*
                                                  --------------------
                                                   Marc O. Mayer
                                                   President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     Signature                          Title           Date

(1)  Principal Executive Officer

     Marc O. Mayer*                     President and   October 29, 2004
                                        Chief
                                        Executive
                                        Officer

(2)  Principal Financial and
     Accounting Officer

     /s/ Mark D. Gersten                Treasurer       October 29, 2004
     -------------------                and Chief
         Mark D. Gersten                Financial
                                        Officer


(3)  All of the Directors:
     Ruth Block*
     David H. Dievler*
     John H. Dobkin*
     William H. Foulk, Jr.*
     Donald J. Robinson*


   * By  /s/ Andrew L. Gangolf                          October 29, 2004
         ---------------------
             Andrew L. Gangolf
            (Attorney-in-fact)

                        Index to Exhibits

Exhibit No.        Description of Exhibits


(b)                Amended and Restated By-Laws

(i)                Opinion and Consent of Seward & Kissel LLP

(j)                Consent of Independent Registered Public Accounting Firm

(n)                Amended and Restated Rule 18f-3 Plan

Other Exhibits:    Powers of Attorney


00250.0157 #500030